File Nos. 33-23453
                                                                        811-5632

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 / X/

                         Post-Effective Amendment No. 32

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 / X/

                                Amendment No. 35

                           FREMONT MUTUAL FUNDS, INC.
              (Exact Name of Registration as Specified in Charter)

                          333 Market Street, Suite 2600
                         SAN FRANCISCO, CALIFORNIA 94105
               (Address of Principal Executive Offices) (Zip Code)

               Registrant's Telephone Number, including Area Code:

                                 (415) 284-8733

                             Tina Thomas, Secretary
                           Fremont Mutual Funds, Inc.
                          333 Market Street, Suite 2600
                         SAN FRANCISCO, CALIFORNIA 94105
                     (Name and Address of Agent for Service)

                                    copy to:
                                  Julie Allecta
                     Paul, Hastings, Janofsky & Walker, LLP
                        345 California Street, 29th floor
                          SAN FRANCISCO, CA 94104-2635



          It is proposed that this filing will become effective (check appropriate box)


              / / immediately upon filing pursuant to paragraph (b) / / on pursuant to paragraph (b)
              /X/ 60 days after filing pursuant to paragraph (a)
              / / on _________ pursuant to paragraph (a) of Rule 485 / / 75 days after filing pursuant to paragraph (a)(ii)

                           FREMONT MUTUAL FUNDS, INC.


                              CROSS-REFERENCE SHEET
      Between Items Enumerated in Form N-1A and this Registration Statement


References to items numbered 1 - 23 are for the Fremont Mutual Funds, Inc.

Item No. of
PART A OF FORM N-1A                         CAPTIONS IN PROSPECTUS

1.       Cover Page                         Cover Page

2.       Synopsis                           Summary of Fees and Expenses;
                                            Investment Results

3.       Financial Highlights               Financial Highlights

4.       General Description of             The Advisor and the Fund;
           Registrant                       Investment Objective,
                                            Policies, and Risk
                                            Considerations; General
                                            Investment Policies

5.       Management of the Fund             The Advisor and the Fund;
                                            Execution of Portfolio
                                            Transactions; General
                                            Information

6.       Capital Stock and Other            Shareholder Account Services
          Securities                        and Privileges; Dividends,
                                            Distributions, and Federal
                                            Income Taxation; General
                                            Information

7.       Purchase of Securities             How to Invest; Calculation of
           Being Offered                    Net Asset Value and
                                            Public Offering Price

8.       Redemption or Repurchase           How to Redeem Shares;
                                            Calculation of Net Asset Value
                                            and Public Offering Price

9.       Pending Legal Proceedings          Inapplicable

Item No. of                                 Captions in Statement of
PART B OF FORM N-1A                         ADDITIONAL INFORMATION

10.      Cover Page                         Cover Page

11.      Table of Contents                  Table of Contents

12.      General Information and            Inapplicable
           History

13.      Investment Objectives and          Investment Objective,
           Policies                         Policies, and Risk
                                            Considerations; Investment
                                            Restrictions; Appendix A:
                                            Description of Securities
                                            Ratings

14.      Management of the Funds            Investment Company Directors
                                            and Officers; Investment
                                            Advisory and Other Services

15.      Control Persons and                Investment Company Directors
           Principal Holders of             and Officers; Investment
           Securities                       Advisory and Other Services;
                                            Additional Information

16.      Investment Advisory and            Investment Advisory and Other
           Other Services                   Services; Additional
                                            Information

17.      Brokerage Allocation and           Execution of Portfolio
           Other Practices                  Transactions

18.      Capital Stock and Other            Additional Information
           Securities

19.      Purchase, Redemption and           How to Invest; Other
           Pricing of Securities            Investment and Redemption
           Being Offered                    Services

20.      Tax Status                         Taxes -- Mutual Funds

21.      Underwriters                       Investment Advisory and Other
                                            Services

22.      Calculation of Performance         Investment Results
           Data

23.      Financial Statements               Inapplicable

PART C OF FORM N-1A

         Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to the Registration Statement.

FREMONT
MUTUAL
FUNDS, INC.

  o   International Growth Fund




















_______________ , 1998

                                TABLE OF CONTENTS

Item                                                                        Page
----                                                                        ----

SUMMARY OF FEES AND EXPENSES...................................................4

FINANCIAL HIGHLIGHTS...........................................................6

THE ADVISOR, SUB-ADVISOR AND THE FUND..........................................7

INVESTMENT OBJECTIVES, POLICIES AND RISK CONSIDERATIONS........................9

GENERAL INVESTMENT POLICIES...................................................13

INVESTMENT RESULTS............................................................19

HOW TO INVEST.................................................................20

SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES...................................21

HOW TO REDEEM SHARES..........................................................23

RETIREMENT PLANS..............................................................25

DIVIDENDS, DISTRIBUTIONS AND FEDERAL INCOME TAXATION..........................26

PLAN OF DISTRIBUTION..........................................................27

CALCULATION OF NET ASSET VALUE................................................28

EXECUTION OF PORTFOLIO TRANSACTIONS...........................................28

GENERAL INFORMATION...........................................................29

TELEPHONE NUMBERS AND ADDRESSES...............................................30

FREMONT MUTUAL FUNDS, INC. is an open-end investment company which under this Prospectus is offering shares in the FREMONT INTERNATIONAL GROWTH FUND (the Fund").

FREMONT INTERNATIONAL GROWTH FUND seeks to achieve long-term growth of capital by investing primarily in equity securities of issuers domiciled outside the United States.

There can be no assurance that the Fund will achieve its investment objective. The Fund is a diversified fund as defined by the Investment Company Act of 1940, as amended (the "1940 Act").

Shares of the Fund are offered without a sales charge.

This Prospectus, which should be retained for future reference, sets forth concisely the information an investor should know before investing. Should more detailed information be desired, a Statement of Additional Information, which is incorporated by reference into this Prospectus, is available without charge by calling toll-free 800-548-4539 (press 1) or by writing to Fremont Mutual Funds, Inc., 50 Beale Street, Suite 100, San Francisco, California 94105.

LIKE ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

This Prospectus is dated         , 1998.

FOR FURTHER INFORMATION OR TO REQUEST A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION, CALL 800-548-4539.

SUMMARY OF FEES AND EXPENSES

Shareholder Transaction Expenses
Maximum Sales Load Imposed on Purchases                             None
Maximum Sales Load Imposed on Reinvested Dividends                  None
Deferred Sales Load                                                 None
Redemption Fee(1)                                                   None
Exchange Fee                                                        None

Annual Fund Operating Expenses (as a percentage of average net assets)(2)
Management Fee                                                      1.00%
12b-1 Expense(3)                                                    0.25%
Other Expenses after Reimbursement                                  0.25%
                                                                   -----
Total Fund Operating Expenses4                                      1.50%
                                                                   =====

Example: You would pay the following total expenses on a $1,000 investment in the Fund, assuming (1) a 5% annual return and (2) redemption at the end of each time period:

                  1 Year           3 Years         5 Years         10 Years
                  ------           -------         -------         --------
                   $15               $47             $82             $179

THIS EXAMPLE SHOULD NOT BE CONSIDERED AS REPRESENTATIVE OF FUTURE EXPENSES OR ANNUAL RETURNS. ACTUAL EXPENSES AND ANNUAL RETURNS MAY BE GREATER OR LESS THAN THOSE SHOWN ABOVE.

The table above is intended to give you information and assistance in understanding the various costs and expenses of the Fund that an investor may bear directly or indirectly. Other expenses include, but are not limited to, administrative and transfer agent fees paid to Fremont Investment Advisors, Inc., costs of custody, costs of legal and audit services, costs of registration of fund shares under applicable laws, and costs of printing and distributing reports to shareholders.

See "The Advisor, Sub-Advisor and the Fund."

     (1) A wire transfer fee is charged by the Transfer Agent in the case of redemptions made by wire. Such fee is subject to change and is currently $10. See "How to Redeem Shares."

     (2) The Advisor has agreed to limit the Fund's total operating expenses to 1.50% of average daily net assets until October 31, 1999. The Fund may reimburse the Advisor for any reductions in the Advisor's fees during the three years following that reduction provided that such reimbursement is requested by the Advisor, can be achieved within the foregoing expense limit, and if the Board of Directors, at the time of the request, approves the reimbursement as not inconsistent with the best interests of the Fund. Absent reimbursements of expenses by the Advisor, total fund operating expenses are estimated to be 1.78% of average daily net assets.

     (3) 12b-1 fees may be paid to financial intermediaries for services provided through sales program(s). Long-term shareholders may pay more that the economic equivalent of the maximum front-end sales charges permitted by the rules of the National Association of Securities
          Dealers.   For  more   information   on  12b-1  fees,   see  "Plan  of
          Distribution."

     (4) The percentages expressing annual fund operating expenses of the Fund are based on actual expenses incurred during the most recent fiscal year.

FINANCIAL HIGHLIGHTS

The following information has been audited by Coopers & Lybrand, L.L.P., independent accountants, whose unqualified opinion is included in the Fund's Annual Report. Further information about the Fund's performance is contained in the Annual Report, which is included in the Fund's Statement of Additional Information and which may be obtained without charge.

                                                                                            Period from
                                                            Year Ended October 31            3/1/94 to
                                                     1997           1996          1995       10/31/94
Selected Per Share Data
 for one share outstanding during the period

Net asset value, beginning of period             $    10.40     $     9.72     $    9.79    $    9.57
                                                 ----------     ----------     ---------    ---------

 Income from Investment Operations
  Net investment income                                 .02           (.02)          .10          .02
  Net realized and unrealized gain (loss)              (.02)           .71          (.09)         .20
                                                 ----------     ----------     ---------    ---------

   Total investment operations                        --               .69           .01          .22

 Less Distributions
  From net investment income                          --              (.01)         (.08)       --
  From net realized gains                              (.03)         --            --           --
                                                 ----------     ----------     ---------    ---------

   Total distributions                                 (.03)          (.01)         (.08)       --
                                                 ----------     ----------     ---------    ---------

 Net asset value, end of period                  $    10.37     $    10.40     $    9.72    $    9.79
                                                 ==========     ==========     =========    =========


Total Return                                          -0.01%          7.07%         0.13%        2.30%
Ratios and Supplemental Data
Net assets, end of period (000s omitted)         $   38,643     $   35,273     $  32,156    $  29,725
 Ratio of expenses to average net assets               1.50%          1.50%         1.50%        1.50%*
 Ratio of net investment income
 (loss) to average net assets                           .34%          -.20%         1.19%         .35%*
 Portfolio turnover rate                                 95%            74%           32%          30%
 Average commission rate paid(1)                 $    .0173     $    .0150         --           --

(1) Disclosure not required for years prior to 1996.
  * Annualized

THE ADVISOR, SUB-ADVISOR AND THE FUND

Fremont Mutual Funds, Inc. (the "Investment Company") is an open-end investment company which under this Prospectus is offering shares in the Fremont International Growth Fund (the "Fund"). The Investment Company has other series offered under different prospectuses, and the Board of Directors of the Investment Company is permitted to create additional Funds at any time. The Fund has its own investment objective and policies and operates as a separate mutual fund.

The management of the business and affairs of the Investment Company is the responsibility of the Board of Directors. Fremont Investment Advisors, Inc. (the "Advisor") provides the Fund with investment management and administrative services under an Investment Advisory and Administrative Agreement (the "Advisory Agreement") with the Investment Company. The Advisory Agreement provides that the Advisor shall furnish advice to the Fund with respect to its investments and shall, to the extent authorized by the Board of Directors, determine what securities shall be purchased or sold by the Fund. The Advisor's Investment Committee oversees the portfolio management of the Fund.

The professional staff of the Advisor has offered professional investment management services regarding asset allocation in connection with securities portfolios to the Bechtel Group, Inc. Retirement Plan and the Bechtel Foundation since 1978 and to Fremont Investors, Inc. (formerly Fremont Group, Inc.) since 1987. The Advisor also provides investment advisory services regarding asset allocation, investment manager selection and portfolio diversification to a number of large Bechtel-related investors. The Investment Company is one of its clients.

The Advisor will provide direct portfolio management services to the extent that a sub-advisor does not provide those services. In the future, the Advisor may propose to the Investment Company that different or additional sub-advisor(s) be engaged to provide investment advisory or portfolio management services to the Fund. Prior to such engagement, any agreement with a sub-advisor must be approved by the Board of Directors and, if required by law, by the shareholders of the Fund. The Advisor may in its discretion manage all or a portion of the Fund's portfolio directly with or without the use of a sub-advisor.

As compensation for its services to the Fund, the Advisor receives from the Fund an advisory fee, computed daily and paid monthly, of 1.00% per annum of the Fund's average net assets. The Advisory agreement also provides that the Fund will pay to the Advisor an administrative fee of 0.15% per annum of the average net assets. The Fund also pays the Advisor a 12b-1 fee of 0.25% per annum, subject to the terms of a plan of distribution more fully described under "Plan of Distribution". In addition to the fees described above, the Fund pays its own operating expenses including, but not limited to: taxes, if any; brokerage and commission expenses, if any; interest charges on any borrowings; transfer agent, administrator, custodian, legal and auditing fees; shareholder servicing fees including fees to third-party servicing agents; fees and expenses of Directors who are not interested persons of the Advisor or the Sub-Advisor; costs and expenses of calculating daily net asset value; costs and expenses of accounting, bookkeeping and recordkeeping required under the 1940 Act; insurance premiums; trade association dues; fees and expenses of registering and maintaining registration of shares under federal and applicable state securities laws; all costs associated with shareholders' meetings and the preparation and dissemination of proxy materials, except for meetings called solely for the benefit of the Advisor or its affiliates; printing and mailing prospectuses, statements of additional information and reports to shareholders; and other expenses relating to the Fund's operations, plus any extraordinary and non-recurring expenses that are not expressly assumed by the Advisor.

The Advisor anticipates waiving fees and reimbursing the Fund for other operating expenses in order to limit total operating expenses to 1.50% of average daily net assets until October 31, 1999. To the extent management fees are waived and/or other expenses are reimbursed by the Advisor, the Advisor may elect to recapture such amounts if it requests repayment within three years of the year in which the waiver and/or reimbursement is made, and the Board of Directors approves the repayment, and the Fund is able to make repayment and still stay within the then current operating expense limitation.

Capital Guardian Trust Company ("Capital Guardian") is a wholly-owned subsidiary of The Capital Group Companies, Inc., a non-operating holding company for a group of companies involved in providing investment management for institutions around the world. The Capital organization is one of the oldest major financial service firms in the United States, dating back to 1931. Capital Guardian was chartered in 1968 under the California state banking laws as a non-depository trust company. Its principal business is providing investment management services, including international investment management services to a limited number of large institutional clients such as employee benefit funds, public funds, foundations, and endowment funds. Capital Guardian has been managing domestic equity assets since its founding in 1968, and as of December 31, 1997, managed over $65 billion for institutional investors, including over $28 billion in non-U.S. equity assets. The Capital organization's commitment to international research and investing dates back to 1955 when its sister company, Capital Research and Management Company, established an international investment capability. The Capital organization's first non-U.S. office was established in Geneva in 1962. The Capital organization currently spends over $100 million annually on research. Capital Guardian has managed international portfolios since 1978. The day-to-day responsibility for managing the Fund's portfolio will be the responsibility of a group of Capital Guardian portfolio mangers, each of whom will have investment discretion over a portion of the Fund's portfolio.

Until terminated, the Portfolio Management Agreement between the Investment Company (with respect to the Fund), the Advisor and the Sub-Advisor provides that the Sub-Advisor will manage the investment and reinvestment of the Fund's assets and continually review and administer the Fund's investments. As compensation for its services, the Advisor (not the Fund) pays the Sub-Advisor an annual fee equal to 0.75% of the first $25 million of the Fund's average daily net assets, 0.60% of the next $25 million, 0.425% of the next $200 million and 0.375% of such assets in excess of $250 million. The Portfolio Management Agreement with the Sub-Advisor may be terminated by the Advisor or the Investment Company upon 30 days' written notice. The Advisor has day-to-day authority to increase or decrease the amount of the Fund's assets managed by the Sub-Advisor.

Investment  Company   Administration   Corporation  (the   "Sub-Administrator"),
pursuant to an administrative agreement with the Advisor, supervises the administration of the Fund. The Sub-

Administrator's responsibilities include, among other things, the preparation and filing of documents required for compliance by the Fund with applicable laws and regulations. Certain officers of the Investment Company may be provided by the Sub-Administrator.

For  additional   information  about  the  advisor  and  the  Sub-Advisor,   see
"Investment Advisory and Other Services" in the Statement of Additional Information.

INVESTMENT OBJECTIVES, POLICIES AND RISK CONSIDERATIONS

The investment objective and policies of the Fund are stated below. The Fund is intended for long-term investors, not for those who may wish to redeem their shares after a short period of time.

All investments, including mutual funds, have risks and no investment is suitable for all investors. Investors should consult with their financial and other advisors concerning the suitability of this investment for their own particular circumstances. There is no assurance that any Fund will achieve its investment objective.

The Fund seeks to achieve long-term growth of capital by investing primarily in equity securities of issuers domiciled outside the United States. The Fund is designed for investors who wish to accept the risks entailed in investments in foreign securities and securities denominated in various currencies. See "Risk Factors and Special Considerations for International Investing."

Under normal market conditions, at least 90% of the Fund's assets will be invested in equity securities of issuers domiciled outside the United States. The Fund will be invested in a minimum of three countries excluding the United States. The Fund's portfolio of equity securities consists of common and preferred stock, warrants and debt securities convertible into common stock. Included in this 90% total, up to 5% of the Fund's assets may be invested in rights or warrants to purchase equity securities. For defensive purposes, the Fund may temporarily have less than 90% of its assets invested in equity securities domiciled outside the United States.

The Fund's management anticipates that, from time to time, the Fund may have more than 25% of its assets invested in securities of companies domiciled in the countries of Japan, the United Kingdom and/or Germany. These are among the leading industrial economies outside the United States and the values of their stock markets account for a significant portion of the value of international markets.

In addition to investing directly in equity securities, the Fund may invest in various American, Global and International Depository Arrangements, including but not limited to sponsored and unsponsored American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs"), Global Depository Receipts, International Depository Receipts, American Depository Shares, European Depository Shares, Global Depository Shares and International Depository Shares. See "General Investment Policies" for a discussion of ADRs.

The Fund may also invest in securities of issuers located in emerging market countries. As used in this prospectus, emerging markets are countries categorized as emerging markets by the International Finance Corporation, the World Bank's private sector division. Such countries currently include, but are not limited to, Thailand, Indonesia, India, Israel, the Philippines, South Korea, Taiwan and certain Latin American countries. Such markets tend to be in the less economically developed regions of the world. General characteristics of emerging market countries also include lower degrees of political stability, high demand for capital investment, high dependence on export markets for their major industries, a need to develop basic economic infrastructures and rapid economic growth. The Advisor and/or Sub-Advisor believe that investments in equity securities of companies in international emerging markets offer the opportunity for significant long-term investment returns. However, these investments involve certain risks, as discussed below in "Risk Factors and Special Considerations for International Investing."

Whenever, in the judgment of the Advisor and/or Sub-Advisor, market or economic conditions warrant, the Fund may, for temporary defensive purposes, invest without limitation in U.S. dollar-denominated or foreign currency denominated cash or in high-quality debt securities with remaining maturities of one year or less. During times that the Fund is investing defensively, the Fund will not be pursuing its stated investment objective. For liquidity purposes, the Fund may normally also invest up to 10% of its total assets in U.S. dollar-denominated or foreign currency-denominated cash or in high quality debt securities with remaining maturities of one year or less.

Emphasis is placed on identifying securities of companies believed to be undervalued in the marketplace in relation to factors such as the company's revenues, earnings, assets and long-term competitive positions which over time will enhance the equity value of the company. The Fund will not concentrate its investments in companies of a particular asset size, although, from time to time, it may emphasize investments in companies within particular industries, and will select its investments based on the characteristics of the particular markets and economies of the countries in which it invests.

In selecting portfolio investments, the Sub-Advisor utilizes a value-oriented investment philosophy. The investment approach is research driven and "bottom-up" in that investment decisions are based on extensive field research and direct company contact to help identify differences between the underlying value of a company and the market price of its securities. In analyzing potential and current investments, Capital Guardian evaluates a company's management, financial strength, resources, products, services, the business climate, future earnings and dividends, and weighs these factors in the context of identifying potential risks.

There is no limitation on the percentage of the Fund's assets that may be invested at any one time in one or more countries except that the Fund will normally be invested in at least three countries outside the United States.

The Fund may enter into forward currency contracts and currency futures contracts, and may purchase put and call options on currencies. See "General Investment Policies -- Forward Currency, Futures and Options Transactions."

Risk Factors and Special Considerations for International Investing. Investment in securities of foreign entities and securities denominated in foreign currencies involves risks typically not present to the same degree in domestic investments. Likewise, investment in ADRs and EDRs present similar risks, even though the Fund will purchase, sell and be paid dividends on ADRs in

U.S. dollars. These risks include fluctuations in currency exchange rates, which are affected by international balances of payments and other economic and financial conditions; government intervention; speculation; and other factors. With respect to certain foreign countries, there is the possibility of expropriation or nationalization of assets, confiscatory taxation and political, social or economic instability. The Fund may be required to pay foreign withholding or other taxes on certain of its foreign investments, but investors may or may not be able to deduct their pro rata shares of such taxes in computing their taxable income, or take such shares as a credit against their U.S. income taxes. See "Dividends, Distributions and Federal Income Taxation."

There may be less publicly available information about foreign issuers or securities than about U.S. issuers or securities, and foreign issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those of U.S. entities. With respect to unsponsored ADRs, these programs cover securities of companies which are not required to meet either the reporting or accounting standards of the United States. Many foreign financial markets, while generally growing in volume, continue to experience substantially less volume than domestic markets, and securities of many foreign companies are less liquid and their prices are more volatile than the securities of comparable U.S. companies. In addition, brokerage commissions, custodial services and other costs related to investment in foreign markets (particularly emerging markets) generally are more expensive than in the United States. Such foreign markets also may have longer settlement periods than markets in the United States as well asdifferent settlement and clearance procedures. In certain markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of the Fund to make intended securities purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result either in losses to the Fund due to subsequent declines in value of a portfolio security or, if the Fund had entered into a contract to sell the security, could result in possible liability to the purchaser. Settlement procedures in certain emerging markets also carry with them a heightened risk of loss due to the failure of the broker or other service provider to deliver cash or securities.

The risks of foreign investing are of greater concern in the case of investments in emerging markets which may exhibit greater price volatility and risk of principal, have less liquidity and have settlement arrangements which are less efficient than in developed markets. Furthermore, the economies of emerging market countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, managed adjustments in relative currency values, and other protectionist measures imposed or negotiated by the countries with which they trade. These emerging market economies also have been and may continue to be adversely affected by economic conditions in the countries with which they trade.

The value of the Fund's portfolio securities computed in U.S. dollars will vary with increases and decreases in the exchange rate between the currencies in which the Fund has invested and the U.S. dollar. A decline in the value of any particular currency against the U.S. dollar will cause a decline in the U.S. dollar value of the Fund's holdings of securities denominated in such currency and, therefore, will cause an overall decline in the Fund's net asset value and net investment income and capital gains, if any, to be distributed in U.S. dollars to shareholders by the Fund.

The rate of exchange between the U.S. dollar and other currencies is influenced by many factors, including the supply and demand for particular currencies, central bank efforts to support particular currencies, the movement of interest rates, the price of oil, the pace of activity in the industrial countries, including the United States, and other economic and financial conditions affecting the world economy.

The Fund will not invest in a foreign currency or in securities denominated in a foreign currency if such currency is not at the time of investment considered by the Advisor and/or Sub-Advisor to be fully exchangeable into U.S. dollars without legal restriction. The Fund may purchase securities that are issued by the government, a corporation, or a financial institution of one nation but denominated in the currency of another nation. To the extent that the Fund invests in ADRs, the depository bank generally pays cash dividends in U.S. dollars regardless of the currency in which such dividends originally are paid by the issuer of the underlying security.

Several of the countries in which the Fund may invest restrict, to varying degrees, foreign investments in their securities markets. Governmental and private restrictions take a variety of forms, including (i) limitation on the amount of funds that may be invested into or repatriated from the country (including limitations on repatriation of investment income and capital gains),
(ii) prohibitions or substantial restrictions on foreign investment in certain industries or market sectors, such as defense, energy and transportation, (iii) restrictions (whether contained in the charter of an individual company or mandated by the government) on the percentage of securities of a single issuer which may be owned by a foreign investor, (iv) limitations on the types of securities which a foreign investor may purchase and (v) restrictions on a foreign investor's right to invest in companies whose securities are not publicly traded. In some circumstances, these restrictions may limit or preclude investment in certain countries. Therefore, the Fund intends to invest in such countries through the purchase of shares of investment companies organized under the laws of such countries. The Fund's interest and dividend income from foreign issuers may be subject to non-U.S. withholding taxes. The Fund also may be subject to taxes on trading profits in some countries. In addition, many of the countries in the Pacific Basin have a transfer or stamp duties tax on certain securities transactions. The imposition of these taxes will increase the cost to the Fund of investing in any country imposing such taxes. For United States federal income tax purposes, United States shareholders may be entitled to a credit or deduction to the extent of any foreign income taxes paid by the Fund. See "Dividends, Distributions and Federal Income Taxation."

Other Risk Considerations. Like other mutual funds and financial and business organizations around the world, the Fund could be adversely affected if the computer systems used by it, the Advisor and other service providers and entities with computer systems that are linked to Fund records do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 issue." The Fund and Advisor are taking steps that are reasonably designed to address the Year 2000 issue with respect to the computer systems they use and to obtain satisfactory assurances that comparable steps are being taken by each of the Fund's service providers. There can be no assurance, however, that these steps will be sufficient to avoid any adverse impact on the Fund.

GENERAL INVESTMENT POLICIES

Money Market Instruments. The Fund may invest in any of the following "money market" instruments: certificates of deposit, time deposits, commercial paper, bankers' acceptances and Eurodollar certificates of deposit; U.S. dollar-denominated money market instruments of foreign financial institutions, corporations and governments; U.S. government and agency securities; money market mutual funds; and other debt securities which are not specifically named but which meet the Fund's quality guidelines. The Fund also may enter into repurchase agreements as described below and may purchase variable and floating rate debt securities.

At the time of purchase, short-term securities must be rated in the top rating category by at least two nationally recognized statistical rating organizations ("NRSROs") or by a single NRSRO in the case of a security rated by only one NRSRO, or, if not rated by an NRSRO, must be of comparable quality as determined by the Advisor and/or Sub-Advisor. Generally, high quality short-term securities must be issued by an entity with an outstanding debt issue rated A or better by a NRSRO, or an entity of comparable quality as determined by the Advisor and/or Sub-Advisor. Obligations of foreign banks, foreign corporations and foreign branches of domestic banks must be payable in U.S. dollars. See Appendix A to the Statement of Additional information for a description of rating categories.

U.S. Government Securities. The Fund may invest in U.S. government securities, which are obligations of, or guaranteed by, the U.S. government, its agencies or instrumentalities. Some U.S. government securities, such as Treasury bills, notes and bonds and Government National Mortgage Association ("GNMA") certificates, are supported by the full faith and credit of the United States; those of the Federal Home Loan Mortgage Corporation ("FHLMC"), are supported by the right of the issuer to borrow from the Treasury; those of the Federal National Mortgage Association ("FNMA"), are supported by the discretionary authority of the U.S. government to purchase the agency's obligations; and those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. The U.S. government is not obligated by law to provide future financial support to their U.S. government agencies or instrumentalities named, other than as described above.

When-Issued Securities and Firm Commitment Agreements. The Fund may purchase securities on a delayed delivery or "when-issued" basis and enter into firm commitment agreements (transactions whereby the payment obligation and interest rate are fixed at the time of the transaction, but the settlement is delayed). The Fund will not purchase securities the value of which is greater than 5% of its net assets on a when-issued basis. The Fund, as purchaser, assumes the risk of any decline in value of the security beginning on the date of the agreement or purchase, and no interest accrues to the Fund until it accepts delivery of the security. The Fund will not use such transactions for leveraging purposes, and accordingly will segregate cash, cash equivalents or liquid securities or hold a covered position in an amount sufficient to meet its payment obligations thereunder.

There is always a risk that the securities may not be delivered and that the Fund may incur a loss or will have lost the opportunity to invest the amount set aside for such transaction in the segregated asset account. Settlements in the ordinary course of business, which may take substantially more than three business days for non-U.S. securities, are not treated by the Fund as when-issued or forward commitment transactions and, accordingly, are not subject to the foregoing limitations, even though some of the risks described above may be present in such transactions.

Shares of Investment Companies. The Fund may invest some portion of its assets in shares of other no-load, open-end investment companies and closed-end investment companies to the extent that such investment may facilitate achieving the objective of the Fund, or to the extent that they afford the principal or most practical means of access to a particular market or markets, or they represent attractive investments in their own right. The percentage of Fund assets which may be so invested is not limited, provided that the Fund and its affiliates in aggregate do not acquire more than 3% of the outstanding shares of any such investment company. The provisions of the 1940 Act may also impose certain restrictions on redemption of the Fund's shares in other investment companies. The Fund's purchase of shares of investment companies may result in the payment by a shareholder of duplicative management fees. The Advisor and/or Sub-Advisor will consider such fees in determining whether to invest in other mutual funds. The Fund will invest only in investment companies which do not charge a sales load; however, the Fund may invest in such companies with distribution plans and fees, and may pay customary brokerage commissions to buy and sell shares of closed-end investment companies.

The return on the Fund's investments in investment companies will be reduced by the operating expenses, including investment advisory and administrative fees, of such companies. The Fund's investment in a closed-end investment company may require the payment of a premium above the net asset value of the investment company's shares, and the market price of the investment company thereafter may decline without any change in the value of the investment company's assets. The Fund, however, will not invest in any investment company or trust unless the Advisor and/or Sub-Advisor believes that the potential benefits of such investment are sufficient to warrant the payment of any such premium.

As an exception to the above, the Fund has the authority to invest all of its assets in the securities of a single open-end investment company with substantially the same fundamental investment objectives, restrictions and policies as that of the Fund. The Fund will notify its shareholders prior to initiating such an arrangement.

Repurchase Agreements. As part of its cash reserve position, the Fund may enter into repurchase agreements through which the Fund acquires a security (the "underlying security") from the seller, a well-established securities dealer or a bank that is a member of the Federal Reserve System. At that time, the bank or securities dealer agrees to repurchase the underlying security at the same price, plus a specified amount of interest. Repurchase agreements are generally for a short period of time, often less than a week. The seller must maintain with the Fund's custodian collateral equal to at least 100% of the repurchase price, including accrued interest, as monitored daily by the Advisor and/or Sub-Advisor. The Fund will not enter into a repurchase agreement with a maturity of more than seven business days if, as a result, more than 15% of the value of its net assets, would then be invested in such repurchase agreements. The Fund will only enter into repurchase agreements where (i) the underlying securities are issued or guaranteed by the U.S. Government, (ii) the market value of the underlying security, including accrued interest, will be at all times equal to or in excess of the value of the repurchase agreement, and (iii) payment for the underlying securities is made only upon physical delivery or evidence of book-entry transfer to the account of the custodian or a bank acting as agent. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying securities and losses, including: (i) a possible decline in the value of the underlying security during the period in which the Fund seeks to enforce its rights thereto; (ii) possible subnormal levels of income and lack of access to income during this period; and (iii) expenses of enforcing the Fund's rights.

Portfolio Turnover. The Fund may trade in securities for short-term gain whenever deemed advisable by the Advisor and/or Sub-Advisor in order to take advantage of anomalies occurring in general market, economic or political conditions. Therefore, the Fund may have a higher portfolio turnover rate than that of some other investment companies, but it is anticipated that the annual portfolio turnover rate of the Fund will not exceed 200%. The portfolio turnover rate is calculated by dividing the lesser of sales or purchases of long-term portfolio securities by the Fund's average month-end long-term investments. High portfolio turnover involves correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions and other costs that the Fund will bear directly, and may result in the realization of net capital gains, which are generally taxable whether or not distributed to shareholders.

Loans of Portfolio Securities. The Fund is authorized to make loans of its portfolio securities to broker-dealers or to other institutional investors in an amount not exceeding 33 1/3% of its net assets. The borrower must maintain with the Fund's custodian collateral consisting of cash, cash equivalents or U.S. Government securities equal to at least 100% of the value of the borrowed securities, plus any accrued interest. The Fund will receive any interest or dividends paid on the loaned securities and a fee or a portion of the interest earned on the collateral. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities, or possible loss of rights in the collateral should the borrower fail financially. The lender also may bear the risk of capital loss on investment of the cash collateral, which must be returned in full to the borrower when the loan is terminated. Loans will be made only to firms deemed by the Advisor and/or Sub-Advisor to be of good standing and will not be made unless, in the judgment of the Advisor and/or Sub-Advisor , the consideration to be earned from such loans would justify the associated risk.

Borrowing. The Fund may borrow from banks an amount not exceeding 30% of the value of its total assets for temporary or emergency purposes and may enter into reverse repurchase agreements. If the income and gains on securities purchased with the proceeds of borrowings or reverse repurchase agreements exceed the cost of such borrowings or agreements, the Fund's earnings or net asset value will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the cost, earnings or net asset value would decline faster than otherwise would be the case.

Restricted Securities. The Fund may purchase securities that are not registered ("restricted securities") under federal securities laws, but can be offered and sold to "qualified institutional buyers." However, the Fund will not invest more than 15% of its assets in illiquid investments, which include repurchase agreements and fixed time deposits maturing in more than seven days, and securities that are not readily marketable and restricted securities, unless the Board of Directors determines, based upon a review of the trading markets for the specific restricted security, that such restricted securities are liquid. The Board of Directors may adopt guidelines and delegate to the Advisor and/or Sub-Advisor the daily function of determining and monitoring liquidity of restricted securities. The Board, however, will retain sufficient oversight and be ultimately responsible for the determinations.

Warrants or Rights. Warrants or rights may be acquired by the Fund in connection with other securities or separately and provide the Fund with the right to purchase other securities of the issuer at a later date. It is the present intention of the Fund to limit its investments in warrants or rights, valued at the lower of cost or market, to no more than 5% of the value of its net assets. Warrants or rights acquired by the Fund in units or attached to securities will be deemed to be without value for purposes of this restriction.

Options and Futures Contracts. When the Fund is not fully invested, strategies such as buying calls, writing puts, and buying futures may be used to increase its exposure to price changes in stocks or debt securities. When the Advisor and/or Sub-Adivsor wishes to hedge against market fluctuations, these same strategies may be used to reduce market exposure. Because most stock index futures and options are based on broad stock market indices, their performance tends to track the performance of common stocks generally -- which may or may not correspond to the types of securities in which the Fund invest. The Fund will maintain segregated accounts consisting of cash, U.S. Government securities or other liquid securities (or, as permitted by applicable regulations, enter into certain offsetting positions) to cover its obligations under options and futures contracts and to avoid leveraging.

In seeking appreciation or to reduce principal volatility, the Fund may also (i) enter into futures contracts -- contracts for the future delivery of debt securities, stock, stock index futures contracts with respect to the S&P 500 Index, small capitalization stock market indices or other similar broad-based stock market indices, the initial margins of which are limited to 5% of the Fund's total assets; and (ii) purchase put and call options on portfolio securities, stock indices or stock index futures contracts -- the premiums of which are limited to 5% of the Fund's net assets.

The Fund may write put and call options. It will only do so by writing covered put or call options, and the aggregate value of the securities underlying put options, as of the date of sale of the options, will not exceed 5% of the Fund's net assets.

The Fund will set aside cash, cash equivalents, or liquid securities, or hold a covered position against any potential delivery or payment obligations under any outstanding option or futures contracts.

Options  and  futures  can  be  volatile  investments.  If  the  Advisor  and/or
Sub-Advisor applies a hedge at an inappropriate time or evaluates market conditions incorrectly, options and futures strategies may lower the Fund's return. The Fund could also experience a loss if the prices of its options or futures positions were poorly correlated with its other investments, or if it could not close out its positions because of an illiquid secondary market.

Although these investment practices will be used primarily to generate income or to minimize the fluctuation of principal, they do involve risks which are different in some respects from the investment risks associated with similar funds which do not engage in such activities. These risks may include the following: futures contracts -- no assurance that closing purchase transactions will be available at favorable prices, possible reduction of the Fund's income due to the use of hedging, the possible reduction in value of both the securities hedged and the hedging instrument, and possible loss in excess of the initial margin payment; options and futures contracts -- imperfect correlation between the contract and the underlying security, commodity or index and unsuccessful hedging transactions due to incorrect forecasts of market trends; writing covered call options -- the inability to effect closing transactions at favorable prices and the inability to participate in the appreciation of the underlying securities above the exercise price and premium received; and purchasing or selling put and call options -- possible loss of the entire premium. A more thorough description of these investment practices and their associated risks is contained in the Statement of Additional Information.

Forward Currency, Futures and Options Transactions. The Fund may enter into forward currency contracts and currency futures contracts and may purchase put or call options on currencies (each such arrangement sometimes referred to as a "currency contract"). Forward contracts typically will involve the purchase or sale of a foreign currency against the dollar. These techniques are designed primarily to hedge against future changes in currency prices which might adversely affect the value of the Fund's portfolio securities. The Fund may attempt to accomplish objectives similar to those involved in its use of forward currency contracts by purchasing put or call options on currencies or currency futures. For a more detailed description of such arrangements, see the Statement of Additional Information.

The Fund may enter into currency contracts either with respect to specific transactions or with respect to the Fund's portfolio positions. For example, when the Advisor and/or Sub-Advisor anticipates making a purchase or sale of a security, the Fund may enter into a currency contract in order to set the rate (either relative to the U.S. dollar or another currency) at which a currency exchange transaction related to the purchase or sale will be made. Further, when the Advisor and/or Sub-Advisor believes that a particular currency may decline compared to the U.S. dollar or another currency, the Fund may enter into a currency contract to sell the anticipated declining currency, approximating the value of some or all of the Fund's portfolio securities denominated in that currency or related currencies which the Advisor and/or Sub-Advisor believes demonstrates a correlation in exchange rate movements. The practice of using correlated currencies is known as "cross-hedging." When the Advisor and/or Sub-Advisor believes that the U.S. dollar may suffer a substantial decline against a foreign currency or currencies, the Fund may enter into a currency contract to buy a foreign currency for a fixed dollar amount. By entering into such transactions, however, the Fund may be required to forego the benefits of advantageous changes in exchange rates. Currency contracts generally will be engaged in through private transactions with various counterparties, but may also be traded over-the-counter, or on organized commodities or securities exchanges. As a result, such contracts operate in a manner distinct from exchange-traded instruments, and their use involves certain risks beyond those associated with transactions in other futures contracts.

While the Fund enters into forward currency contracts and purchases currency options or currency futures to reduce the risks of fluctuations in exchange rates, these contracts cannot eliminate all such risks and do not eliminate price fluctuations of the Fund's portfolio securities. Purchasing/(selling) a currency forward limits the Fund's exposure to risk of loss from a rise/(decline) in the dollar value of the currency, but also limits its potential for gain from a decline/(rise) in the currency dollar value. While purchasing options can protect the Fund against certain exchange rate fluctuations, the Fund is subject to the loss of its entire premium payment where the option is allowed to expire without exercise.

To avoid leverage in connection with forward currency transactions, the Fund will set aside with its custodian cash, cash equivalents or liquid securities, or hold a covered position against any potential delivery or payment obligations under any outstanding contracts. To the extent the Fund enters into over-the-counter options, the options and the assets so set aside to cover such options are considered illiquid assets and, together with other illiquid assets and securities, will not exceed 15% of the Fund's net assets. In addition, premiums paid for currency options held by the Fund may not exceed 5% of the Fund's net assets.

Although the Fund will enter into currency contracts solely for hedging purposes, their use does involve certain risks. For example, there can be no assurance that a liquid secondary market will exist for any currency contract purchased or sold, and the Fund may be required to maintain a position until exercise or expiration, which could result in losses.

Currency contracts may be entered into on United States exchanges regulated by the Securities and Exchange Commission or the Commodity Futures Trading Commission as well as in the over-the-counter market, on foreign exchanges, and through private transactions.

Swap Agreements. The Fund may enter into interest rate, index and currency exchange rate swap agreements for purposes of attempting to obtain a particular desired return at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on, or increase in, value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. Commonly used swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding minimum or maximum levels.
Whether the Fund's use of swap agreements will be successful in furthering its investment objective will depend on the Advisor's and/or Sub-Advisor's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments.

The Fund's obligations under a swap agreement will be accrued daily (offset against amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash, U.S. Government securities or other liquid securities to avoid any potential leveraging of the Fund's portfolio. Swap agreements having a term of greater than seven days are considered illiquid assets and the Fund's obligations under such agreements, together with other illiquid assets and securities, will not exceed 15% of the Fund's net assets.

American Depository Receipts. ADRs are negotiable receipts issued by a United States bank or trust to evidence ownership of securities in a foreign company which have been deposited with such bank or trust's office or agent in a foreign country. Investing in ADRs presents risks not present to the same degree as investing in domestic securities even though the Fund will purchase, sell and be paid dividends on ADRs in U.S. dollars. These risks include fluctuations in currency exchange rates, which are affected by international balances of payments and other economic and financial conditions; government intervention; speculation; and other factors. With respect to certain foreign countries, there is the possibility of expropriation or nationalization of assets, confiscatory taxation and political, social and economic instability. The Fund may be required to pay foreign withholding or other taxes on certain of its ADRs, but investors may or may not be able to deduct their pro rata shares of such taxes in computing their taxable income, or take such shares as a credit against their U.S. federal income tax. See "Dividends, Distributions and Federal Income Taxation." Unsponsored ADRs are offered by companies which are not prepared to meet either the reporting or accounting standards of the United States. While readily exchangeable with stock in local markets, unsponsored ADRs may be less liquid than sponsored ADRs. Additionally, there generally is less publicly available information with respect to unsponsored ADRs.

Investment Restrictions. The Fund has certain fundamental policies that are described in the Statement of Additional Information under "Investment Restrictions." These investment restrictions include prohibitions against borrowing money (except as described above) and against concentrating the Fund's investments in issuers conducting their principal business activities in a single industry (except that this limitation does not apply with respect to U.S. government securities). These investment restrictions and the Fund's investment objective cannot be changed without the approval of shareholders of that Fund; all other investment practices described in this Prospectus and in the Statement of Additional Information can be changed by the Board of Directors without shareholder approval.

INVESTMENT RESULTS

The Fund may from time to time include information on its investment results and/or comparisons of its investment results to various unmanaged indices or results of other mutual funds or groups of mutual funds in advertisements, sales literature, or reports furnished to present or prospective shareholders. All such figures are based on historical performance data and are not intended to be indicative of future performance. The investment return on and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The Fund may calculate performance on an average annual total return basis for 1-, 5-, and 10-year periods and over the life of the Fund, after such periods have elapsed. Average annual total return will be computed by determining the average annual compounded rate of return over the applicable period that would equate the initial amount invested to the ending redeemable value of the investment. Ending redeemable value includes dividends and capital gain distributions, reinvested at net asset value on the reinvestment date determined by the Board of Directors. The resulting percentages indicate the positive or negative investment results that an investor would have experienced from reinvested income dividends and capital gain distributions and changes in share price during the period. The average annual compounded rate of return over various periods may also be computed by utilizing ending redeemable values as determined above.

The Fund's investment results will vary from time to time depending upon market conditions, the composition of the Fund's portfolio, and operating expenses of the Fund, so that any investment results reported by the Fund should not be considered representative of what an investment in the Fund may earn in any future period. When utilized, total return for the unmanaged indices described in the Statement of Additional Information will be calculated assuming reinvestment of dividends and interest, but will not reflect any deductions for recurring expenses such as advisory fees, brokerage costs, or administrative expenses. These factors and possible differences in calculation methods should be considered when comparing the Fund's investment results with those published for other investment companies, other investment vehicles, and unmanaged indices. The comparison of the Fund to an alternative investment should be made with consideration of differences in features and expected performance. The Fund may also be mentioned in newspapers, magazines, or other media from time to time. The Fund assumes no responsibility for the accuracy of such data. The Fund's results also should be considered relative to the risks associated with the Fund's investment objective and policies. See "Investment Results" in the Statement of Additional Information.

Additional performance information regarding the Fund will be included in its annual report, which will be mailed to shareholders without charge.

HOW TO INVEST

The shares of the Fund may be purchased through the Transfer Agent or other Fund agent authorized to accept orders by submitting payment by check, bank wire, or electronic transfer (Automated Clearing House or "ACH") and, in the case of new accounts, a completed account application form. There is no sales load or contingent deferred sales load charged to purchase shares of the Fund. All orders for the purchase of shares are subject to acceptance or rejection by the Fund. Purchases of shares are made at the net asset value next determined after the purchase order is received by the Transfer Agent or other selling agent of the Fund. A minimum initial investment of $2,000 is required to open a shareholder account, except for retirement plans such as Individual Retirement Accounts (IRAs. Retirement plans are subject to a $1,000 minimum initial investment. The minimum initial investment is waived for accounts opened with the Automatic Investment Plan and may be waived in other instances at the sole discretion of the Advisor. (See "Automatic Investment Plan.")

Each subsequent investment in the Fund must be $100 or more except in the case of retirement plans or Automatic Investment Plans. There is a minimum continuing balance of $1,500 required for non-retirement accounts (calculated on the basis of original investment value). All investments not meeting the minimum will be returned. In some cases, the minimum balance requirement may be waived. All purchases made by check should be in U.S. dollars and be made payable to Fremont Mutual Funds. Third party checks, credit cards, and cash will not be accepted. All investment checks are subject to a 10-day holding period.

Investors wishing to open a new account by bank wire must call the Transfer Agent at 800-548-4539 to obtain an account number and detailed wire instructions. All bank wire investments received before the close of trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time), will be credited the same day. Otherwise, bank wire investments received will be credited the next business day. A bank wire investment is considered received when the Transfer Agent is notified that the bank wire has been credited to its account.

Shares of the Fund may also be purchased through broker-dealers or other financial intermediaries who have made appropriate arrangements with the Fund. Such agents are responsible for ensuring that the account documentation is complete and that timely payment is made for the Fund shares purchased for their customers pursuant to such orders. These agents may charge a reasonable transaction fee, or other selling charge, to their customers. In some instances, all or a portion of the transaction fee or other selling charge may be paid by the Advisor. To the extent these agents perform shareholder servicing activities for the Fund, they may receive fees from the Fund or the Advisor for such services.

From time to time the Advisor may engage third parties as "finders" for the purpose of soliciting potential investors. Such parties may be compensated by the Advisor for such activities.

As a condition of this offering, if an order to purchase shares is canceled due to nonpayment (for example, a check returned for "insufficient funds"), the person who made the order must reimburse the Fund for any loss incurred by reason of such cancellation. For more information, see "Other Investment and Redemption Services" in the Statement of Additional Information.

First Fund Distributors, Inc., 4455 Camelback Road, Suite 261E, Phoenix, Arizona, 85018, is the principal underwriter for the Fund.

SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

Statements and Reports. When a shareholder makes an initial investment in the Fund, a shareholder account is opened in accordance with registration instructions. Each time there is a transaction, such as an additional investment, a dividend or other distribution, or a redemption, the shareholder will receive from the Transfer Agent or other selling agent of the Fund a confirmation statement showing the current transaction in the account and the transaction date. Shareholders of the Fund will receive quarterly statements with account information as of the end of March, June, September, and December.

Shares are issued only in book-entry form (without certificates).

The fiscal year of the Fund ends on October 31 of each year. The Investment Company issues to its shareholders semi-annual and annual reports, which contain a schedule of the Fund's portfolio securities and financial statements. Annual reports will include audited financial statements. The federal income tax status of shareholder distributions also will be reported to the Fund's shareholders after the end of the calendar year on Form 1099-DIV.

Exchanges Between Funds. Shares of one Fremont Fund may be exchanged for shares of another Fremont Fund at their respective net asset values, provided that the account registration remains identical. Exchanges may only be made for shares of a Fremont Fund then offered for sale in your state of residence at the time of exchange. It is required that (i) all shares in one Fund must be exchanged or
(ii) the remaining balance must be at least $1,500. This minimum balance requirement may be waived at the sole discretion of the Advisor. These exchanges are not tax-free and will result in a shareholder realizing a gain or loss for tax purposes, except in the case of tax-deferred retirement accounts or other tax-exempt shareholders that have not borrowed to acquire the shares exchanged.

Exchanges by mail should be sent to the Transfer Agent at the address set forth in the last section of this Prospectus.

Purchases, redemptions, and exchanges should be made for investment purposes only. A pattern of frequent exchanges, purchases, and sales is not acceptable and, at the discretion of the Fund, can be limited by the Investment Company's refusal to accept further purchase and exchange orders from a shareholder.

The Investment Company reserves the right to modify or eliminate the exchange privilege upon 60 days' written notice to shareholders.

Telephone Exchange Privilege. An investor may elect on the account application to authorize exchanges by telephone. A shareholder may give instructions regarding exchanges by calling 800-548-4539. A shareholder wishing to initiate the telephone exchange privilege should contact the Funds. This privilege will not be added to an account without written instruction to do so from the shareholder. Telephone requests received by the close of trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time), will be processed the same day. During times of drastic economic or market conditions, the telephone exchange privilege may be difficult to implement. The Transfer Agent will make its best effort to accommodate shareholders when its telephone lines are used to capacity. Under these circumstances, a shareholder should consider using overnight mail to send a written exchange request.

See "Telephone Redemption Privilege" in the next section of this Prospectus.

Autobuy Privilege. The Autobuy privilege allows shareholders to purchase subsequent shares by investing money directly from their checking account to a Fremont Fund. The Autobuy privilege is an ACH privilege. ACH privileges will not be added to an account without written authorization from the shareholder. The Autobuy privilege will be automatically added to an account when the shareholder chooses any type of ACH privilege. A shareholder may then purchase additional shares in an existing account by calling 800-548-4539 and instructing the Transfer Agent as to the dollar amount wanting to be invested. The investment will automatically be processed through the ACH system. There is no fee for this option. If the privilege was not established at the time the account was opened, the shareholder must complete the appropriate form available on request.

Automatic Investment Plan. A shareholder may authorize a withdrawal to be made automatically once or twice each month from a credit balance in the shareholder's bank checking, savings, negotiable on withdrawal (NOW), or similar account, with the proceeds to be used to purchase shares of the Fund. The minimum initial investment is waived for accounts opened with the Automatic Investment Plan. The amount of the monthly investment must be at least $50, and is not otherwise subject to the $100 minimum for subsequent investments. If the purchase date falls on a weekend or holiday, the purchase will be made on the previous business day. Shareholders should note that if there is an Automatic Investment Plan established for an account and the entire account is exchanged into another Fund, the Automatic Investment Plan must be renewed by the shareholder to the Transfer Agent. There is no obligation to make additional payments, and the plan may be terminated by the shareholder at any time. Termination requests must be received in writing at least 5 days prior to the regular draft date, or the drafts will not cease until the next cycle. The Transfer Agent may impose a charge for this service, although no such charge currently is contemplated. If a shareholder's order to purchase shares is canceled due to nonpayment (for example, "insufficient funds"), the shareholder will be responsible for reimbursing the Fund for any loss incurred by reason of such cancellation. A shareholder wishing to initiate the plan on a new or existing account must fill out an Automatic Investment Plan form, available on request.

HOW TO REDEEM SHARES

Shares are redeemed at no charge (other than wire transfer fees, if any) at the net asset value next determined after receipt by the Transfer Agent of proper written redemption instructions. The current charge for a wire transfer is $10 per wire. This is subject to change by the Transfer Agent at any time, without prior notification. See "Calculation of Net Asset Value and Public Offering Price."

Redemption orders received in proper form by the Transfer Agent or other Fund agent authorized to accept orders before the close of trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time), will be priced at the net asset value determined on that day (with certain limited exceptions discussed in the Statement of Additional Information). Otherwise, Fund shares will be redeemed at the price determined as of the close of trading on the New York Stock Exchange on the next business day.

Redemption proceeds can be sent by check, electronic transfer, or bank wire. An electronic transfer can be processed only to bank checking and savings accounts. Before requesting an electronic transfer, shareholders should confirm that their financial institution can receive an electronic transfer. Currently, there is no charge to shareholders for processing an electronic transfer.

Shareholders may have redemption proceeds sent by bank wire, electronic transfer, or check to a designated bank account by providing in writing the appropriate bank information to the Transfer Agent at the time of original application. If the investor wishes to change the predesignated account, this must be requested in writing with a signature guarantee (see "Signature Guarantee" below).

Redemptions from retirement accounts require a written request, with a signature guarantee, unless authorized under the Automatic Withdrawal Plan. Call the Transfer Agent for specific instructions on redemptions. For written redemption requests for an amount greater than $25,000, or a redemption request that directs proceeds to a party other than the registered account owner(s), all signatures must be guaranteed (see "Signature Guarantee" below).

Because of market fluctuations, the amount a shareholder receives for shares redeemed may be more or less that the amount paid for them.

Redemption of shares by exchanges, transfers and redemptions under an Automatic Withdrawal Plan may result in taxable capital gains or losses.

Telephone Redemption Privilege. An investor may elect on the regular account application to authorize redemptions by telephone. This privilege will not be added to an account without written authorization to do so from the shareholder. A shareholder may then give instructions regarding redemptions by calling 800-548-4539. (The Telephone Redemption Privilege is not available for IRA or other retirement accounts.) Telephone requests received by the close of trading on the New York Stock Exchanged (currently 4:00 p.m., Eastern time), will be processed at the net asset value calculated that same day. During times of drastic economic or market conditions, the telephone redemption privilege may be difficult to implement. The Transfer Agent will make its best effort to accommodate shareholders when its telephone lines are used to capacity. Under these circumstances, a shareholder should consider using overnight mail to send a written redemption request.

Neither the Investment Company, the Transfer Agent, nor their respective affiliates will be liable for complying with telephone instructions they reasonably believe to be genuine or for any loss, damage, cost, or expense in acting on such telephone instructions. The affected shareholder(s) will bear the risk of any such loss. The Investment Company, the Transfer Agent, or both, will employ reasonable procedures to determine that telephone instructions are genuine. If the Investment Company and/or the Transfer Agent do not employ such procedures, they may be liable for losses due to unauthorized or fraudulent instructions. These procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of the transactions, and/or tape recording telephone instructions.

Automatic Withdrawal Plan. A shareholder may request redemptions of a specified dollar amount (minimum of $100) on either a monthly, quarterly, or yearly basis. Currently, there is no charge for this service. Redemptions by check will be made on the 15th and/or the last business day of the month. Redemptions made by electronic transfer will be made on any date the shareholder chooses. Shareholders may also request automatic exchanges and transfers of a specified dollar amount. Exchanges and transfers will be made on any date the shareholder chooses. Because a redemption constitutes a liquidation of shares, the number of shares owned in the account will be reduced. Automatic redemptions should not reduce the account below the minimum balance required (currently $1,500). If the redemption date falls on a weekend or holiday, the redemption will be made on the previous business day. Shareholders may terminate the Automatic Withdrawal Plan at any time with written notification received no later than five days before a scheduled payment date. When an exchange is made between Funds, shareholders must specify if they desire the automatic withdrawal option to be transferred to a new account opened by the exchange. As an account balance declines to the minimum permitted, the shareholder must advise the Transfer
Agent if the automatic withdrawal feature is to be transferred to another account of the shareholder. Shareholders should note that if there is an Automatic Withdrawal Plan established for an account and the entire account is exchanged into another Fremont Fund, the automatic withdrawal option must be renewed by the shareholder to the Transfer Agent. A shareholder wishing to initiate automatic redemptions must complete an Automatic Withdrawal Plan form available from the Transfer Agent.

Signature Guarantee. To better protect the Fund and shareholders' accounts, a signature guarantee is required for certain transactions. Signatures must be guaranteed by an "eligible guarantor institution" as defined in applicable regulations. Eligible guarantor institutions include banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies, and savings associations. Signature guarantees will be accepted from any eligible guarantor institution which participates in a signature guarantee program. A notary public is not an acceptable guarantor.

Other Important Redemption Information. A request for redemption will not be processed until all of the documentation described above has been received by the Transfer Agent in proper form. A shareholder in doubt about what documents are required should contact the Transfer Agent.

Payment in redemption of shares is normally made within three business days after receipt by the Transfer Agent of a request in proper form, provided that payment in redemption of shares purchased by check or draft will be effected only after such check or draft has been collected. Although it is anticipated that this process will be completed in less time, it may take up to 10 days. Redemption proceeds will not be delayed when shares have been paid for by bank wire or where the account holds a sufficient number of shares already paid for with collected funds.

Except in extraordinary circumstances, payment for shares redeemed will be made promptly after receipt of a redemption request, if in good order, but not later than seven calendar days after the redemption request is received in proper form. Requests for redemption which are subject to any special conditions or which specify an effective date other than as provided herein cannot be accepted.

The Fund reserves the right to redeem the shares in a shareholder's account (other than a retirement plan account) if the balance is reduced to less than $1,500 in net asset value through redemptions or other action by the shareholder. Notice will be given to the shareholder at least 30 days prior to the date fixed for such redemption, during which time the shareholder may increase its holdings to an aggregate amount of $1,500 or more (with a minimum purchase of $100 or more.) This minimum balance may be waived at the sole discretion of the Advisor.

Redemption in Kind. The Investment Company reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by the Fund and valued as they are for purposes of computing the Fund's net asset value (a redemption in kind). If payment is made in securities, a shareholder may incur transaction expenses in converting these securities into cash.


Transfer Agent. The Advisor is transfer agent to the Fund and has engaged State Street Bank and Trust Company, c/o NFDS, P.O. Box 419343, Kansas City, Missouri, 64141, to serve as Sub-Transfer and Dividend Disbursing Agent and shareholder service agent. State Street Bank and Trust Company has contracted with National Financial Data Services to serve as shareholder servicing agent. A depository account has been established at United Missouri Bank of Kansas City ("United Missouri Bank") through which all payments for the Fund will be processed.

RETIREMENT PLANS

Shares of the Fund may be purchased in connection with various tax-deferred retirement plans. These include IRAs, SEP-IRAs; ROTH IRAs; SIMPLE IRAs; corporate pension and profit-sharing plans; and Section 403(b) Plans, which are deferred compensation arrangements for employees of public schools and certain charitable organizations. Forms for establishing IRAs, SEP-IRAs, ROTH IRAs; SIMPLE IRAs, and Qualified Retirement Plans are available through the Investment Company, as are forms for corporate Pension and Profit-Sharing plans. Please contact the Investment Company for more information about establishing these accounts. In accordance with industry practice, there may be an annual account charge for participation in these plans. Information regarding these charges is available from the Investment Company.

Retirement plan participants may receive additional services related to their plan at no extra cost to any shareholder.

DIVIDENDS, DISTRIBUTIONS AND FEDERAL INCOME TAXATION

The Fund intends to qualify and elect, and to continue to qualify, to be treated as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). For any tax year in which the Fund so qualifies and meets certain distribution requirements, it will not incur a federal tax liability. Such qualification under the Code requires the Fund, among other things, to diversify its investments so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the Fund's assets is represented by cash, U.S. government securities, securities of other regulated investment companies, and other securities, limited, in respect to any one issuer, to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.

The Fund intends to distribute substantially all of its net investment income and short-term net realized capital gains once each year in October.

The Fund intends to distribute substantially all of its long term net realized capital gains, if any, at the end of the calendar year (on or about December
15). Dividend and capital gain distributions, if any, may be reinvested in additional shares at net asset value on the day of reinvestment, or may be received in cash. All dividends and distributions are taxable to a shareholder (except tax-exempt shareholders who have not borrowed to acquire their shares) whether or not they are reinvested in shares of the Fund. Any long-term or mid-term capital gain distributions are taxable to shareholders as long-term or mid-term capital gains, respectively, regardless of how long shareholders have held Fund shares. The maximum capital gains rate for individuals is 28% with respect to assets held for more than 12 months, but not more than 18 months, and 20% with respect to assets held more than 18 months. The maximum capital gains rate for corporate shareholders is the same as the maximum tax rate for ordinary income. Distributions of short-term capital gains will be subject to the tax as ordinary income

Shareholders may elect:

* to have all dividends and capital gain distributions automatically reinvested in additional shares; or

* to receive income dividends and short-term capital gain distributions in cash and accept capital gain distributions in additional shares; or

* to receive all distributions of income dividend and capital gain in cash; or

* to invest all dividend and capital gain distributions in another Fremont Fund owned through an identically registered account.

Automatic reinvestments will be at net asset value on the day of reinvestment. If no election is made by a shareholder, all dividends and capital gain distributions will be automatically reinvested. These elections may be changed by the shareholder at any time but, to be effective for a particular dividend or capital gain distribution, the election must be received by the Transfer Agent approximately 5 business days prior to the payment date to permit the change to be entered into the shareholder account. The federal income tax status of dividends and capital gains distributions is the same whether taken in cash or reinvested in shares.

Dividends and capital gains generally are taxable to shareholders at the time they are paid. However, dividends or capital gains declared in October, November, or December by the Fund and paid in January are taxable as if paid in December. The Fund will provide to its shareholders federal tax information annually by January 31, including information about dividends and distributions paid during the year.

If a shareholder has not furnished a certified correct taxpayer identification number (generally a Social Security number) and has not certified that withholding does not apply, or if the Internal Revenue Service has notified the Fund that the taxpayer identification number listed on the account is incorrect according to their records or that the shareholder is subject to backup withholding, federal law generally requires the Fund to withhold 31% from any dividends and/or redemption proceeds to the shareholder. Amounts withheld are applied to the shareholder's federal tax liability; a refund may be obtained from the Internal Revenue Service if withholding results in overpayment of taxes. A shareholder should contact the Transfer Agent if the shareholder is uncertain whether a proper taxpayer identification number is on file with the Transfer Agent. Federal law also requires the Fund to withhold 30%, or the applicable tax treaty rate, from ordinary dividends (which includes short-term capital gains) paid to certain nonresident alien, non-U.S. partnership, and non-U.S. corporation shareholder accounts.

Dividends and interest from foreign issuers earned by the Fund may give rise to withholding and other taxes imposed by foreign countries, generally at rates from 10% to 40%. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by non-resident investors. Except as indicated below, to the extent that the Fund does pay foreign withholding or other foreign taxes on certain of its investments, investors will not be able to deduct their pro rata shares of such taxes in computing their taxable income nor be able to take their shares of such taxes as a credit against U.S. income taxes.

If more than 50% of the value of the Fund's total assets at the close of its fiscal year consist of securities of foreign corporations, the Fund may elect to "pass through" to its shareholders the amount of foreign taxes paid. If this election is made, the shareholders of the Fund will be required to include in their federal income tax returns as gross income their respective pro rata portions of foreign taxes paid by the Fund, to treat such amounts as foreign taxes paid by them and to deduct such respective pro rata portions in computing their taxable incomes, or, alternatively, to use them as foreign tax credits, (subject to certain limitations) against their U.S. income taxes. The Fund will report annually to its shareholders the amount per share of such withholding, if any.

The foregoing is a brief discussion of certain federal income tax considerations. Please see "Taxes - Mutual Funds" in the Statement of Additional Information for further information regarding the tax implications of an investment in the Fund.

PLAN OF DISTRIBUTION

Pursuant to Rule 12b-1 under the 1940 Act, the Fund has adopted a plan of distribution (the "Plan") under which the Fund may directly compensate the Advisor, paying for certain distribution-related expenses, including payments to securities dealers and others (including the Underwriter) who are engaged in promoting the sale of shares of the Fund and who may be advising investors regarding the purchase, sale, or retention of such shares; expenses of maintaining personnel who engage in or support distribution of shares or who render shareholder support services not otherwise provided by the Advisor or the Transfer Agent; expenses of formulating and implementing marketing and promotional activities, including direct mail promotions and mass media advertising; expenses of preparing, printing, and distributing sales literature, prospectuses, statements of additional information, and reports for recipients other than existing shareholders of the Fund; expenses of obtaining such information, analyses, and reports with respect to marketing and promotional activities as the Investment Company may, from time to time, deem advisable; and other expenses related to the distribution of the Fund's shares.

The annual limitation for compensation to the Advisor pursuant to the Plan is 0.25% of the Fund's average daily net assets. All payments will be reviewed by the Fund's Board of Directors. However, it is possible that in certain periods, the amount of the Advisor's compensation could exceed the Advisor's distribution expenses resulting in a profit to the Advisor. If the Plan is terminated by the Fund in accordance with its terms, the Fund will not be required to make any payments for expenses incurred by the Advisor after the date the Plan terminates.

CALCULATION OF NET ASSET VALUE

The Fund's net asset value per share is computed by dividing the value of the securities held by the Fund, plus any cash or other assets (including interest accrued and dividends declared but not yet received) minus all liabilities (including accrued expenses), by the total number of shares outstanding at such time. There is no sales charge in connection with purchases or redemptions of Fund shares.

The Fund will calculate its net asset value complete orders to purchase, exchange, or redeem shares on a Monday through Friday basis when the New York Stock Exchange is open. Investments, including options, are stated at value based on recorded closing sales on a national securities exchange or, in the absence of a recorded sale, at the mean between the last reported bid and asked prices, or at fair value pursuant to procedures approved by the Board of Directors. Short-term notes and similar securities are included in investments at amortized cost, which approximates value. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, or the most recent price available when no closing value is available. The Fund's portfolio may include securities which trade primarily on non-U.S. exchanges or otherwise in non-U.S. markets. Because of time zone differences, the prices of these securities, as used for net asset value calculations, may be established substantially in advance of the close of the New York Stock Exchange. Foreign securities may also trade on days when the New York Stock Exchange is closed (such as a Saturday). The net asset value and public offering price of the Fund, to the extent that it holds securities valued on foreign markets, may vary during periods when the New York Stock Exchange is closed. As a result, the value of the Fund's portfolio may be affected significantly by such trading on days when a shareholder has no access to the Fund. For further information, see "How to Invest," "How to Redeem Shares," and "Exchanges Between Funds" in this Prospectus, and "How to Invest" and "Other Investment and Redemption Services" in the Statement of Additional Information.

The net asset value and public offering price of each Fund will be determined as of the close of the regular session of the New York Stock Exchange. The shares of each Fund are offered at net asset value without a sales charge. Purchase, redemption and exchange orders received in proper form by the Transfer Agent or other Fund agent authorized to accept orders before the close of trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time), will be priced at the net asset value next determined on that day (with certain limited exceptions discussed in the Statement of Additional Information). Otherwise, orders received by the Transfer Agent or other Fund agent authorized to accept orders will be entered at the next calculated net asset value.

EXECUTION OF PORTFOLIO TRANSACTIONS

Orders for the Fund's portfolio securities transactions are placed by the Advisor and/or Sub-Advisor. The Advisor and/or Sub-Advisor strives to obtain the best available prices in the Fund's portfolio transactions, taking into account the costs and promptness of executions. Subject to this policy, transactions may be directed to those broker-dealers who provide research, statistical, and other information to the Fund, the Advisor, or who provide assistance with respect to the distribution of Fund shares. There is no agreement or commitment to place orders with any broker-dealer.

Debt securities are generally traded on a "net" basis with a dealer acting as principal for its own account without a stated commission, although the price of the security usually includes a profit to the dealer. Government securities issued by the United States and other countries and money market securities in which the Fund may invest are generally traded in the over-the-counter ("OTC") markets. In underwritten offerings, securities usually are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, securities may be purchased directly from an issuer, in which case no commissions or discounts are paid. Dealers may receive commissions on futures, currency, and options transactions. Commissions or discounts in foreign securities exchanges or OTC markets typically are fixed and generally are higher than those in U.S. securities exchanges or OTC markets. There is generally less government supervision and regulation of foreign exchanges and brokers than in the United States. Foreign security settlements may, in some instances, be subject to delays and related administrative uncertainties.

Subject to the requirements of the 1940 Act and procedures adopted by the Board of Directors, the Fund may execute portfolio transactions through any broker or dealer and pay brokerage commissions to a broker which is an affiliated person of the Investment Company, the Advisor, or an affiliated person of such person.



GENERAL INFORMATION

The Investment Company, organized as a Maryland corporation on July 13, 1988, is a fully managed open-end investment company. Currently, the Investment Company has authorized several series of capital stock with equal dividend and liquidation rights within each series. Investment Company shares are entitled to one vote per share (with proportional voting for fractional shares) and are freely transferable. Shareholders have no preemptive or conversion rights. Shares may be voted in the election of directors and on other matters submitted to the vote of shareholders. As permitted by Maryland law, there normally will be no annual meeting of shareholders in any year, except as required under the 1940 Act. The 1940 Act requires that a meeting be held within 60 days in the event that less than a majority of the directors holding office has been elected by shareholders. Directors shall continue to hold office until their successors are elected and have qualified. Investment Company shares do not have cumulative voting rights, which means that the holders of a majority of the shares voting for the election of directors can elect all of the directors. Shareholders holding 10% of the outstanding shares may call a meeting of shareholders for any purpose, including that of removing any director. A director may be removed upon a majority vote of the shareholders qualified to vote in the election. The 1940 Act requires the Investment Company to assist shareholders in calling such a meeting.

On any matter submitted to a vote of shareholders, such matter shall be voted by the Fund's shareholders separately when the matter affects the specific interest of the Fund (such as approval of the Advisory Agreement with the Advisor) except in matters where a vote of all series in the aggregate is required by the 1940 Act or otherwise.

Pursuant to the Articles of Incorporation, the Investment Company may issue ten billion shares. This amount may be increased or decreased from time to time in the discretion of the Board of Directors. Each share of a series represents an interest in that series only, has a par value of $0.0001 per share, represents an equal proportionate interest in that series with other shares of that series, and is entitled to such dividends and distributions out of the income earned on the assets belonging to that series as may be declared at the discretion of the Board of Directors. Shares of a series when issued are fully paid and are non-assessable. The Board of Directors may, at its discretion, establish and issue shares of additional series of the Investment Company.

Stephen D. Bechtel, Jr., and members of his family, including trusts for family members, due to their shareholdings, may be considered controlling persons of the Fund under applicable Securities and Exchange Commission regulations.

TELEPHONE NUMBERS AND ADDRESSES

To make an initial purchase:

1. By mail:
 Fremont Mutual Funds, Inc.
 c/o National Financial Data Services
 P.O. Box 419343
 Kansas City, MO 64141-6343

 Street address:
 1004 Baltimore Avenue
 Kansas City, MO 64105

2. By wire:

Please call the Transfer Agent at 800-548-4539 (press 2) to obtain an account number and detailed instructions.

To make a subsequent purchase:

Include shareholder name and account number. Use the same instructions for initial purchase.

To redeem shares:

1. By mail: same instructions as above for purchase by mail. Redemptions greater than $25,000 or payments to a party or address other than registered on the account require a signature guarantee. See "Signature Guarantees."

2. By telephone: 800-548-4539 Requires prior selection of telephone redemption option.

For further copies of this Prospectus, the Statement of Additional Information, and details of automatic investment, retirement and automatic withdrawal plans, please contact:

 Fremont Mutual Funds, Inc.
 50 Beale Street, Suite 100
 San Francisco, CA 94105
 800-548-4539

Fremont Mutual Funds, Inc.
Fremont Money Market Fund
Fremont Bond Fund
Fremont California Intermediate Tax-Free Fund
Fremont Global Fund
Fremont Growth Fund
Fremont International Growth Fund
Fremont U.S. Small Cap Fund
Fremont International Small Cap Fund
Fremont Emerging Markets Fund
Fremont U.S. Micro-Cap Fund
Fremont Real Estate Securities Fund
Fremont Select Fund

For more information on the Fremont Mutual Funds please call 800-548-4539 or write to:

 Fremont Mutual Funds
 50 Beale Street, Suite 100
 San Francisco, CA 94105

Advisor/Transfer Agent

Fremont Investment Advisors, Inc.
333 Market Street, Suite 2600
San Francisco, CA 94105

Sub-Transfer Agent

Mailing Address:

National Financial Data Services
P.O. Box 419343
Kansas City, MO 64141-6343
800-548-4539 (press 2)

Street Address:

National Financial Data Services
1004 Baltimore Avenue
Kansas City, MO 64105

Custodian

The Northern Trust Company
50 South Lasalle Street
Chicago, IL 60675

Legal Counsel

Paul, Hastings, Janofsky & Walker LLP
345 California Street, 29th Floor
San Francisco, CA 94104

Auditors

Coopers & Lybrand, L.L.P.
333 Market Street
San Francisco, CA 94105

No dealer, salesman or other person has been authorized to give any information or to make any representation not contained in this Prospectus and, if given or made, such information or representation must not be relied upon as having been authorized by the Funds or the Advisor. This Prospectus does not constitute an offer to sell or a solicitation of any offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful to make such offer in such jurisdiction.

FREMONT
MUTUAL
FUNDS, INC.

o  International Small Cap Fund
























_____________________ , 1998

                                TABLE OF CONTENTS


Item                                                                        Page
----                                                                        ----

SUMMARY OF FEES AND EXPENSES...................................................2

FINANCIAL HIGHLIGHTS...........................................................4

THE ADVISOR, THE SUB-ADVISOR AND THE FUND......................................5

INVESTMENT OBJECTIVE, POLICIES AND RISK CONSIDERATIONS.........................7

GENERAL INVESTMENT POLICIES...................................................11

INVESTMENT RESULTS............................................................17

HOW TO INVEST.................................................................18

SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES...................................19

HOW TO REDEEM SHARES..........................................................21

RETIREMENT PLANS..............................................................24

DIVIDENDS, DISTRIBUTIONS AND FEDERAL INCOME TAXATION..........................24

PLAN OF DISTRIBUTION..........................................................26

CALCULATION OF NET ASSET VALUE................................................27

EXECUTION OF PORTFOLIO TRANSACTIONS...........................................28

GENERAL INFORMATION...........................................................28

TELEPHONE NUMBERS AND ADDRESSES...............................................29


FREMONT MUTUAL FUNDS, INC. is an open-end investment company which under this Prospectus is offering shares in the FREMONT INTERNATIONAL SMALL CAP FUND (the "Fund").

FREMONT INTERNATIONAL SMALL CAP FUND seeks to achieve long-term capital appreciation by investing primarily in equity securities of small cap companies domiciled outside the United States.

There can be no assurance that the Fund will achieve its investment objective. The Fund is a non-diversified fund as defined by the Investment Company Act of 1940, as amended (the "1940 Act").

Shares of the Fund are offered without a sales charge.

This Prospectus, which should be retained for future reference, sets forth concisely the information an investor should know before investing. Should more detailed information be desired, a Statement of Additional Information, which is incorporated by reference into this Prospectus, is available without charge by calling toll-free 800-548-4539 (press 1) or by writing to Fremont Mutual Funds, Inc., 50 Beale Street, Suite 100, San Francisco, California 94105.

SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, NOR ARE SHARES INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

LIKE ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

The date of this Prospectus is ________________ , 1998.

FOR FURTHER INFORMATION OR TO REQUEST A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION, CALL 800-548-4539.

SUMMARY OF FEES AND EXPENSES

Shareholder Transaction Expenses
Maximum Sales Load Imposed on Purchases                       None
Maximum Sales Load Imposed on Reinvested Dividends            None
Deferred Sales Load                                           None
Redemption Fee (1)                                            None
Exchange Fee                                                  None

Annual Fund Operating Expenses (as a percentage of average net assets) (2)
Management Fee                                                1.25%
12b-1 Expenses(3)                                              .25%
Other Expenses                                                 .30%
                                                              -----
Total Fund Operating Expenses(4)                              1.80%
Waiver and Reimbursement                                       .30%
                                                              -----
Total Fund Operating Expenses
   After Waiver and Reimbursement                             1.50%

Example: You would pay the following total expenses on a $1,000 investment in the Fund, assuming (1) a 5% annual return and (2) redemption at the end of each time period:

                  1 Year       3 Years       5 Years      10 Years
                   $15           $47           $82          $179

THIS EXAMPLE SHOULD NOT BE CONSIDERED AS REPRESENTATIVE OF FUTURE EXPENSES OR ANNUAL RETURNS. ACTUAL EXPENSES AND ANNUAL RETURNS MAY BE GREATER OR LESS THAN THOSE SHOWN ABOVE.

The table above is intended to give you information and assistance in understanding the various costs and expenses of the Fund that an investor may bear directly or indirectly. Other expenses include, but are not limited to, administrative and transfer agent fees paid to Fremont Investment Advisors, Inc., costs of custody, costs of legal and audit services, costs of registration of fund shares under applicable laws, and costs of printing and distributing reports to shareholders.

See "The Advisor, the Sub-Advisor and the Fund."

(1) A redemption fee is imposed on any investments redeemed within six months of purchase. Additionally, a wire transfer fee is charged by the Transfer Agent in the case of redemptions made by wire. Such transfer fee is subject to change and is currently $10. See "How to Redeem Shares."

(2) The Advisor has agreed to limit the Fund's total operating expenses to 1.50% of average daily net assets until October 31, 1999. The Fund may reimburse the Advisor for any reductions in the Advisor's fees during the three years following that reduction provided that such reimbursement is requested by the Advisor, can be achieved within the foregoing expense limit, and if the Board of Directors, at the time of the request, approves the reimbursement as not inconsistent with the best interests of the Fund. Absent reimbursements of expenses by the Advisor, actual total fund operating expenses are estimated to be 1.80% of average daily net assets.

(3) 12b-1 fees may be paid to financial intermediaries for services provided through sales program(s). Long-term shareholders may pay more that the economic equivalent of the maximum front-end sales charges permitted by the rules of the National Association of Securities Dealers. For more information on 12b-1 fees, see "Plan of Distribution."

(4) The percentages expressing annual fund operating expenses of the Fund are based on estimated expenses for the current fiscal year.

FINANCIAL HIGHLIGHTS

The following information has been audited by Coopers & Lybrand, L.L.P., independent accountants, whose unqualified opinion is included in the Fund's Annual Report. Further information about the Fund's performance is contained in the Annual Report, which is included in the Fund's Statement of Additional Information and which may be obtained without charge.

                                                             Year Ended October 31            Period from
                                                             ---------------------             6/30/94 to
                                                       1997          1996          1995         10/31/94
                                                       ----          ----          ----         --------
Selected Per Share Data
 for one share outstanding during the period
  Net asset value, beginning of period              $    10.15    $    9.00      $   9.86     $   10.00
                                                    ----------    ---------      --------     ---------

  Income from Investment Operations
   Net investment income (loss)                            .14          .14           .10          (.01)
   Net realized and unrealized gain (loss)               (1.58)        1.08          (.88)         (.13)
                                                    ----------    ---------      --------     ---------

     Total investment operations                         (1.44)        1.22          (.78)         (.14)
                                                    ----------    ---------      --------     ---------

  Less Distributions
   From net investment income                             (.21)        (.07)         (.08)          --
   From net realized gains                                (.27)        --             --            --

     Total distributions                                  (.48)        (.07)         (.08)          --
                                                    ----------    ---------      --------     ---------
  Net asset value, end of period                    $     8.23    $   10.15      $   9.00     $    9.86
                                                    ==========    =========      ========     =========

Total Return                                            -14.56%       13.69%(1)     -7.96%(1)     -1.40%
Ratios and Supplemental Data
  Net assets, end of period (000s omitted)          $    8,534    $    9,214     $  4,245     $   1,768
  Ratio of net expenses to average net assets (2)         1.50%        1.81%         2.06%         2.50%*
  Ratio of gross expenses to average net assets (2)       1.50%        2.50%         2.50%         2.50%*
  Ratio of net investment income (loss) to
      average net assets                                  1.97%        1.61%         1.67%        -0.28%*
  Portfolio turnover rate                                   56%          74%           96%          --
  Average commission rate paid (3)                  $    .0005    $   .0003           --            --

(1)  Total return would have been lower had the advisor not waived expenses.
(2) Management fees were voluntarily waived from February 1, 1995 to October 31, 1996.
(3)  Disclosure not required for years prior to 1996.

 * Annualized

THE ADVISOR, THE SUB-ADVISOR AND THE FUND

Fremont Mutual Funds, Inc. (the "Investment Company") is an open-end investment company which under this Prospectus is offering shares in the Fremont International Small Cap Fund. The Investment Company has other series offered with a different prospectus, and the Board of Directors of the Investment Company is permitted to create additional funds at any time. The Fund has its own investment objective and policies and operates as a separate mutual fund.

The management of the business and affairs of the Investment Company is the responsibility of the Board of Directors. Fremont Investment Advisors, Inc. (the "Advisor") provides the Fund with investment management and administrative services under an Investment Advisory and Administrative Agreement (the "Advisory Agreement") with the Investment Company. The Advisory Agreement provides that the Advisor shall furnish advice to the Fund with respect to its investments and shall, to the extent authorized by the Board of Directors, determine what securities shall be purchased or sold by the Fund. As described more fully below, the Advisor has retained an investment management firm (the "Sub-Advisor") to provide the Fund with portfolio management services. The Advisor's Investment Committee oversees the portfolio management of the Fund, including the services provided by the Sub-Advisor.

The professional staff of the Advisor has offered professional investment management services regarding asset allocation in connection with securities portfolios to the Bechtel Group, Inc. Retirement Plan and the Bechtel Foundation since 1978 and to Fremont Investors, Inc. (formerly Fremont Group, Inc.) since 1987. The Advisor also provides investment advisory services regarding asset allocation, investment manager selection and portfolio diversification to a number of large Bechtel-related investors. The Investment Company is one of its clients.

The Advisor will provide direct portfolio management services to the extent that a sub-advisor does not provide those services. In the future, the Advisor may propose to the Investment Company that different or additional sub-advisor(s) be engaged to provide investment advisory or portfolio management services to the Fund. Prior to such engagement, any agreement with a sub-advisor must be approved by the Board of Directors and, if required by law, by the shareholders of the Fund. The Advisor may in its discretion manage all or a portion of the Fund's portfolio directly with or without the use of a sub-advisor.

As compensation for its services to the Fund, the Advisor receives from the Fund an advisory fee, computed daily and paid monthly, of 1.25% per annum of the Fund's average net assets. The Advisory agreement also provides that the Fund will pay to the Advisor an administrative fee of 0.15% per annum of the average net assets. The Fund also pays the Advisor a 12b-1 fee of 0.25% per annum, subject to the terms of a plan of distribution more fully described under "Plan of Distribution." In addition to the fees described above, the Fund pays its own operating expenses including, but not limited to: taxes, if any; brokerage and commission expenses, if any; interest charges on any borrowings; transfer agent, administrator, custodian, legal and auditing fees; shareholder servicing fees including fees to third-party servicing agents; fees and expenses of Directors who are not interested persons of the Advisor or the Sub-Advisor; costs and expenses of calculating daily net asset value; costs and expenses of accounting, bookkeeping and record keeping required under the 1940 Act; insurance premiums; trade association dues; fees and expenses of registering and maintaining registration of shares under federal and applicable state securities laws; all costs associated with shareholders' meetings and the preparation and dissemination of proxy materials, except for meetings called solely for the benefit of the Advisor or its affiliates; printing and mailing prospectuses, statements of additional information and reports to shareholders; and other expenses relating to the Fund's operations, plus any extraordinary and non-recurring expenses that are not expressly assumed by the Advisor.

The Advisor anticipates waiving fees and reimbursing the Fund for other operating expenses in order to limit total operating expenses to 1.50% of average daily net assets until October 31, 1999. To the extent management fees are waived and/or other expenses are reimbursed by the Advisor, the Advisor may elect to recapture such amounts if it requests repayment within three years of the year in which the waiver and/or reimbursement is made, and the Board of Directors approves the repayment, and the Fund is able to make repayment and still stay within the then current operating expense limitation.

Bee & Associates is an independent, Denver-based registered investment adviser founded in 1989. It's principal business is providing investment management services. As of March 31, 1998 had $525 million under management for various foundations, endowments, retirement plan sponsors, mutual funds and individuals. Bee & Associates' primary investment focus is on smaller companies worldwide (those with under US $1 billion market cap) and, as of March 31, 1998, the average market capitalization of the companies in its portfolios was approximately $300 million. Bee & Associates' principal executive officers and directors are Bruce B. Bee, President and Director, and Edward N. McMillan, Principal and Director.

Bee & Associates' investment philosophy is the use of a long-term, bottom-up, value orientation toward stock selection and portfolio construction. Bee & Associates invests in all international markets-primarily in the developed markets and post-emerging markets such as Mexico and Brazil. Bee & Associates buys companies for long-term appreciation and the portfolio turnover is typically less than 25%. This investment approach tends to make its portfolios more tax efficient.

Until terminated, the Portfolio Management Agreement between the Investment Company (with respect to the Fund), the Advisor and the Sub-Advisor provides that the Sub-Advisor will manage the investment and reinvestment of the Fund's assets and review and administer the Fund's investments. As compensation for its services, the Advisor (not the Fund) pays the Sub-Advisor an annual fee equal to 1.00% of the Fund's average daily net assets. However, until the earlier of (1) March 2, 1999, or (2) the total assets of the Fund reach $15 million, the Advisor will pay to the Sub-Advisor an annual fee computed at the rate of 0.80% of the Fund's average daily net assets. The Portfolio Management Agreement with the Sub-Advisor may be terminated by the Advisor or the Investment Company upon 30 days' written notice. The Advisor has day-to-day authority to increase or decrease the amount of the Fund's assets managed by the Sub-Advisor.

Investment Company Administration Corporation (the "Sub-Administrator"), pursuant to an administrative agreement with the Advisor, supervises the administration of the Investment Company and the Fund. The Sub-Administrator's responsibilities include, among other things, the preparation and filing of documents required for compliance by the Fund with applicable laws and regulations. Certain officers of the Investment Company may be provided by the Sub-Administrator

For additional information about the Advisor and Sub-Advisor, see "Investment Advisory and Other Services" in the Statement of Additional Information.

INVESTMENT OBJECTIVE, POLICIES AND RISK CONSIDERATIONS

The investment objective and policies of the Fund is stated below. The Fund is intended for long-term investors, not for those who may wish to redeem their shares after a short period of time.

All investments, including mutual funds, have risks and no investment is suitable for all investors. Investors should consult with their financial and other advisors concerning the suitability of this investment for their own particular circumstances. There is no assurance that the Fund will achieve its investment objective.

The Fund seeks to achieve long-term capital appreciation by investing primarily in small capitalization ("small cap") equity securities of issuers domiciled outside the United States. The Fund selects its portfolio securities primarily from among small cap companies in developed markets whose individual market capitalizations would place them among the smallest 20% of market capitalization in their respective markets. Developed markets will generally be defined as those markets represented in the Morgan Stanley Capital International Europe, Asia and Far East (EAFE) Index. It is expected that the majority of the companies in which the Fund invests will have a market capitalization of under $1 billion; however, the Fund is likely to hold some companies with a market capitalization greater than $1 billion. The Fund is designed for investors willing to accept the risks entailed in investments in foreign securities of small companies and securities denominated in various currencies. See "Special Considerations for International Investing."

Under normal market conditions, at least 65% of the total Fund's assets will be invested in small cap equity securities of issuers domiciled outside the United States with a market capitalization of under $1 billion. The Fund will generally be invested in a minimum of three countries excluding the United States. The Fund's portfolio of equity securities will typically consist of common and preferred stock, warrants and debt securities convertible into common stock. Included in this 65% total, up to 5% of the Fund's assets may be invested in rights or warrants to purchase equity securities. For defensive purposes, the Fund may temporarily have less than 65% of its total assets invested in small cap equity issuers domiciled outside the United States.

The Fund's management anticipates that, from time to time, the Fund may have more than 25% of its assets invested in securities of companies domiciled in the countries of Japan, the United Kingdom and/or Germany. These are among the leading industrial economies outside the United States and the values of their stock markets account for a significant portion of the value of international markets.

In addition to investing directly in equity securities, the Fund may invest in instruments such as sponsored and unsponsored American Depository Receipts ("ADRs") and European Depository Receipts ("EDRs"). See "General Investment Policies" for a discussion of ADRs.

International small cap companies are smaller sized companies that the Advisor and/or Sub-Advisor believe often have the potential for earnings growth over time that is above the growth rate of more established companies or are early in their life cycles and have the potential to become major enterprises. In addition, the Advisor and/or Sub-Advisor believe some smaller companies may be undervalued because they are not as closely followed by security analysts or institutional investors. The Advisor and/or Sub-Advisor also believe that an investment in the Fund provides an opportunity for greater rewards but will involve more risk than an investment in a fund which seeks capital appreciation from investment in common stocks of larger, better-known companies.

Investing in small companies involves certain special risks. Small companies may have limited product lines, markets, or financial resources, and their managements may be dependent on a limited number of key individuals. The securities of small companies may have limited market liquidity and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.

Emphasis is placed on identifying securities of companies believed to be undervalued in the marketplace in relation to factors such as the company's revenues, earnings, assets and long-term competitive positions which over time will enhance the equity value of the company. In selecting portfolio investments, a company's growth prospects will be considered, including the potential for superior appreciation due to growth in earnings, relative valuation of its securities, and any risks associated with such investment; the industry in which the company operates, with a view to identification of international developments within industries, international investment trends, and social, economic or political factors affecting a particular industry; the country in which the company is based, as well as historical and anticipated foreign currency exchange rate fluctuations; and the feasibility of gaining access to the securities market in a country and of implementing the necessary custodial arrangements.

There is no limitation on the percentage of the Fund's assets that may be invested at any one time in one or more countries. However, except during times that the Fund is in a temporary defensive posture, the Fund will invest at least 65% of its total assets in the securities of issuers domiciled in at least three different non-U.S. countries.

The Fund may invest in equity securities of companies domiciled in emerging markets. As used in this prospectus, emerging markets are countries categorized as emerging markets by the International Finance Corporation, the World Bank's private sector division. Such countries currently include, but are not limited to, Thailand, Indonesia, the Philippines, South Korea, Taiwan and certain Latin American countries. Such markets tend to be in less economically developed regions of the world. General characteristics of emerging market countries also include lower degrees of political stability, high demand for capital investment, high dependence on export markets for their major industries, a need to develop basic economic infrastructures and rapid economic growth. The Advisor and/or Sub-Advisor believe that investments in equity securities of companies in international emerging markets offer the opportunity for significant long-term investment returns. However, these investments involve certain risks, as discussed below in "Risk Factors and Special Considerations for International Investing."

Whenever, in the judgment of the Advisor and/or Sub-Advisor, market or economic conditions warrant, the Fund may, for temporary defensive purposes, invest without limitation in U.S. dollar-denominated or foreign currency-denominated cash or in high quality debt securities with remaining maturities of one year or less. During times that the Fund is investing defensively, the Fund will not be pursuing its stated investment objective. For liquidity purposes, the Fund may normally also invest up to 10% of its total assets in U.S. dollar-denominated or foreign currency-denominated cash or in high quality debt securities with remaining maturities of one year or less.

The Fund may enter into forward currency contracts and currency futures contracts, and may purchase put and call options on currencies. See "General Investment Policies-Forward Currency, Futures and Options Transactions.

Risk Factors and Special Considerations for International Investing. Investment in securities of foreign entities and securities denominated in foreign currencies involves risks typically not present to the same degree in domestic investments. Likewise, investment in ADRs and EDRs present similar risks, even though the Fund will purchase, sell and be paid dividends on ADRs in U.S. dollars. These risks include fluctuations in currency exchange rates, which are affected by international balances of payments and other economic and financial conditions; government intervention; speculation; and other factors. With respect to certain foreign countries, there is the possibility of expropriation or nationalization of assets, confiscatory taxation and political, social or economic instability. The Fund may be required to pay foreign withholding or other taxes on certain of its foreign investments, but investors may or may not be able to deduct their pro rata shares of such taxes in computing their taxable income, or take such shares as a credit against their U.S. income taxes. See "Dividends, Distributions and Federal Income Taxation."

There may be less publicly available information about foreign issuers or securities than about U.S. issuers or securities, and foreign issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those of U.S. entities. With respect to unsponsored ADRs, these programs cover securities of companies which are not required to meet either the reporting or accounting standards of the United States. Many foreign financial markets, while generally growing in volume, continue to experience substantially less volume than domestic markets, and securities of many foreign companies are less liquid and their prices are more volatile than the securities of comparable U.S. companies. In addition, brokerage commissions, custodial services and other costs related to investment in foreign markets generally are more expensive than in the United States (particularly emerging markets). Such foreign markets also may have longer settlement periods than markets in the United States as well as different settlement and clearance procedures. In certain markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of the Fund to make intended securities purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result either in losses to the Fund due to subsequent declines in value of a portfolio security or, if the Fund had entered into a contract to sell the security, could result in possible liability to the purchaser. Settlement procedures in certain emerging markets also carry with them a heightened risk of loss due to the failure of the broker or other service provider to deliver cash or securities.

The risks of foreign investing are of greater concern in the case of investments in emerging markets which may exhibit greater price volatility and risk of principal, have less liquidity and have settlement arrangements which are less efficient than in developed markets. Furthermore, the economies of emerging market countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, managed adjustments in relative currency values, and other protectionist measures imposed or negotiated by the countries with which they trade. These emerging market economies also have been and may continue to be adversely affected by economic conditions in the countries with which they trade.

The value of the Fund's portfolio securities computed in U.S. dollars will vary with increases and decreases in the exchange rate between the currencies in which the Fund has invested and the U.S. dollar. A decline in the value of any particular currency against the U.S. dollar will cause a decline in the U.S. dollar value of the Fund's holdings of securities denominated in such currency and, therefore, will cause an overall decline in the Fund's net asset value and net investment income and capital gains, if any, to be distributed in U.S. dollars to shareholders by the Fund.

The rate of exchange between the U.S. dollar and other currencies is influenced by many factors, including the supply and demand for particular currencies, central bank efforts to support particular currencies, the movement of interest rates, the price of oil, the pace of activity in the industrial countries, including the United States, and other economic and financial conditions affecting the world economy.

The Fund will not invest in a foreign currency or in securities denominated in a foreign currency if such currency is not at the time of investment considered by the Advisor and/or Sub-Advisor to be fully exchangeable into U.S. dollars without legal restriction. The Fund may purchase securities that are issued by the government, a corporation, or a financial institution of one nation but denominated in the currency of another nation. To the extent that the Fund invests in ADRs, the depository bank generally pays cash dividends in U.S. dollars regardless of the currency in which such dividends originally are paid by the issuer of the underlying security.

Several of the countries in which the Fund may invest restrict, to varying degrees, foreign investments in their securities markets. Governmental and private restrictions take a variety of forms, including (i) limitation on the amount of funds that may be invested into or repatriated from the country (including limitations on repatriation of investment income and capital gains),
(ii) prohibitions or substantial restrictions on foreign investment in certain industries or market sectors, such as defense, energy and transportation, (iii) restrictions (whether contained in the charter of an individual company or mandated by the government) on the percentage of securities of a single issuer which may be owned by a foreign investor, (iv) limitations on the types of securities which a foreign investor may purchase and (v) restrictions on a foreign investor's right to invest in companies whose securities are not publicly traded. In some circumstances, these restrictions may limit or preclude investment in certain countries. Therefore, the Fund intends to invest in such countries through the purchase of shares of investment companies organized under the laws of such countries.

The Fund's interest and dividend income from foreign issuers may be subject to non-U.S. withholding taxes. The Fund also may be subject to taxes on trading profits in some countries. In addition, many of the countries in the Pacific Basin have a transfer or stamp duties tax on certain securities transactions. The imposition of these taxes will increase the cost to the Fund of investing in any country imposing such taxes. For United States federal income tax purposes, United States shareholders may be entitled to a credit or deduction to the extent of any foreign income taxes paid by the Fund. See "Dividends, Distributions and Federal Income Taxation."

Other Risk Considerations. The Fund is a non-diversified portfolio and is not limited by the 1940 Act in the proportion of its assets that may be invested in the obligations of a single issuer. The Fund, therefore, may invest a greater proportion of its assets in the securities of a smaller number of issuers and will be subject to a greater risk with respect to its portfolio securities. Any economic, regulatory, or political developments affecting the value of the securities held in the Fund could have a greater impact on the total value of the Fund's holdings than would be the case if the Fund were classified as diversified under the 1940 Act.

Like other mutual funds and financial and business organizations around the world, the Fund could be adversely affected if the computer systems used by it, the Advisor and other service providers and entities with computer systems that are linked to Fund records do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 issue." The Fund and Advisor are taking steps that are reasonably designed to address the Year 2000 issue with respect to the computer systems they use and to obtain satisfactory assurances that comparable steps are being taken by each of the Fund's service providers. There can be no assurance, however, that these steps will be sufficient to avoid any adverse impact on the Fund.

GENERAL INVESTMENT POLICIES

Money Market Instruments. The Fund may invest in any of the following "money market" instruments: certificates of deposit, time deposits, commercial paper, bankers' acceptances and Eurodollar certificates of deposit; U.S. dollar-denominated money market instruments of foreign financial institutions, corporations and governments; U.S. government and agency securities; money market mutual funds; and other debt securities which are not specifically named but which meet the Fund's quality guidelines. The Fund also may enter into repurchase agreements as described below and may purchase variable and floating rate debt securities.

At the time of purchase, short-term securities must be rated in the top rating category by at least two nationally recognized statistical rating organizations ("NRSROs") or by a single NRSRO in the case of a security rated by only one NRSRO, or, if not rated by an NRSRO, must be of comparable quality as determined by the Advisor and/or Sub-Advisor. Generally, high quality short-term securities must be issued by an entity with an outstanding debt issue rated A or better by an NRSRO, or an entity of comparable quality as determined by the Advisor and/or Sub-Advisor. Obligations of foreign banks, foreign corporations and foreign ranches of domestic banks must be payable in U.S. dollars. See Appendix A to the Statement of Additional Information for a description of rating categories.

U.S. Government Securities. The Fund may invest in U.S. government securities, which are obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. government securities, such as Treasury bills, notes and bonds and Government National Mortgage Association ("GNMA") certificates, are supported by the full faith and credit of the United States; those of the Federal Home Loan Mortgage Corporation ("FHLMC"), are supported by the right of the issuer to borrow from the Treasury; those of the Federal National Mortgage Association ("FNMA"), are supported by the discretionary authority of the U.S. government to purchase the agency's obligations; and those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. The U.S. government is not obligated by law to provide future financial support to the U.S. government agencies or instrumentalities named above.

When-Issued Securities And Firm Commitment Agreements. The Fund may purchase securities on a delayed delivery or "when-issued" basis and enter into firm commitment agreements (transactions whereby the payment obligation and interest rate are fixed at the time of the transaction, but the settlement is delayed). The Fund will not purchase securities the value of which is greater than 5% of its net assets on a when-issued basis. The Fund, as purchaser, assumes the risk of any decline in value of the security beginning on the date of the agreement or purchase, and no interest accrues to the Fund until it accepts delivery of the security. The Fund will not use such transactions for leveraging purposes, and accordingly will segregate cash, cash equivalents or liquid securities or hold a covered position in an amount sufficient to meet its payment obligations thereunder.

There is always a risk that the securities may not be delivered and that the Fund may incur a loss or will have lost the opportunity to invest the amount set aside for such transaction in the segregated asset account. Settlements in the ordinary course of business, which may take substantially more than three business days for non-U.S. securities, are not treated by the Fund as when-issued or forward commitment transactions and, accordingly, are not subject to the foregoing limitations, even though some of the risks described above may be present in such transactions.

Shares Of Investment Companies. The Fund may invest some portion of its assets in shares of other no-load, open-end investment companies and closed-end investment companies to the extent that such investment may facilitate achieving the objective of the Fund, or to the extent that they afford the primary or most practical means of access to a particular market or markets, or they represent attractive investments in their own right. The percentage of Fund assets which may be so invested is not limited, provided that the Fund and its affiliates in aggregate do not acquire more than 3% of the outstanding shares of any such investment company. The provisions of the 1940 Act may also impose certain restrictions on redemption of the Fund's shares in other investment companies. The Fund's purchase of shares of investment companies may result in the payment by a shareholder of duplicative management fees. The Advisor and/or Sub-Advisor will consider such fees in determining whether to invest in other mutual funds. The Fund will invest only in investment companies which do not charge a sales load; however, the Fund may invest in such companies with distribution plans and fees, and may pay customary brokerage commissions to buy and sell shares of closed-end investment companies.

The return on the Fund's investments in investment companies will be reduced by the operating expenses, including investment advisory and administrative fees, of such companies. The Fund's investment in a closed-end investment company may require the payment of a premium above the net asset value of the investment company's shares, and the market price of the investment company thereafter may decline without any change in the value of the investment company's assets. The Fund, however, will not invest in any investment company or trust unless the Advisor and/or Sub-Advisor believes that the potential benefits of such investment are sufficient to warrant the payment of any such premium.

As an exception to the above, the Fund does have the authority to invest all of its assets in the securities of a single open-end investment company with substantially the same fundamental investment objectives, restrictions and policies as that of the Fund. The Fund will notify its shareholders prior to initiating such an arrangement.

Repurchase Agreements. As part of its cash reserve position, the Fund may enter into repurchase agreements through which the Fund acquires a security (the "underlying security") from the seller, a well-established securities dealer or a bank that is a member of the Federal Reserve System. At that time, the bank or securities dealer agrees to repurchase the underlying security at the same price, plus a specified amount of interest. Repurchase agreements are generally for a short period of time, often less than a week. The seller must maintain with the Fund's custodian collateral equal to at least 100% of the repurchase price, including accrued interest, as monitored daily by the Advisor and/or Sub-Advisor. The Fund will not enter into a repurchase agreement with a maturity of more than seven business days if, as a result, more than 15% of the value of its net assets, would then be invested in such repurchase agreements. The Fund will only enter into repurchase agreements where (i) the underlying securities are issued or guaranteed by the U.S. Government, (ii) the market value of the underlying security, including accrued interest, will be at all times equal to or in excess of the value of the repurchase agreement, and (iii) payment for the underlying securities is made only upon physical delivery or evidence of book-entry transfer to the account of the custodian or a bank acting as agent. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying securities and losses, including: (i) a possible decline in the value of the underlying security during the period in which the Fund seeks to enforce its rights thereto; (ii) possible reduced levels of income and lack of access to income during this period; and (iii) expenses of enforcing the Fund's rights.

Portfolio Turnover. The Fund may trade in securities for short-term gain whenever deemed advisable by the Advisor and/or Sub-Advisor in order to take advantage of anomalies occurring in general market, economic or political conditions. Therefore, the Fund may have a higher portfolio turnover rate than that of some other investment companies, but it is anticipated that the annual portfolio turnover rate of the Fund will not exceed 200%. The portfolio turnover rate is calculated by dividing the lesser of sales or purchases of long-term portfolio securities by the Fund's average month-end long-term investments. High portfolio turnover involves correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions and other costs that the Fund will bear directly, and may result in the realization of net capital gains, which are generally taxable whether or not distributed to shareholders.

Loans Of Portfolio Securities. The Fund is authorized to make loans of its portfolio securities to broker-dealers or to other institutional investors in an amount not exceeding 33 1/3% of its net assets. The borrower must maintain with the Fund's custodian collateral consisting of cash, cash equivalents or U.S. Government securities equal to at least 100% of the value of the borrowed securities, plus any accrued interest. The Fund will receive any interest or dividends paid on the loaned securities and a fee or a portion of the interest earned on the collateral. The risks in lending portfolio securities, as with other extensions of secured credit, consist of, among other things, possible delay in receiving additional collateral or in the recovery of the securities, or possible loss of rights in the collateral should the borrower fail financially. The lender also may bear the risk of capital loss on investment of the cash collateral, which must be returned in full to the borrower when the loan is terminated. Loans will be made only to firms deemed by the Advisor and/or Sub-Advisor to be of good standing and will not be made unless, in the judgment of the Advisor and/or Sub-Advisor, the consideration to be earned from such loans would justify the associated risk.

Borrowing. The Fund may borrow from banks an amount not exceeding 30% of the value of its total assets for temporary or emergency purposes and may enter into reverse repurchase agreements. If the income and gains on securities purchased with the proceeds of borrowings or reverse repurchase agreements exceed the cost of such borrowings or agreements, the Fund's earnings or net asset value will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the cost, earnings or net asset value would decline faster than otherwise would be the case.

Restricted Securities. The Fund may purchase securities that are not registered ("restricted securities") under federal securities law, but can be offered and sold to "qualified institutional buyers." However, the Fund will not invest more than 15% of its assets in illiquid investments, which include repurchase agreements and fixed time deposits maturing in more than seven days, and securities that are not readily marketable and restricted securities, unless the Board of Directors determines, based upon a review of the trading markets for the specific restricted security, that such restricted securities are liquid. The Board of Directors may adopt guidelines and delegate to the Advisor and/or Sub-Advisor the daily function of determining and monitoring liquidity of restricted securities. The Board, however, will retain sufficient oversight and be ultimately responsible for the determinations.

Warrants Or Rights. Warrants or rights may be acquired by the Fund in connection with other securities or separately and provide the Fund with the right to purchase other securities of the issuer at a later date. It is the present intention of the Fund to limit its investments in warrants or rights, valued at the lower of cost or market, to no more than 5% of the value of its net assets. Warrants or rights acquired by the Fund in units or attached to securities will be deemed to be without value for purposes of this restriction.

Forward Currency, Futures And Options Transactions. The Fund may enter into forward currency contracts and currency futures contracts and may purchase put or call options on currencies (each such arrangement sometimes referred to as a "currency contract"). Forward contracts typically will involve the purchase or sale of a foreign currency against the dollar. These techniques are designed primarily to hedge against future changes in currency prices which might adversely affect the value of the Fund's portfolio securities. The Fund may attempt to accomplish objectives similar to those involved in its use of forward currency contracts by purchasing put or call options on currencies or currency futures. For a more detailed description of such arrangements, see the Statement of Additional Information.

The Fund may enter into currency contracts either with respect to specific transactions or with respect to the Fund's portfolio positions. For example, when the Advisor and/or Sub-Advisor anticipates making a purchase or sale of a security, the Fund may enter into a currency contract in order to set the rate (either relative to the U.S. dollar or another currency) at which a currency exchange transaction related to the purchase or sale will be made. Further, when the Advisor and/or Sub-Advisor believes that a particular currency may decline compared to the U.S. dollar or another currency, the Fund may enter into a currency contract to sell the anticipated declining currency, approximating the value of some or all of the Fund's portfolio securities denominated in that currency or related currencies which the Advisor and/or Sub-Advisor believes demonstrate a correlation in exchange rate movements. The practice of using correlated currencies is known as "cross-hedging." When the Advisor and/or Sub-Advisor believes that the U.S. dollar may suffer a substantial decline against a foreign currency or currencies, the Fund may enter into a currency contract to buy a foreign currency for a fixed dollar amount. By entering into such transactions, however, the Fund may be required to forego the benefits of advantageous changes in exchange rates. Currency contracts generally are traded over-the-counter and not on organized commodities or securities exchanges. As a result, such contracts operate in a manner distinct from exchange-traded instruments, and their use involves certain risks beyond those associated with transactions in other futures contracts.

While the Fund enters into forward currency contracts and purchases currency options or currency futures to reduce the risks of fluctuations in exchange rates, these contracts cannot eliminate all such risks and do not eliminate price fluctuations of the Fund's portfolio securities. Purchasing/(selling) a currency forward limits the Fund's exposure to risk of loss from a rise/(decline) in the dollar value of the currency, but also limits its potential for gain from a decline/(rise) in the currency=s dollar value. While purchasing options can protect the Fund against certain exchange rate fluctuations, the Fund is subject to the loss of its entire premium payment when an option is allowed to expire without exercise.

To avoid leverage in connection with forward currency transactions, the Fund will set aside with its custodian cash, cash equivalents or liquid securities, or hold a covered position against any potential delivery or payment obligations under any outstanding contracts. To the extent the Fund enters into over-the-counter options, the options and the assets set aside to cover such options are considered illiquid assets and, together with other illiquid assets and securities, will not exceed 15% of the Fund s net assets. In addition, premiums paid for currency options held by the Fund may not exceed 5% of the Fund's net assets.

Although the Fund will enter into currency contracts solely for hedging purposes, their use does involve certain risks. For example, there can be no assurance that a liquid secondary market will exist for any currency contract purchased or sold, and the Fund may be required to maintain a position until exercise or expiration, which could result in losses.

Currency contracts may be entered into on United States exchanges regulated by the Securities and Exchange Commission or the Commodity Futures Trading Commission as well as in the over-the-counter market and on foreign exchanges.

Swap Agreements. The Fund may enter into interest rate, index and currency exchange rate swap agreements for purposes of seeking to obtain a particular desired return at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on, or increase in, value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. Commonly used swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level; and interest rate collars, under which a party sells a cap and purchases a floor, or purchases a cap and sells a floor, in an attempt to protect itself against interest rate movements exceeding minimum or maximum levels. Whether the Fund's use of swap agreements will be successful in furthering its investment objective will depend on the Advisor's and/or Sub-Advisor's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments.

The Fund's obligations under a swap agreement will be accrued daily (offset against amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash, U.S. Government securities or other liquid securities to avoid any potential leveraging of the Fund's portfolio. Swap agreements having a term of greater than seven days are considered illiquid assets and the Fund's obligations under such agreements, together with other illiquid assets and securities, will not exceed 15% of the Fund's net assets.

American Depository Receipts. ADRs are negotiable receipts issued by a United States bank or trust to evidence ownership of securities in a foreign company which have been deposited with such bank or trust's office or agent in a foreign country. Investing in ADRs presents risks not present to the same degree as investing in domestic securities even though the Fund will purchase, sell and be paid dividends on ADRs in U.S. dollars. These risks include, among other things, fluctuations in currency exchange rates, which are affected by international balances of payments and other economic and financial conditions; government intervention; speculation; and other factors. With respect to certain foreign countries, there is the possibility of expropriation or nationalization of assets, confiscatory taxation and political, social and economic instability. The Fund may be required to pay foreign withholding or other taxes on certain of its ADRs, but investors may or may not be able to deduct their pro rata shares of such taxes in computing their taxable income, or take such shares as a credit against their U.S. federal income tax. See "Dividends, Distributions and Federal Income Taxation." Unsponsored ADRs are offered by companies which are not prepared to meet either the reporting or accounting standards of the United States. While readily exchangeable with stock in local markets, unsponsored ADRs may be less liquid than sponsored ADRs. Additionally, there generally is less publicly available information with respect to unsponsored ADRs.

Investment Restrictions. The Fund has certain fundamental policies that are described in the Statement of Additional Information under "Investment Restrictions." These investment restrictions include prohibitions against borrowing money (except as described above) and against concentrating the Fund's investments in issuers conducting their principal business activities in a single industry (except that this limitation does not apply with respect to U.S. government securities). These investment restrictions and the Fund's investment objective cannot be changed without the approval of shareholders of the Fund; all other investment practices described in this Prospectus and in the Statement of Additional Information, however, can be changed by the Board of Directors without shareholder approval.

INVESTMENT RESULTS

The Fund may from time to time include information on its investment results and/or comparisons of its investment results to various unmanaged indices or results of other mutual funds or groups of mutual funds in advertisements, sales literature or reports furnished to present or prospective shareholders. All such figures are based on historical performance data and are not intended to be indicative of future performance. The investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The Fund may calculate performance on an average annual total return basis for 1-, 5-, and 10-year periods and over the life of the Fund, after such periods have elapsed. Average annual total return will be computed by determining the average annual compounded rate of return over the applicable period that would equate the initial amount invested to the ending redeemable value of the investment. Ending redeemable value includes dividends and capital gain distributions, reinvested at net asset value on the reinvestment date determined by the Board of Directors. The resulting percentages indicate the positive or negative investment results that an investor would have experienced, including reinvested dividends and capital gain distributions and changes in share price during the period. The average annual compounded rate of return over various periods may also be computed by utilizing ending redeemable values as determined above.

The Fund's investment results will vary from time to time depending upon, among other things, economic conditions, market conditions, the composition of the Fund's portfolio, and operating expenses of the Fund, so that any investment results reported by the Fund should not be considered representative of what an investment in the Fund may earn in any future period. When utilized, total return for the unmanaged indices described in the Statement of Additional Information will be calculated assuming reinvestment of dividends and interest, but will not reflect any deductions for recurring expenses such as advisory fees, brokerage costs or administrative expenses. These factors and possible differences in calculation methods should be considered when comparing the Fund's investment results with those published for other investment companies, other investment vehicles and unmanaged indices. The comparison of the Fund to an alternative investment should be made with consideration of differences in features and expected performance. The Fund may also be mentioned in newspapers, magazines, or other media from time to time. The Fund assumes no responsibility for the accuracy of such data. The Fund's results also should be considered relative to the risks associated with its investment objective and policies. See "Investment Results" in the Statement of Additional Information.

Additional performance information regarding the Fund will be included in its annual report, which will be mailed to shareholders without charge.

HOW TO INVEST

Shares of the Fund may be purchased through the Transfer Agent or other Fund agent authorized to accept orders by submitting payment by check, bank wire or electronic transfer (Automated Clearing House or "ACH") and, in the case of new accounts, a completed account application form. There is no sales load or contingent deferred sales load charged to purchase shares of the Fund. All orders for the purchase of shares are subject to acceptance or rejection by the Board of Directors or the Advisor. Purchases of shares are made at the net asset value next determined after the purchase order is received by the Transfer Agent or other selling agent of the Fund. A minimum initial investment of $2,000 is required to open a shareholder account, except for retirement plans such as Individual Retirement Accounts (IRAs). Retirement plans are subject to a $1,000 minimum initial investment. The minimum initial investment is waived for accounts opened with the Automatic Investment Plan and may be waived in other instances at the sole discretion of the Advisor. (See "Automatic Investment Plan.") Each subsequent investment in the Fund must be $100 or more except in the case of retirement plans or Automatic Investment Plans. There is a minimum continuing balance of $1,500 required for non-retirement accounts (calculated on the basis of original investment value). In some cases, the minimum balance requirement may be waived at the sole discretion of the Advisor. All purchases made by check should be in U.S. dollars and be made payable to Fremont Mutual Funds. Third party checks, credit cards, and cash will not be accepted.

All investment checks are subject to a 10-day holding period.

Investors wishing to open a new account by bank wire must call the Transfer Agent at 800-548-4539 to obtain an account number and detailed wire instructions. Bank wire instructions are also provided in the last section of this Prospectus. All bank wire investments received before the close of trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time), will be credited the same day. Otherwise, bank wire investments will be credited the next business day. A bank wire investment is considered received when the Transfer Agent is notified that the bank wire has been credited to its account.

Shares of the Fund may also be purchased through broker-dealers or other financial intermediaries who have made appropriate arrangements with the Fund. Such agents are responsible for ensuring that the account documentation is complete and that timely payment is made for the Fund shares purchased for their customers pursuant to such orders. These agents may charge a reasonable transaction fee, or other selling charge, to their customers. In some instances, all or a portion of the transaction fee or other selling charge may be paid by the Advisor. To the extent these agents perform shareholder servicing activities for the Fund, they may receive fees from the Fund or the Advisor for such services.

From time to time the Advisor may engage third parties as "finders" for the purpose of soliciting potential investors. Such parties may be compensated by the Advisor for such activities.

As a condition of this offering, if an order to purchase shares is cancelled due to nonpayment (for example, a check returned for "insufficient funds"), the person who placed the order must reimburse the Fund for any loss incurred by reason of such cancellation. For more information, see "Other Investment and Redemption Services" in the Statement of Additional Information.

First Fund Distributors, Inc., 4455 Camelback Road, Suite 261E, Phoenix, Arizona, 85018, is the principal underwriter for the Fund.

SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

Statements And Reports. When a shareholder makes an initial investment in the Fund, a shareholder account is opened in accordance with registration instructions. Each time there is a transaction, such as an additional investment, a dividend or other distribution, or a redemption, the shareholder will receive from the Transfer Agent or other selling agent a confirmation statement showing the current transaction in the account and the transaction date. Shareholders of the Fund will receive quarterly statements with account information as of the end of March, June, September and December.

Shares are issued only in book-entry form (without certificates).

The fiscal year of the Fund ends on October 31 of each year. The Investment Company issues to its shareholders semi-annual and annual reports, which contain a schedule of the Fund's portfolio securities and financial statements. Annual reports will include audited financial statements. The federal income tax status of shareholder distributions also will be reported to the Fund's shareholders after the end of the calendar year on Form 1099-DIV.

Exchanges Between Funds. Shares of one Fremont Fund may be exchanged for shares of another Fremont Fund at their respective net asset values, provided that the account registration remains identical. Exchanges may only be made for shares of a Fremont Fund that are offered for sale in your state of residence at the time of the exchange. It is required that (i) all shares in one Fund must be exchanged or (ii) the remaining balance must be at least $1,500. This minimum balance requirement may be waived at the sole discretion of the Advisor. These exchanges are not tax-free and will result in a shareholder realizing a gain or loss for tax purposes, except in the case of tax-deferred retirement accounts or other tax-exempt shareholders that have not borrowed to acquire shares exchanged. Exchanges by mail should be sent to the Transfer Agent at the address set forth in the last section of this Prospectus.

Purchases, redemptions and exchanges of shares should be made for investment purposes only. A pattern of frequent exchanges, purchases and sales can be limited, at the discretion of the Board of Directors, by the Investment
Company's refusal to accept further purchase and exchange orders from the shareholder.

The Investment Company reserves the right to modify or eliminate the exchange privilege upon 60 days' written notice to shareholders.

Telephone Exchange Privilege. An investor may elect on the account application to authorize exchanges by telephone. A shareholder may give instructions regarding exchanges by calling 800-548-4539. A shareholder wishing to initiate the telephone exchange privilege should contact the Fund. This privilege will not be added to an account without written instruction to do so from the shareholder. Telephone requests received by the close of trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time), will be processed the same day. During times of drastic economic or market conditions, the telephone exchange privilege may be difficult to implement. The Transfer Agent will make its best effort to accommodate shareholders when its telephone lines are used to capacity. Under these circumstances, a shareholder should consider using overnight mail to send a written exchange request.

See "Telephone Redemption Privilege" in the next section of this Prospectus.

Autobuy Privilege. The Autobuy privilege allows shareholders to purchase subsequent shares by investing money directly from their checking account to a Fremont Fund. The Autobuy privilege is an ACH privilege. ACH privileges will not be added to an account without written authorization from the shareholder. The Autobuy privilege will be automatically added to an account when the shareholder chooses any type of ACH privilege. A shareholder may then purchase additional shares in an existing account by calling 800-548-4539 and instructing the Transfer Agent as to the dollar amount wanting to be invested. The investment will automatically be processed through the ACH system. There is no fee for this option. If the privilege was not established at the time the account was opened, the shareholder must complete the appropriate form, available on request.

Automatic Investment Plan. A shareholder may authorize a withdrawal to be made automatically once or twice each month from a credit balance in the shareholder's bank checking, savings, negotiable on withdrawal (NOW) or similar account, with the proceeds to be used to purchase shares of the Fund. The minimum initial investment is waived for accounts opened with the Automatic Investment Plan. The amount of the monthly investment must be at least $50, and is not otherwise subject to the $100 minimum for subsequent investments. If the purchase falls on a weekend or holiday, the purchase will be made on the previous business day. Shareholders should note that if there is an Automated Investment Plan established for an account and the entire account is exchanged into another Fund, the Automatic Investment Plan must be renewed be the shareholder to the Transfer Agent. There is no obligation to make additional payments, and the plan may be terminated by the shareholder at any time. Termination requests must be received in writing at least 5 days prior to the regular draft date, or the drafts will not cease until the next cycle. The Transfer Agent may impose a charge for this service, although no such charge currently is contemplated. If a shareholder's order to purchase shares is cancelled due to non-payment (for example, "insufficient funds"), the shareholder will be responsible for reimbursing the Fund for any loss incurred by reason of such cancellation. A shareholder wishing to initiate the plan on a new or existing account must fill out an Automatic Investment Plan form, available on request.

HOW TO REDEEM SHARES

Shares are redeemed at the net asset value next determined after receipt by the Transfer Agent of proper written redemption instructions, subject to a 2% redemption fee imposed on redemptions of shares within six months of purchase.1 Additionally, the current charge for a wire transfer is $10 per wire. This is subject to change by the Transfer Agent at any time, without prior notification.

Redemption orders received in proper form by the Transfer Agent, or other Fund agent authorized to accept orders, before the close of trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time), will be priced at the net asset value determined on that day (with certain limited exceptions discussed in the Statement of Additional Information). Otherwise, Fund shares will be redeemed at the price determined as of the close of trading on the New York Stock Exchange on the next business day.

Redemption proceeds can be sent by check, electronic transfer, or bank wire. An electronic transfer can be processed only to bank checking and savings accounts. Before requesting an electronic transfer, shareholders should confirm that their financial institution can receive an electronic transfer. Currently, there is no charge to shareholders for processing an electronic transfer.

Shareholders may have redemption proceeds sent by bank wire, electronic transfer, or check to a
---------------------------
(1) These fees are paid to the Fund and are designed to reduce transaction costs and disruptive effects of short-term investments in the Fund. The redemption fee will be waived for company-sponsored retirement plans.

designated bank account by providing in writing the appropriate bank information to the Transfer Agent at the time of original application. If the investor wishes to change the predesignated account, this must be requested in writing with a signature guarantee (see "Signature Guarantee" below).

Redemptions from retirement accounts require a written request, with a signature guarantee, unless authorized under the Automatic Withdrawal Plan. Call the Transfer Agent for specific instructions on redemptions. For written redemption requests for an amount greater than $25,000, or a redemption request that directs proceeds to a party other than the registered account owner(s), all signatures must be guaranteed (see "Signature Guarantee.")

Because of market fluctuations, the amount a shareholder receives for shares redeemed may be more or less than the amount paid for them.

Redemption of shares, exchanges and redemptions under an Automatic Withdrawal Plan may result in taxable capital gains or losses.

Telephone Redemption Privilege. An investor may elect on the regular account application to authorize redemptions by telephone. This privilege will not be added to an account without written authorization to do so from the shareholder. A shareholder may then give instructions regarding redemptions by calling 800-548-4539. (The Telephone Redemption Privilege is not available for IRA or other retirement accounts.) Telephone requests received by the close of trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time), will be processed at the net asset value calculated that same day. During times of drastic economic or market conditions, the telephone redemption privilege may be difficult to implement. The Transfer Agent will make its best effort to accommodate shareholders when its telephone lines are used to capacity. Under these circumstances, a shareholder should consider using overnight mail to send a written redemption request.

Neither the Investment Company, the Transfer Agent, nor their respective affiliates, will be liable for complying with telephone instructions they reasonably believe to be genuine or for any loss, damage, cost or expense in acting on such telephone instructions. The affected shareholder(s) will bear the risk of any such loss. The Investment Company, the Transfer Agent, or both, will employ reasonable procedures to determine that telephone instructions are genuine. If the Investment Company and/or the Transfer Agent do not employ such procedures, they may be liable for losses due to unauthorized or fraudulent instructions. These procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of the transactions, and/or tape recording telephone instructions.

Automatic Withdrawal Plan. A shareholder may request redemptions of a specified dollar amount (minimum of $100) on either a monthly, quarterly, or yearly basis. Currently, there is no charge for this service. Redemptions by check will be made on the 15th and/or the last business day of the month. Redemptions mad by electronic transfer will be made on any date the shareholder chooses. Shareholders may also request automatic exchanges and transfers of a specified dollar amount. Exchanges and transfers will be made on any date the shareholder chooses. Because a redemption constitutes a liquidation of shares, the number of shares owned in the account will be reduced.

Automatic redemptions should not reduce the account below the minimum balance required (currently $1,500). If the redemption date falls on a weekend or holiday, the redemption will be made on the previous business day. Shareholders may terminate the Automatic Withdrawal Plan at any time with written notification received no later than five days before a scheduled payment date. When an exchange is made between Fremont Funds, shareholders must specify if they desire the automatic withdrawal option to be transferred to a new account opened by the exchange. As an account balance declines to the minimum permitted, the shareholder must advise the Transfer Agent if the automatic withdrawal feature is to be transferred to another account of the shareholder. Shareholders should note that if there is an Automatic Withdrawal Plan established for an account and the entire account is exchanged into another Fremont Fund, the automatic withdrawal option must be renewed by written request to the Transfer Agent. A shareholder wishing to initiate automatic redemptions must complete an Automatic Withdrawal Plan form available from the Transfer Agent.

Signature Guarantee. To better protect the Fund and shareholders' accounts, a signature guarantee is required for certain transactions. Signatures must be guaranteed by an "eligible guarantor institution" as defined in applicable regulations. Eligible guarantor institutions include banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. Signature guarantees will be accepted from any eligible guarantor institution which participates in a signature guarantee program. A notary public is not an acceptable guarantor.

Other Important Redemption Information. A request for redemption will not be processed until all of the documentation described above has been received by the Transfer Agent in proper form. A shareholder in doubt about what documents are required should contact the Transfer Agent.

Payment in redemption of shares is normally made within three business days after receipt by the Transfer Agent of a request in proper form, provided that payment in redemption of shares purchased by check or draft will be effected only after such check or draft has been collected. Although it is anticipated that this process will be completed in less time, it may take up to 10 days. Redemption proceeds will not be delayed when shares have been paid for by bank wire or where the account holds a sufficient number of shares already paid for with collected funds.

Except in extraordinary circumstances, payment for shares redeemed will be made promptly after receipt of a redemption request, if in good order, but not later than seven calendar days after the redemption request is received in proper form. Requests for redemption which are subject to any special conditions or which specify an effective date other than as provided herein cannot be accepted.

The Fund reserves the right to redeem the shares in a shareholder's account (other than a retirement plan account) if the balance is reduced to less than $1,500 in net asset value through redemptions or other action by the shareholder. Notice will be given to the shareholder at least 30 days prior to the date fixed for such redemption, during which time the shareholder may increase its holdings to an aggregate amount of $1,500 or more (with a minimum purchase of $100 or more). This minimum balance may be waived at the sole discretion of the Advisor.

Redemption In Kind. The Investment Company reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by the Fund and valued as they are for purposes of computing the Fund's net asset value (a redemption in kind). If payment is made in securities, a shareholder may incur transaction expenses in converting these securities into cash.

Transfer Agent. The Advisor is the transfer agent for the Funds and has engaged State Street Bank and Trust Company, c/o NFDS, P.O. Box 419343, Kansas City, Missouri, 64141, to serve as Sub-Transfer and Dividend Disbursing Agent and shareholder service agent. State Street Bank and Trust Company has contracted with National Financial Data Services to serve as shareholder servicing agent. A depository account has been established at United Missouri Bank of Kansas City ("United Missouri Bank") through which all payments for the funds will be processed.

RETIREMENT PLANS

Shares of the Fund may be purchased in connection with various tax-deferred retirement plans. These include IRAs; SEP-IRAs; SIMPLE IRAs; Roth IRAs, Qualified Retirement Plans for self-employed persons and their employees; corporate pension and profit-sharing plans; and Section 403(b) Plans, which are deferred compensation arrangements for employees of public schools and certain charitable organizations. Forms for establishing IRAs, SEP-IRAs, SIMPLE IRAs, Roth IRAs, and Qualified Retirement Plans are available through the Investment Company, as are forms for corporate Pension and Profit-Sharing plans. Please contact the Investment Company for more information about establishing these accounts. In accordance with industry practice, there may be an annual account charge for participation in these plans. Information regarding these charges is available from the Investment Company.

Retirement plan participants may receive additional services related to their plan at no extra cost to any shareholder.

DIVIDENDS, DISTRIBUTIONS AND FEDERAL INCOME TAXATION

The Fund has qualified, and intends to continue to qualify to be treated as a "regulated investment company" under Sub-chapter M of the Internal Revenue Code (the "Code"). For any tax year in which the Fund so qualifies and meets certain other distribution requirements, it will not incur a federal tax liability. Such qualification under the Code requires a Fund to diversify its investments so that, at the end of each fiscal quarter, (i) at least 50 % of the market value of the Fund's assets is represented by cash, U.S. government securities, securities of other regulated investment companies, and other securities, limited, in respect to any one issuer, to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer, and
(ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.

The Fund intends to distribute substantially all of its net investment income and short term net realized capital gains, if any, once each year in October.

The Fund intends to distribute substantially all of its long term net realized capital gains, if any, at the end of the calendar year (on or about December
15). Dividend and capital gain distributions, if any, may be reinvested in additional shares at net asset value on the day of reinvestment, or may be received in cash. All dividends and distributions are taxable to a shareholder (except tax-exempt shareholders who have not borrowed to acquire their shares) whether or not they are reinvested in shares of the Fund. Any long-term or mid-term capital gain distributions are taxable to shareholders as long-term or mid-term capital gains, respectively, regardless of how long shareholders have held Fund shares. The maximum capital gains rate for individuals is 28% with respect to assets held for more than 12 months, but not more than 18 months, and 20% with respect to assets held more than 18 months. The maximum capital gains rate for corporate shareholders is the same as the maximum tax rate for ordinary income. Distributions of short-term capital gains will be subject to the tax as ordinary income.

Shareholders may elect:

* to have all dividends and capital gain distributions automatically reinvested in additional shares; or

* to receive income dividends and short-term capital gain distributions in cash and accept long-term capital gain distributions in additional shares; or

* to receive all  distributions  of income dividend and capital gain in cash; or

* to invest all dividend and capital gain distributions in another Fremont Fund owned through an identically registered account.

Automatic reinvestments will be at net asset value on the day of reinvestment. If no election is made by a shareholder, all dividends and capital gain distributions will be automatically reinvested. These elections may be changed by the shareholder at any time, but to be effective for a particular dividend or capital gain distribution, the election must be received by the Transfer Agent approximately 5 business days prior to the payment date to permit the change to be entered into the shareholder account. The federal income tax status of dividends and capital gain distributions is the same whether taken in cash or reinvested in shares.

Dividends and capital gains generally are taxable to shareholders at the time they are paid. However, dividends or capital gains declared in October, November or December by the Fund and paid in January are taxable as if paid in December. The Fund will provide to its shareholders federal tax information annually by January 31, including information about dividends and distributions paid during the year.

If a shareholder has not furnished a certified correct taxpayer identification number (generally a Social Security number) and has not certified that withholding does not apply, or if the Internal

Revenue Service has notified the Fund that the taxpayer identification number listed on the account is incorrect according to their records or that the shareholder is subject to backup withholding, federal law generally requires the Fund to withhold 31% from any dividends and/or redemption proceeds (including exchange redemptions) to the shareholder. Amounts withheld are applied to the shareholder's federal tax liability; a refund may be obtained from the Internal Revenue Service if withholding results in overpayment of taxes. A shareholder should contact the Transfer Agent if the shareholder is uncertain whether a proper taxpayer identification number is on file with the Transfer Agent. Federal law also requires the Fund to withhold 30%, or the applicable tax treaty rate, from ordinary dividends (which includes short term capital gains) paid to certain nonresident alien, non-U.S. partnership and non-U.S. corporation shareholder accounts. Long-term capital gains distributions may also be subject to this withholding.

Dividends and interest from foreign issuers earned by the Fund may give rise to withholding and other taxes imposed by foreign countries, generally at rates from 10% to 40%. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by non-resident investors. Except as indicated below, to the extent that the Fund does pay foreign withholding or other foreign taxes on certain of its investments, investors will not be able to deduct their pro rata shares of such taxes in computing their taxable income nor be able to take their shares of such taxes as a credit against U.S. income taxes.

If more than 50% of the value of the Fund's total assets at the close of its fiscal year consist of securities of foreign corporations, the Fund may elect to "pass through" to its shareholders the amount of foreign taxes paid. If this election is made, the shareholders of the Fund will be required to include in their federal income tax returns as gross income their respective pro rata portions of foreign taxes paid by the Fund, to treat such amounts as foreign taxes paid by them, and to deduct such respective pro rata portions in computing their taxable incomes, or, alternatively, to use them as foreign tax credits, (subject to certain limitations) against their U.S. income taxes. The Fund will report annually to its shareholders the amount per share of such withholding, if any. The foregoing is a brief discussion of certain federal income tax considerations. Please see "Taxes-Mutual Funds" in the Statement of Additional Information for further information regarding the tax implications of an investment in the Fund.

PLAN OF DISTRIBUTION

Pursuant to Rule 12b-1 under the 1940 Act, the Fund has adopted a plan of distribution (the "Plan") under which the Fund may directly compensate the Advisor, paying for certain distribution-related expenses, including payments to securities dealers and others (including the Underwriter) who are engaged in promoting the sale of shares of the Fund and who may be advising investors regarding the purchase, sale, or retention of such shares; expenses of maintaining personnel who engage in or support distribution of shares or who render shareholder support services not otherwise provided by the Advisor or the Transfer Agent; expenses of formulating and implementing marketing and promotional activities, including direct mail promotions and mass media advertising; expenses of preparing, printing, and distributing sales literature, prospectuses, statements of additional information, and reports for recipients other than existing shareholders of the Fund; expenses of obtaining such information, analyses, and reports with respect to marketing and promotional activities as the Investment Company may, from time to time, deem advisable; and other expenses related to the distribution of the Fund's shares.

The annual  limitation for  compensation to the Advisor  pursuant to the Plan is
 .25% of the Fund's average daily net assets. All payments will be reviewed by the Fund's Board of Directors. However, it is possible that in certain periods, the amount of the Advisor's compensation could exceed the Advisor's distribution expenses resulting in a profit to the Advisor. If the Plan is terminated by the Fund in accordance with its terms, the Fund will not be required to make any payments for expenses incurred by the Advisor after the date the Plan terminates.

CALCULATION OF NET ASSET VALUE

The Fund's net asset value per share is computed by dividing the value of the securities held by the Fund, plus any cash or other assets (including interest accrued and dividends declared but not yet received) minus all liabilities (including accrued expenses), by the total number of shares outstanding at such time. There is no sales charge in connection with purchases of Fund shares.2

The Fund will calculate its net asset value and complete orders to purchase, exchange or redeem shares on a Monday through Friday basis when the New York Stock Exchange is open. Investments, including options, are stated at value based on recorded closing sales on a national securities exchange or, in the absence of a recorded sale, at the mean between the last reported bid and asked prices or at fair value pursuant to procedures approved by the Board of Directors. Short-term notes and similar securities are included in investments at amortized cost, which approximates value. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges or the most recent price available where no closing value is available. The Fund's portfolio may include securities which trade primarily on non-U.S. exchanges or otherwise in non-U.S. markets. Because of time zone differences, the prices of these securities, as used for net asset value calculations, may be established substantially in advance of the close of the New York Stock Exchange. Foreign securities may also trade on days when the New York Stock Exchange is closed (such as a Saturday). The net asset value of the Fund, to the extent that it holds securities valued on foreign markets, may vary during periods when the New York Stock Exchange is closed. As a result, the value of the Fund's portfolio may be affected significantly by such trading on days when a shareholder has no access to the Fund. For further information, see "How to Invest," "How to Redeem Shares" and "Exchanges Between Funds" in this Prospectus, and "How to Invest" and "Other Investment and Redemption Services" in the "Statement of Additional Information."

The net asset value of the Fund will be determined as of the close of the regular session of the New
----------------
(2) A redemption fee is imposed on any investments redeemed within six months of purchase. These fees are paid to the Fund.

York Stock Exchange. The shares of the Fund are offered at net asset value without a sales charge. Purchase, redemption and exchange orders received in proper form by the Transfer Agent or other Fund agent authorized to accept orders, before the close of trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time), will be priced at the net asset value next determined on that day (with certain limited exceptions discussed in the Statement of Additional Information). Otherwise, orders received by the Transfer Agent or other Fund agent authorized to accept orders, will be entered at the next calculated net asset value.

EXECUTION OF PORTFOLIO TRANSACTIONS

Orders for the Fund's portfolio securities transactions are placed by the Advisor and/or Sub-Advisor. The Advisor and/or Sub- Advisor strive to obtain the best available prices in the Fund's portfolio transactions, taking into account the costs and promptness of executions. Subject to this policy, transactions may be directed to those broker-dealers who provide research, statistical and other information to the Fund, the Advisor and/or Sub-Advisor, or who provide assistance with respect to the distribution of Fund shares. There is no agreement or commitment to place orders with any broker-dealer.

Debt securities are generally traded on a "net" basis with a dealer acting as principal for its own account without a stated commission, although the price of the security usually includes a profit to the dealer. Government securities issued by the United States and other countries and money market securities in which the Fund may invest are generally traded in the over-the-counter ("OTC") markets. In underwritten offerings, securities usually are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, securities may be purchased directly from an issuer, in which case no commissions or discounts are paid. Dealers may receive commissions on futures, currency and options transactions. Commissions or discounts in foreign securities exchanges or OTC markets typically are fixed and generally are higher than those in U.S. securities exchanges or OTC markets. There is generally less government supervision and regulation of foreign exchanges and brokers than in the United States Foreign security settlements may, in some instances, be subject to delays and related administrative uncertainties.

Subject to the requirements of the 1940 Act and procedures adopted by the Board of Directors, the Fund may execute portfolio transactions through any broker or dealer and pay brokerage commissions to a broker which is an affiliated person of the Investment Company, the Advisor or the Sub-Advisor, or an affiliated person of such person.

GENERAL INFORMATION

The Investment Company, organized as a Maryland corporation on July 13, 1988, is a fully managed, open-end investment company. Currently, the Investment Company has authorized several series of capital stock with equal dividend and liquidation rights within each series. Investment Company shares are entitled to one vote per share (with proportional voting for fractional shares) and are freely transferable. Shareholders have no preemptive or conversion rights. Shares may be voted in the election of directors and on other matters submitted to the vote of shareholders. As permitted by Maryland law, there normally will be no annual meeting of shareholders in any year, except as required under the 1940 Act. The 1940 Act requires that a meeting be held within 60 days in the event that less than a majority of the directors holding office has been elected by shareholders. Directors shall continue to hold office until their successors are elected and have qualified. Investment Company shares do not have cumulative voting rights, which means that the holders of a majority of the shares voting for the election of directors can elect all of the directors. Shareholders holding 10% of the outstanding shares may call a meeting of shareholders for any purpose, including that of removing any director. A director may be removed upon a majority vote of the shareholders qualified to vote in the election. The 1940 Act requires the Investment Company to assist shareholders in calling such a meeting.

On any matter submitted to a vote of shareholders, such matter shall be voted by the Fund's shareholders separately when the matter affects the specific interest of the Fund (such as approval of the Advisory Agreement with the Advisor and the Portfolio Management Agreement with the Sub-Advisor) except in matters where a vote of all series in the aggregate is required by the 1940 Act or otherwise.

Pursuant to the Articles of Incorporation, the Investment Company may issue ten billion shares. This amount may be increased or decreased from time to time in the discretion of the Board of Directors. Each share of a series represents an interest in that series only, has a par value of $0.0001 per share, represents an equal proportionate interest in that series with other shares of that series and is entitled to such dividends and distributions out of the income earned on the assets belonging to that series as may be declared at the discretion of the Board of Directors. Shares of a series when issued are fully paid and are non-assessable. The Board of Directors may, at its discretion, establish and issue shares of additional series of the Investment Company.

Stephen D. Bechtel, Jr., and members of his family, including trusts for family members, due to their shareholdings, may be considered controlling persons of the Fund under applicable Securities and Exchange Commission regulations.

TELEPHONE NUMBERS AND ADDRESSES

To make an initial purchase:

1. By mail:
   Fremont Mutual Funds, Inc.
   c/o National Financial Data Services
   P.O. Box 419343
   Kansas City, MO 64141-6343

   Street address:
   1004 Baltimore Avenue
   Kansas City, MO 64105

2. By wire:

Please call the Transfer Agent at 800-548-4539 (press 2) to obtain an account number and detailed instructions.

To make a subsequent purchase:

Include shareholder name and account number. Use the same instructions for initial purchase.

To redeem shares:

1. By mail: same instructions as above for purchase by mail. Redemptions greater than $25,000 or payments to a party or address other than registered on the account require a signature guarantee. See "Signature Guarantees."

2. By telephone: 800-548-4539
   Requires prior selection of telephone redemption option.

For further copies of this Prospectus, the Statement of Additional Information, and details of automatic investment, retirement and automatic withdrawal plans, please contact:

  Fremont Mutual Funds, Inc.
  50 Beale Street, Suite 100
  San Francisco, CA 94105
  800-548-4539

Fremont Mutual Funds, Inc.

Fremont Money Market Fund
Fremont Bond Fund
Fremont California Intermediate Tax-Free Fund
Fremont Global Fund
Fremont Growth Fund
Fremont International Growth Fund
Fremont U.S. Small Cap Fund
Fremont International Small Cap Fund
Fremont Emerging Markets Fund
Fremont U.S. Micro-Cap Fund
Fremont Real Estate Securities Fund
Fremont Select Fund

For more information on the Fremont Mutual Funds please call 800-548-4539 or write to:

Fremont Mutual Funds
50 Beale Street, Suite 100
San Francisco, CA 94105

Advisor/Transfer Agent

Fremont Investment Advisors, Inc.
333 Market Street, Suite 2600
San Francisco, CA 94105

Sub-Transfer Agent

Mailing Address:

National Financial Data Services
P.O. Box 419343
Kansas City, MO 64141-6343
800-548-4539 (press 2)

Street Address:

National Financial Data Services
1004 Baltimore Avenue
Kansas City, MO 64105

Custodian

The Northern Trust Company
50 South Lasalle Street
Chicago, IL 60675

Legal Counsel

Paul, Hastings, Janofsky & Walker LLP
345 California Street, 29th Floor
San Francisco, CA 94104

Auditors

Coopers & Lybrand, L.L.P.
333 Market Street
San Francisco, CA 94105

No dealer, salesman or other person has been authorized to give any information or to make any representation not contained in this Prospectus and, if given or made, such information or representation must not be relied upon as having been authorized by the Funds or the Advisor. This Prospectus does not constitute an offer to sell or a solicitation of any offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful to make such offer in such jurisdiction.

                           FREMONT MUTUAL FUNDS, INC.


                            Fremont Money Market Fund
                                Fremont Bond Fund
                       Fremont Real Estate Securities Fund
                               Fremont Global Fund
                              Fremont Growth Fund
                       Fremont International Growth Fund
                      Fremont International Small Cap Fund
                               Fremont Select Fund
                           Fremont U.S. Small Cap Fund
                         Fremont Emerging Markets Fund
                          Fremont U.S. Micro-Cap Fund
                  Fremont California Intermediate Tax-Free Fund

                             Toll-Free: 800-548-4539

                                     Part B

                       Statement of Additional Information


       This Statement of Additional Information concerning Fremont Mutual Funds, Inc. (the "Investment Company") is not a prospectus for the Investment Company. This Statement supplements the Prospectus for the Investment Company dated March 1, 1998, and should be read in conjunction with the Prospectus. Copies of the Prospectus are available without charge by calling the Investment
                   Company at the phone number printed above.

        This Statement of Additional Information is dated March 1, 1998, as amended on June __, 1998.

                                TABLE OF CONTENTS


                                                                            Page


Introduction To The Funds......................................................x

Investment Objectives, Policies And Risk Considerations.......................xx

The Funds (Including The Fremont Money Market Fund) Generally.................xx

Investment Restrictions.......................................................xx

Investment Company Directors And Officers.....................................xx

Investment Advisory And Other Services........................................xx

Plan Of Distribution (U.S. Small Cap Fund, Real Estate Securities Fund,
 Select Fund and Emerging Markets Fund only)..................................xx

Execution Of Portfolio Transactions...........................................xx

How To Invest.................................................................xx

Other Investment And Redemption Services......................................xx

Taxes - Mutual Funds .........................................................xx

Additional Information .......................................................xx

Investment Results............................................................xx

Information About Fremont Investment Advisors.................................xx

Appendix A: Description Of Ratings ...........................................xx

Appendix B: Annual Report.....................................................xx
                                       (i)

INVESTMENT OBJECTIVES, POLICIES AND RISK CONSIDERATIONS

The descriptions below are intended to supplement the material in the Prospectus under "Investment Objectives, Policies and Risk Considerations" and "General Investment Policies."

Fremont Bond Fund, Fremont Real Estate Securities Fund, Fremont Global Fund, Fremont Growth Fund, Fremont International Growth Fund, Fremont International Small Cap Fund, Fremont Select Fund, Fremont U.S. Small Cap Fund, Fremont Emerging Markets Fund and Fremont U.S. Micro-Cap Fund:

Writing Covered Call Options. The Fremont Bond Fund (formerly the Fremont Income
Fund), the Fremont Real Estate Securities Fund, the Fremont Global Fund (formerly the Fremont Multi-Asset Fund), the Fremont Growth Fund (formerly the Fremont Equity Fund), the Fremont International Growth Fund, the Fremont International Small Cap Fund, the Fremont Select Fund, the Fremont U.S. Small Cap Fund, the Fremont Emerging Markets Fund and the Fremont U.S. Micro-Cap Fund (collectively, the "Funds") may write (sell) " covered" call options and purchase options to close out options previously written by the Funds. The purpose of writing covered call options is to generate additional premium income for the Funds. This premium income will serve to enhance the Funds' total returns and will reduce the effect of any price decline of the security or currency involved in the option. Covered call options will generally be written on securities and currencies which, in the opinion of Fremont Investment Advisors, Inc. (the " Advisor") or a Fund's sub-advisor ("Sub-Advisor"), are not expected to make any major price moves in the near future but which, over the long term, are deemed to be attractive investments for the Funds.

A call option gives the holder (buyer) the "right to purchase" a security or currency at a specified price (the exercise price) at any time until a certain date (the expiration date). So long as the obligation of the writer of a call option continues, he may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring him to deliver the underlying security or currency against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by purchasing an option identical to that previously sold. To secure his obligation to deliver the underlying security or currency in the case of a call option, a writer is required to deposit in escrow the underlying security or currency or other assets in accordance with the rules of the Options Clearing Corporation. The Funds will write only covered call options. This means that each Fund will only write a call option on a security, index, or currency which that Fund already, effectively, owns or has the right to acquire without additional cost.

Portfolio securities or currencies on which call options may be written will be purchased solely on the basis of investment considerations consistent with each Fund's investment objectives. The writing of covered call options is a conservative investment technique believed to involve relatively little risk (in contrast to the writing of naked or uncovered options, which no Fund will do), but capable of enhancing a Fund's total return. When writing a covered call option, a Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security or currency above the exercise price, but conversely retains the risk of loss should the price of the security or currency decline. Unlike one who owns securities or currencies not subject to an option, a Fund has no control over when it may be required to sell the underlying securities or currencies, since it may be assigned an exercise notice at any time prior to the expiration of its obligation as a writer. If a call option which the Fund involved has written expires, that Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security or currency during the option period. If the call option is exercised, the Fund involved will realize a gain or loss from the sale of the underlying security or currency. The security or currency covering the call will be maintained in a separate account by that Fund's custodian. No Fund will consider a security or currency covered by a call to be "pledged" as that term is used in its policy which limits the pledging or mortgaging of its assets.

The premium received is the market value of an option. The premium a Fund will receive from writing a call option will reflect, among other things, the current market price of the underlying security or currency, the relationship of the exercise price to such market price, the historical price volatility of the underlying security or currency, and the length of the option period. Once the decision to write a call option has been made, the Advisor or Sub-Advisor, in determining whether a particular call option should be written on a particular security or currency, will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options. The premium received by a Fund for writing covered call options will be recorded as a liability in that Fund's statement of assets and liabilities. This liability will be adjusted daily to the option's current market value, which will be the latest sales price at the time at which the net asset value per share of that Fund is computed (close of the regular trading session of the New York Stock Exchange), or, in the absence of such sale, the latest asked price. The liability will be extinguished upon expiration of the option, the purchase of an identical option in a closing transaction, or delivery of the underlying security or currency upon the exercise of the option.

Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security or currency from being called, or to permit the sale of the underlying security or currency. Furthermore, effecting a closing transaction will permit a Fund to write another call option on the underlying security or currency with either a different exercise price or expiration date or both. If a Fund desires to sell a particular security or currency from its portfolio on which it has written a call option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security or currency. There is, of course, no assurance that the Fund involved will be able to effect such closing transactions at a favorable price. If a Fund cannot enter into such a transaction, it may be required to hold a security or currency that it might otherwise have sold, in which case it would continue to be at market risk with respect to the security or currency. The Fund involved will pay transaction costs in connection with the writing of options to close out previously written options. Such transaction costs are normally higher than those applicable to purchases and sales of portfolio securities.

Call options written by the Funds will normally have expiration dates of less than nine months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities or currencies at the time the options are written. From time to time, a Fund may purchase an underlying security or currency for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering such security or currency from its portfolio. In such cases, additional costs will be incurred.

A Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security or currency, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security or currency owned by the Fund involved.

Federal Income Tax Treatment of Covered Call Options. Expiration of an option or entry into a closing purchase transaction will result in capital gain or loss. If the option was "in-the-money" (i.e., the option strike price was less than the market value of the security or currency covering the option) at the time it was written, any gain or loss realized as a result of the closing purchase transaction will be long-term capital gain or loss if the security or currency covering the option was held for more than 18 months prior to the writing of the option. The holding period of the securities or currencies covering an "in-the-money" option will not include the period of time the option is outstanding. If the option is exercised, a Fund will realize a gain or loss from the sale of the security or currency covering the call option, and in determining such gain or loss the premium will be included in the proceeds of the sale.

If a Fund writes options other than "qualified covered call options," as defined in the Internal Revenue Code of 1986, as amended (the "Code"), any losses on such options transactions, to the extent they do not exceed the unrealized gains on the securities or currencies covering the options, may be subject to deferral until the securities or currencies covering the options have been sold. In addition, any options written against securities other than bonds or currencies will be considered to have been closed out at the end of the Fund's fiscal year; and any gains or losses will be recognized for tax purposes at that time. Under Code Section 1256, such gains or losses would be characterized as 60% long-term capital gain or loss and 40% short-term capital gain or loss. Code Section 988 may also apply to currency transactions. Under Section 988, each foreign currency gain or loss is generally computed separately and treated as ordinary income or loss. In the case of overlap between Sections 1256 and 988, special provisions determine the character and timing of any income, gain, or loss. Each Fund will attempt to monitor Section 988 transactions to avoid an adverse tax impact.

Writing Covered Put Options. The Funds may write covered put options. A put option gives the purchaser of the option the right to sell, and the writer (seller) has the obligation to buy, the underlying security or currency at the exercise price during the option period. So long as the obligation of the writer continues, the writer may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring the writer to make payment of the exercise price against delivery of the underlying security or currency. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options.

The Funds may write put options only on a covered basis, which means that a Fund would maintain in a segregated account cash and liquid securities in an amount not less than the exercise price at all times while the put option is outstanding. (The rules of the Clearing Corporation currently require that such assets be deposited in escrow to secure payment of the exercise price.) A Fund would generally write covered put options in circumstances where the Advisor or Sub-Advisor wishes to purchase the underlying security or currency for that Fund's portfolio at a price lower than the current market price of the security or currency. In such event the Fund would write a put option at an exercise price which, reduced by the premium received on the option, reflects the lower price it is willing to pay. Since a Fund would also receive interest on debt securities or currencies maintained to cover the exercise price of the option, this technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying security or currency would decline below the exercise price less the premiums received.

Purchasing Put Options. The Funds may purchase put options. As the holder of a put option, a Fund has the right to sell the underlying security or currency at the exercise price at any time during the option period. Such Fund may enter into closing sale transactions with respect to such options, exercise them, or permit them to expire. A Fund may purchase put options for defensive purposes in order to protect against an anticipated decline in the value of its securities or currencies. An example of such use of put options is provided below.

The Funds may purchase a put option on an underlying security or currency (a "protective put") owned as a defensive technique in order to protect against an anticipated decline in the value of the security or currency. Such hedge protection is provided only during the life of the put option when a Fund, as the holder of the put option, is able to sell the underlying security or currency at the put exercise price regardless of any decline in the underlying security's market price or currency's exchange value. For example, a put option may be purchased in order to protect unrealized appreciation of a security or currency where the Advisor or Sub-Advisor deems it desirable to continue to hold the security or currency because of tax considerations. The premium paid for the put option and any transaction costs would reduce any capital gain otherwise available for distribution when the security or currency is eventually sold.

The Funds may also purchase put options at a time when a Fund does not own the underlying security or currency. By purchasing put options on a security or currency it does not own, a Fund seeks to benefit from a decline in the market price of the underlying security or currency. If the put option is not sold when it has remaining value, and if the market price of the underlying security or currency remains equal to or greater than the exercise price during the life of the put option, the Fund involved will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security or currency must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

A Fund will commit no more than 5% of its assets to premiums when purchasing put options. The premium paid by such Fund when purchasing a put option will be recorded as an asset in that Fund's statement of assets and liabilities. This asset will be adjusted daily to the option's current market value, which will be the latest sale price at the time at which that Fund's net asset value per share is computed (close of trading on the New York Stock Exchange), or, in the absence of such sale, the latest bid price. The asset will be extinguished upon expiration of the option, the selling (writing) of an identical option in a closing transaction, or the delivery of the underlying security or currency upon the exercise of the option.

Purchasing Call Options. The Funds may purchase call options. As the holder of a call option, a Fund has the right to purchase the underlying security or currency at the exercise price at any time during the option period. Each Fund may enter into closing sale transactions with respect to such options, exercise them, or permit them to expire. A Fund may purchase call options for the purpose of increasing its current return or avoiding tax consequences which could reduce its current return. A Fund may also purchase call options in order to acquire the underlying securities or currencies. Examples of such uses of call options are provided below.

Call options may be purchased by a Fund for the purpose of acquiring the underlying securities or currencies for its portfolio. Utilized in this fashion, the purchase of call options enables the Fund involved to acquire the securities or currencies at the exercise price of the call option plus the premium paid. At times the net cost of acquiring securities or currencies in this manner may be less than the cost of acquiring the securities or currencies directly. This technique may also be useful to such Fund in purchasing a large block of securities that would be more difficult to acquire by direct market purchases. So long as it holds such a call option rather than the underlying security or currency itself, the Fund involved is partially protected from any unexpected decline in the market price of the underlying security or currency and in such event could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

Each Fund will commit no more than 5% of its assets to premiums when purchasing call options. A Fund may also purchase call options on underlying securities or currencies it owns in order to protect unrealized gains on call options previously written by it. A call option would be purchased for this purpose where tax considerations make it inadvisable to realize such gains through a closing purchase transaction. Call options may also be purchased at times to avoid realizing losses that would result in a reduction of such Fund's current return. For example, where a Fund has written a call option on an underlying security or currency having a current market value below the price at which such security or currency was purchased by that Fund, an increase in the market price could result in the exercise of the call option written by that Fund and the realization of a loss on the underlying security or currency with the same exercise price and expiration date as the option previously written.

Description of Futures Contracts. A Futures Contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (security or currency) for a specified price at a designated date, time and place. Brokerage fees are incurred when a Futures Contract is bought or sold and margin deposits must be maintained.

Although Futures Contracts typically require future delivery of and payment for financial instruments or currencies, the Futures Contracts are usually closed out before the delivery date. Closing out an open Futures Contract sale or purchase is effected by entering into an offsetting Futures Contract purchase or sale, respectively, for the same aggregate amount of the identical type of financial instrument or currency and the same delivery date. If the offsetting purchase price is less than the original sale price, the Fund involved realizes a gain; if it is more, that Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Fund involved realizes a gain; if it is less, that Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If a Fund is not able to enter into an offsetting transaction, that Fund will continue to be required to maintain the margin deposits on the Contract.

As an example of an offsetting transaction in which the financial instrument or currency is not delivered, the contractual obligations arising from the sale of one Contract of September Treasury Bills on an exchange may be fulfilled at any time before delivery of the Contract is required (e.g., on a specified date in September, the "delivery month") by the purchase of one Contract of September Treasury Bills on the same exchange. In such instance the difference between the price at which the Futures Contract was sold and the price paid for the offsetting purchase, after allowance for transaction costs, represents the profit or loss to the Fund involved.

The Funds may enter into interest rate, S&P Index (or other major market index), or currency Futures Contracts as a hedge against changes in prevailing levels of stock values, interest rates, or currency exchange rates in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by such Fund. A Fund's hedging may include sales of Futures as an offset against the effect of expected increases in currency exchange rates, purchases of such Futures as an offset against the effect of expected declines in currency exchange rates, and purchases of Futures in anticipation of purchasing underlying index stocks prior to the availability of sufficient assets to purchase such stocks or to offset potential increases in the prices of such stocks. When selling options or Futures Contracts, a Fund will segregate cash and liquid securities to cover any related liability.

The Funds will not enter into Futures Contracts for speculation and will only enter into Futures Contracts which are traded on national futures exchanges and are standardized as to maturity date and underlying financial instrument. The principal Futures exchanges in the United States are the Board of Trade of the City of Chicago and the Chicago Mercantile Exchange. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission. Futures are also traded in various overseas markets.

Although techniques other than sales and purchases of Futures Contracts could be used to reduce a Fund's exposure to currency exchange rate fluctuations, a Fund may be able to hedge its exposure more effectively and perhaps at a lower cost through using Futures Contracts.

A Fund will not enter into a Futures Contract if, as a result thereof, more than 5% of the Fund's total assets (taken at market value at the time of entering into the contract) would be committed to "margin" (down payment) deposits on such Futures Contracts.

A Stock Index contract such as the S&P 500 Stock Index Contract, for example, is an agreement to take or make delivery at a specified future date of an amount of cash equal to $500 multiplied by the difference between the value of the Stock Index at purchase and at the close of the last trading day of the contract. In order to close long positions in the Stock Index contracts prior to their settlement date, the Fund will enter into offsetting sales of Stock Index contracts.

Using Stock Index contracts in anticipation of market transactions involves certain risks. Although a Fund may intend to purchase or sell Stock Index contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for the contracts at any particular time. In addition, the price of Stock Index contracts may not correlate perfectly with the movement in the Stock Index due to certain market distortions. Due to the possibility of price distortions in the futures market and because of the imperfect correlation between movements in the Stock Index and movements in the price of Stock Index contracts, a correct forecast of general market trends may not result in a successful anticipatory hedging transaction.

Futures Contracts Generally. Persons who trade in Futures Contracts may be broadly classified as "hedgers" and "speculators." Hedgers, such as the Funds, whose business activity involves investment or other commitments in debt securities, equity securities, or other obligations, use the Futures markets primarily to offset unfavorable changes in value that may occur because of fluctuations in the value of the securities and obligations held or expected to be acquired by them or fluctuations in the value of the currency in which the securities or obligations are denominated. Debtors and other obligors may also hedge the interest cost of their obligations. The speculator, like the hedger, generally expects neither to deliver nor to receive the financial instrument underlying the Futures Contract, but, unlike the hedger, hopes to profit from fluctuations in prevailing interest rates, securities prices, or currency exchange rates.

A public market exists in Futures Contracts covering foreign financial instruments such as U.K. Pound, Japanese Yen, and German Mark, among others. Additional Futures Contracts may be established from time to time as various exchanges and existing Futures Contract markets may be terminated or altered as to their terms or methods of operation.

The Funds' Futures transactions will be entered into for traditional hedging purposes; that is, Futures Contracts will be sold to protect against a decline in the price of securities or currencies that such Fund owns, or Futures Contracts will be purchased to protect that Fund against an increase in the price of securities or currencies it has a fixed commitment to purchase.

"Margin" with respect to Futures and Futures Contracts is the amount of funds that must be deposited by the Fund with a broker in order to initiate Futures trading and to maintain a Fund's open positions in Futures Contracts. A margin deposit ("initial margin") is intended to assure such Fund's performance of the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Contract is traded, and may be significantly modified from time to time by the exchange during the term of the Contract. Futures Contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the Contract being traded.

If the price of an open Futures Contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the Futures Contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin deposit ("margin variation"). However, if the value of a position increases because of favorable price changes in the Futures Contract so that the margin deposit exceeds the required margin, the broker will pay the excess to that Fund. In computing daily net asset values, that Fund will mark to market the current value of its open Futures Contracts. The Fund expects to earn interest income on its margin deposits.

The prices of Futures Contracts are volatile and are influenced, among other things, by actual and anticipated changes in interest rates, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

At best, the correlation between changes in prices of Futures Contracts and of the securities or currencies being hedged can be only approximate. The degree of imperfection of correlation depends upon circumstances such as: variations in speculative market demand for Futures and for securities or currencies, including technical influences in Futures trading; and differences between the financial instruments being hedged and the instruments underlying the standard Futures Contracts available for trading, with respect to interest rate levels, maturities, and creditworthiness of issuers. A decision of whether, when, and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or interest rate trends.

Because of the low margin deposits required, Futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a Futures Contract may result in immediate and substantial loss or gain to the investor. For example, if at the time of purchase, 10% of the value of the Futures Contract is deposited as margin, a subsequent 10% decrease in the value of the Futures Contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the Contract were closed out. Thus, a purchase or sale of a Futures Contract may result in losses in excess of the amount invested in the Futures Contract. However, a Fund would presumably have sustained comparable losses if, instead of the Futures Contract, it had invested in the underlying financial instrument and sold it after the decline. Furthermore, in the case of a Futures Contract purchase, in order to be certain that such Fund has sufficient assets to satisfy its obligations under a Futures Contract, the Fund involved segregates and commits to back the Futures Contract with money market instruments equal in value to the current value of the underlying instrument less the margin deposit.

Most United States Futures exchanges limit the amount of fluctuation permitted in Futures Contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a Futures Contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of Contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures Contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of Futures positions and subjecting some Futures traders to substantial losses.

Federal Tax Treatment of Futures Contracts. Except for transactions the Funds identified as hedging transactions, each Fund is required for federal income tax purposes to recognize as income for each taxable year its net unrealized gains and losses on Futures Contracts as of the end of the year as well as those actually realized during the year. Identified hedging transactions would not be subject to the mark to market rules and would result in the recognition of ordinary gain or loss. Otherwise, unless transactions in Futures Contracts are classified as part of a "mixed straddle," any gain or loss recognized with respect to a Futures Contract is considered to be 60% long-term capital gain or loss and 40% short-term capital gain or loss, without regard to the holding period of the Contract. In the case of a Futures transaction classified as a "mixed straddle," the recognition of losses may be deferred to a later taxable year.

Sales of Futures Contracts which are intended to hedge against a change in the value of securities or currencies held by a Fund may affect the holding period of such securities or currencies and, consequently, the nature of the gain or loss on such securities or currencies upon disposition.

In order for a Fund to continue to qualify for federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income, i.e., dividends, interest, income derived from loans of securities, and gains from the sale of securities or currencies. It is anticipated that any net gain realized from the closing out of Futures Contracts will be considered gain from the sale of securities or currencies and therefore be qualifying income for purposes of the 90% requirement.

The Funds will distribute to shareholders annually any net long-term capital gains which have been recognized for federal income tax purposes (including unrealized gains at the end of the Investment Company's fiscal year) on Futures transactions. Such distributions will be combined with distributions of capital gains realized on each Fund's other investments and shareholders will be advised of the nature of the payments.

Options on Interest Rate and/or Currency Futures Contracts, and with Respect to the Fremont Global Fund, Gold Futures Contracts. Options on Futures Contracts are similar to options on fixed income or equity securities or options on currencies except that options on Futures Contracts give the purchaser the right, in return for the premium paid, to assume a position in a Futures Contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell the Futures Contract, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's Futures margin account which represents the amount by which the market price of the Futures Contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the Futures Contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference on the expiration date between the exercise price of the option and the closing level of the securities or currencies upon which the Futures Contracts are based. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

As an alternative to purchasing call and put options on Futures, the Funds may purchase call and put options on the underlying securities or currencies, or with respect to the Global Fund, on gold or other commodities. Such options would be used in a manner identical to the use of options on Futures Contracts. To reduce or eliminate the leverage then employed by a Fund or to reduce or eliminate the hedge position then currently held by that Fund, the Fund involved may seek to close out an option position by selling an option covering the same securities or contract and having the same exercise price and expiration date.

Forward Currency and Options Transactions. A forward currency contract is an obligation to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. The Funds may either accept or make delivery of the currency at the maturity of the forward contract or, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. A Fund typically engages in forward currency transactions in anticipation of, or to protect itself against, fluctuations in exchange rates. The Fund might sell a particular currency forward, for example, when it wanted to hold bonds denominated in that currency but anticipated, and sought to be protected against, a decline in the currency against the U.S. dollar. Similarly, the Fund might purchase a currency forward to "lock in" the dollar price of securities denominated in that currency which it anticipated purchasing.

A put option gives the Fund, as purchaser, the right (but not the obligation) to sell a specified amount of currency at the exercise price until the expiration of the option. A call option gives the Fund, as purchaser, the right (but not the obligation) to purchase a specified amount of currency at the exercise price until its expiration. The Fund might purchase a currency put option, for example, to protect itself during the contract period against a decline in the dollar value of a currency in which it holds or anticipates holding securities. If the currency's value should decline against the dollar, the loss in currency value should be offset, in whole or in part, by an increase in the value of the put.

If the value of the currency instead should rise against the dollar, any gain to the Fund would be reduced by the premium it had paid for the put option. A currency call option might be purchased, for example, in anticipation of, or to protect against, a rise in the value against the dollar of a currency in which the Fund anticipates purchasing securities.

Currency options may be either listed on an exchange or traded  over-the-counter
(OTC). Listed options are third-party contracts (i.e., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation), and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. The Funds will not purchase an OTC option unless they believe that daily valuation for such option is readily obtainable.

THE FUNDS (INCLUDING THE FREMONT MONEY MARKET FUND) GENERALLY


Diversification. Each Fund, except for the Real Estate Securities Fund, the International Small Cap Fund, the Fremont Select Fund, and the Fremont Emerging Markets Fund, intends to operate as a "diversified" management investment company, as defined in the Investment Company Act of 1940 (the "1940 Act"). A "diversified" investment company means a company which meets the following requirements: At least 75% of the value of the company's total assets is represented by cash and cash items (including receivables), "Government Securities" (as defined below), securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than 5% of the value of the total assets of such management company and to not more than 10% of the outstanding voting securities of such issuer. "Government Securities" means securities issued or guaranteed as to principal or interest by the United States, or by a person controlled or supervised by and acting as an instrumentality of the Government of the United States pursuant to authority granted by the Congress of the United States.


The Fremont Real Estate Securities Fund, the Fremont Select Fund, and the Fremont Emerging Markets Fund are non-diversified funds and are not subject to the foregoing requirements.

Reverse Repurchase Agreements and Leverage. The Funds may enter into reverse repurchase agreements which involve the sale of a security by a Fund and its agreement to repurchase the security at a specified time and price. The Fund involved will maintain in a segregated account with its custodian cash, cash equivalents, or liquid securities in an amount sufficient to cover its obligations under reverse repurchase agreements with broker-dealers (but not with banks). Under the 1940 Act, reverse repurchase agreements are considered borrowings by a Fund; accordingly, each Fund will limit its investments in these transactions, together with any other borrowings, to no more than one-third of its total assets. The use of reverse repurchase agreements by a Fund creates leverage which increases the Fund's investment risk. If the income and gains on securities purchased with the proceeds of these transactions exceed the cost, a Fund's earnings or net asset value will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the costs, earnings or net asset value would decline faster than otherwise would be the case. If the 300% asset coverage required by the 1940 Act should decline as a result of market fluctuation or other reasons, a Fund may be required to sell some of its portfolio securities within three days to reduce the borrowings (including reverse repurchase agreements) and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. The Funds intend to enter into reverse repurchase agreements only if the income from the investment of the proceeds is greater than the expense of the transaction, because the proceeds are invested for a period no longer than the term of the reverse repurchase agreement.

Floating Rate and Variable Rate Obligations and Participation Interests. The Funds may purchase floating rate and variable rate obligations, including participation interests therein. Floating rate or variable rate obligations provide that the rate of interest is set as a specific percentage of a designated base rate (such as the prime rate at a major commercial bank) or is reset on a regular basis by a bank or investment banking firm to a market rate. At specified times, the owner can demand payment of the obligation at par plus accrued interest. Variable rate obligations provide for a specified periodic adjustment in the interest rate, while floating rate obligations have an interest rate which changes whenever there is a change in the external interest rate. Frequently banks provide letters of credit or other credit support or liquidity arrangements to secure these obligations. The quality of the underlying creditor or of the bank, as the case may be, must meet the minimum credit quality standards, as determined by the Advisor or Sub-Advisor, prescribed for the Funds by the Board of Directors with respect to counterparties in repurchase agreements and similar transactions.

The Funds may invest in participation interests purchased from banks in floating rate or variable rate obligations owned by banks. A participation interest gives a Fund an undivided interest in the obligation in the proportion that the Fund's participation interest bears to the total principal amount of the obligation, and provides a demand repayment feature. Each participation is backed by an irrevocable letter of credit or guarantee of a bank (which may be the bank issuing the participation interest or another bank). The bank letter of credit or guarantee must meet the prescribed investment quality standards for the Funds. A Fund has the right to sell the participation instrument back to the issuing bank or draw on the letter of credit on demand for all or any part of the Fund's participation interest in the underlying obligation, plus accrued interest.

Swap Agreements. The Funds may enter into interest rate, index, and currency exchange rate swap agreements for purposes of attempting to obtain a particular desired return at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. Commonly used swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding minimum or maximum levels.

The "notional amount" of the swap agreement is only a fictive basis on which to calculate the obligations which the parties to a swap agreement have agreed to exchange. Most swap agreements entered into by the Funds would calculate the obligations of the parties to the agreement on a "net basis." Consequently a Fund's obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). A Fund's obligations under a swap agreement will be accrued daily (offset against amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash, U.S. Government securities, or high grade debt obligations, to avoid any potential leveraging of the Fund's portfolio. A Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund's net assets.

Whether a Fund's use of swap agreements will be successful in furthering its investment objective will depend on the Advisor's or the Sub-Advisor's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements will be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Advisor or Sub-Advisor will cause a Fund to enter into swap agreements only with counterparties that would be eligible for consideration as repurchase agreement counterparties under a Fund's repurchase agreement guidelines. Certain restrictions imposed on the Funds by the Internal Revenue Code may limit the Funds' ability to use swap agreements. The swaps market is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

When-Issued Securities and Firm Commitment Agreements. A Fund may purchase securities on a delayed delivery or "when-issued" basis and enter into firm commitment agreements (transactions whereby the payment obligation and interest rate are fixed at the time of the transaction but the settlement is delayed). A Fund will not purchase securities the value of which is greater than 5% of its net assets on a when-issued or firm commitment basis, except that this limitation does not apply to the Fremont Bond Fund. A Fund, as purchaser, assumes the risk of any decline in value of the security beginning on the date of the agreement or purchase, and no interest accrues to the Fund until it accepts delivery of the security. A Fund will not use such transactions for leveraging purposes, and accordingly, will segregate cash, cash equivalents, or liquid securities in an amount sufficient to meet its payment obligations thereunder. Although these transactions will not be entered into for leveraging purposes, to the extent a Fund's aggregate commitments under these transactions exceed its holdings of cash and securities that do not fluctuate in value (such as short-term money market instruments), the Fund temporarily will be in a leveraged position (i.e., it will have an amount greater than its net assets subject to market risk). Should market values of a Fund's portfolio securities decline while the Fund is in a leveraged position, greater depreciation of its net assets would likely occur than were it not in such a position. As the Fund's aggregate commitments under these transactions increase, the opportunity for leverage similarly increases. A Fund will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet its obligations thereunder.

Commercial Bank Obligations. For the purposes of each Fund's investment policies with respect to bank obligations, obligations of foreign branches of U.S. banks and of foreign banks may be general obligations of the parent bank in addition to the issuing bank, or may be limited by the terms of a specific obligation and by government regulation. As with investment in non-U.S. securities in general, investments in the obligations of foreign branches of U.S. banks, and of foreign banks may subject the Funds to investment risks that are different in some respects from those of investments in obligations of domestic issuers. Although a Fund will typically acquire obligations issued and supported by the credit of U.S. or foreign banks having total assets at the time of purchase in excess of $1 billion, this $1 billion figure is not a fundamental investment policy or restriction of any Fund. For the purposes of calculating the $1 billion figure, the assets of a bank will be deemed to include the assets of its U.S. and non-U.S. branches.

Shares of Investment Companies. The Fund may invest some portion of its assets in shares of other no-load, open-end investment companies and closed-end investment companies to the extent that they may facilitate achieving the objective of the Fund or to the extent that they afford the principal or most practical means of access to a particular market or markets or they represent attractive investments in their own right. The percentage of Fund assets which may be so invested is not limited, provided that the Fund and its affiliates do not acquire more than 3% of the shares of any such investment company. The provisions of the 1940 Act may also impose certain restrictions on redemption of the Fund's shares in other investment companies. The Fund's purchase of shares of investment companies may result in the payment by a shareholder of duplicative management fees. The Advisor will consider such fees in determining whether to invest in other mutual funds. The Fund will invest only in investment companies which do not charge a sales load; however, the Fund may invest in such companies with distribution plans and fees, and may pay customary brokerage commissions to buy and sell shares of closed-end investment companies.

The return on the Fund's investments in investment companies will be reduced by the operating expenses, including investment advisory and administrative fees, of such companies. The Fund's investment in a closed-end investment company may require the payment of a premium above the net asset value of the investment company's shares, and the market price of the investment company thereafter may decline without any change in the value of the investment company's assets. The Fund, however, will not invest in any investment company or trust unless it is believed that the potential benefits of such investment are sufficient to warrant the payment of any such premium.

As an exception to the above, the Fund has the authority to invest all of its assets in the securities of a single open-end investment company with substantially the same fundamental investment objectives, restrictions, and policies as that of the Fund. The Fund will notify its shareholders prior to initiating such an arrangement.

Illiquid Securities. Each Fund (other than the Money Market Fund) may invest up to 15% of its net assets in all forms of "illiquid securities." The Money Market Fund may invest up to 10% of its net assets in "illiquid securities."

An investment is generally deemed to be "illiquid" if it cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which such securities are valued by the Fund. "Restricted" securities are securities which were originally sold in private placements and which have not been registered under the Securities Act of 1933 (the "1933 Act"). However, a market exists for certain restricted securities (for example, securities qualifying for resale to certain " qualified institutional buyers" pursuant to Rule 144A under the 1933 Act). Additionally, the Advisor and the Funds believe that a similar market exists for commercial paper issued pursuant to the private placement exemption of Section 4(2) of the 1933 Act. The Funds may invest without limitation in these forms of restricted securities if such securities are determined by the Advisor or Sub-Advisor to be liquid in accordance with standards established by the Investment Company's Board of Directors. Under these standards, the Advisor or Sub-Advisor must consider (a) the frequency of trades and quotes for the security, (b) the number of dealers willing to purchase or sell the security and the number of other potential purchasers, (c) any dealer undertaking to make a market in the security, and (d) the nature of the security and the nature of the marketplace trades (for example, the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer).

It is not possible to predict with accuracy how the markets for certain restricted securities will develop. Investing in restricted securities could have the effect of increasing the level of a Fund's illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities.



Municipal Securities

Municipal securities are issued by or on behalf of states, territories, and possessions of the United States and the District of Columbia and by their political subdivisions, agencies, and instrumentalities. The interest on these obligations is generally not includable in gross income of most investors for federal income tax purposes. Issuers of municipal obligations do not usually seek assurances from governmental taxing authorities with respect to the tax-free nature of the interest payable on such obligations. Rather, issuers seek opinions of bond counsel as to such tax status. See "Special Tax Considerations" below.

Municipal issuers of securities are not usually subject to the securities registration and public reporting requirements of the Securities and Exchange Commission and state securities regulators.

As a result, the amount of information available about the financial condition of an issuer of municipal obligations may not be as extensive as that which is made available by corporations whose securities are publicly traded.

The two principal classifications of municipal securities are general obligation securities and limited obligation (or revenue) securities. There are, in addition, a variety of hybrid and special types of municipal obligations as well as numerous differences in the financial backing for the payment of municipal obligations (including general fund obligation leases described below), both within and between the two principal classifications. Long-term municipal securities are typically referred to as "bonds and short-term municipal securities are typically called "notes."

Payments due on general obligation bonds are secured by the issuer's pledge of its full faith and credit including, if available, its taxing power. Issuers of general obligation bonds include states, counties, cities, towns and various regional or special districts. The proceeds of these obligations are used to fund a wide range of public facilities such as the construction or improvement of schools, roads and sewer systems.

The principal source of payment for a limited obligation bond or revenue bond is generally the net revenue derived from particular facilities financed with such bonds. In some cases, the proceeds of a special tax or other revenue source may be committed by law for use to repay particular revenue bonds. For example, revenue bonds have been issued to lend the proceeds to a private entity for the acquisition or construction of facilities with a public purpose such as hospitals and housing. The loan payments by the private entity provide the special revenue source from which the obligations are to be repaid.

Municipal Notes. Municipal notes generally are used to provide short-term capital funding for municipal issuers and generally have maturities of one year or less. Municipal notes of municipal issuers include tax anticipation notes, revenue anticipation notes and bond anticipation notes:

Tax Anticipation Notes are issued to raise working capital on a short-term basis. Generally, these notes are issued in anticipation of various seasonal tax revenues being paid to the issuer, such as property, income, sales, use and business taxes, and are payable from these specific future taxes.

Revenue Anticipation Notes are issued in anticipation of the receipt of non-tax revenue, such as federal revenues or grants.

Bond Anticipation Notes are issued to provide interim financing until long-term financing can be arranged. In most cases, long-term bonds are issued to provide the money for the repayment of these notes.

Commercial Paper. Issues of municipal commercial paper typically represent short-term, unsecured, negotiable promissory notes. Agencies of state and local governments issue these obligations in addition to or in lieu of notes to finance seasonal working capital needs or to provide interim construction financing and are paid from revenues of the issuer or are refinanced with long-term debt. In most cases, municipal commercial paper is backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or other institutions.

Lending of Portfolio Securities. For the purpose of realizing additional income, a Fund may make secured loans of portfolio securities amounting to not more than 33-1/3% of its net assets. Securities loans are made to broker-dealers or institutional investors pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the value of the securities lent marked to market on a daily basis. The collateral received will consist of cash, short-term U.S. Government securities, bank letters of credit, or such other collateral as may be permitted under a Fund's investment program and by regulatory agencies and approved by the Board of Directors. While the securities are being lent, a Fund will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. The Funds have a right to call each loan and obtain the securities on five business days' notice. The Funds will not have the right to vote equity securities while they are being lent, but it will call a loan in anticipation of any vote in which it seeks to participate.


Particular Risk Factors Relating to California Municipal Securities (Fremont California Intermediate Tax-Free Fund). Certain risks are associated with
California municipal securities in which the Fund predominantly will invest. This summarized information is based on information drawn from official statements and prospectuses relating to securities offerings of the state of California and various local agencies in California, available prior to the date of this Statement of Additional Information. While the Advisor has not independently verified such information, it has no reason to believe that such information is not correct in all material respects. In addition to this current information, future California constitutional amendments, legislative measures, executive orders, administrative regulations, and voter initiatives could have an adverse effect on the debt obligations of California issuers.

Certain debt obligations held by the Fund may be obligations of issuers who rely in whole or in substantial part on California state revenues for the continuance of their operations and the payment of their obligations. In recent efforts to assist California municipal issuers to raise revenues to pay their bond obligations, the California legislature has passed measures which have provided for the redistribution of California's General Fund surplus to local agencies, the reallocation of revenues to local agencies, and the assumption of certain local obligations by the state. It is not known whether additional revenue redistribution legislation will be enacted in the future or, if enacted, whether such legislation would provide sufficient revenue to allow such issuers to pay their obligations. To the extent local entities do not receive money from the state to pay for their operations and services, their ability to pay debt service on obligations held by the Fund may be impaired.

Certain debt obligations held by the Fund may be obligations of issuers who rely in whole or in part on ad valorem real property taxes, on property-related assessments, charges or fees, and on taxes such as utility user's taxes as sources of revenue. The California Constitution limits the taxing and spending powers of the state of California and its public agencies and, therefore, the ability of California issuers to raise revenues through taxation, and to spend such revenues over appropriations limits. Such limits may impair the ability of such issuers to make timely payment on their obligations.

Certain debt obligations held by the Fund may be obligations payable solely from lease payments on real property or personal property leased to the state, cities, counties, or their various public entities. California law requires that the lessee is not required to make lease payments during any period that it is denied use and occupancy of the property leased in proportion to such loss. Moreover, the lessee only agrees to include lease payments in its annual budget for the current fiscal year. In case of a default under the lease, the only remedy available against the lessee is that of reletting the property; no acceleration of lease payments is permitted. Each of these factors presents a risk that the lease financing obligations held by the Fund would not be paid in a timely manner.

Certain debt obligations held by the Fund may be obligations which are payable solely from the revenues of health care institutions. The method of reimbursement for indigent care, California's selective contracting with health care providers for such care, and selective contracting by health insurers for care of their own beneficiaries now in effect under California and federal law may adversely affect these revenues and, consequently, payment on those debt obligations.

Debt obligations payable solely from revenues of health care institutions may also be insured by the state of California pursuant to a mortgage insurance program operated by the Office of Statewide Health Planning and Development (the "Office"). If a default occurs on such insured debt obligations, the Office may either continue to make debt service payments on the obligations, or foreclose on the mortgage and request the State Treasurer to issue debentures payable from a reserve fund established under the insurance program or from unappropriated state funds. Reports and studies prepared most recently a decade ago indicated that the reserve fund was under-funded. Moreover, moneys in the reserve fund may be and have been reappropriated by the California Legislature for other purposes in the past, and the California legislature reserves the right to do so in the future. The Investment Company cannot predict what, if any, impact the underfunding of the reserve fund may have on such debt obligations.

Certain debt obligations held by the Fund may be obligations which are secured in whole or in part by a mortgage or deed of trust on real property. California has five principal statutory provisions which limit the remedies of a creditor secured by a mortgage or deed of trust. To limit the creditor's right to obtain a deficiency judgment, one limitation is based on the method of foreclosure, and the second on the type of debt secured. Under the former, a deficiency judgment is barred when the foreclosure is accomplished by means of nonjudicial trustee's sale. Under the latter, a deficiency judgment is barred when the foreclosed mortgage or deed of trust secures certain purchase money obligations. A third statutory provision, commonly known as the "one form of action" rule, requires creditors secured by real property to exhaust their real property security by foreclosure before bringing a personal action against the debtor. A fourth statutory provision limits any deficiency judgment obtained by a creditor secured by real property following a judicial sale of such property to the excess of the outstanding debt over the fair value of the property at the time of the sale, thus preventing the creditor from obtaining a large deficiency judgment against the debtor as a result of low bids at a judicial sale. Finally, a fifth statutory provision gives the debtor the right to redeem the real property from any judicial foreclosure sale as to which a deficiency judgment may be ordered against the debtor.

Upon the default of a mortgage or deed of trust with respect to California real property, the creditor's nonjudicial foreclosure rights under the power of sale contained in the mortgage or deed of trust are subject to the constraints imposed by California law upon transfers of title to real property by private power of sale. During the three-month period beginning with the filing of a formal notice of default, the debtor is entitled to reinstate the mortgage by making any overdue payments. Under standard loan servicing procedures, the filing of the formal notice of default does not occur unless at least three full monthly payments have become due and remain unpaid. The power of sale is exercised by posting and publishing a notice of sale for at least 20 days after expiration of the three-month reinstatement period. Therefore, the effective minimum period of foreclosing on a mortgage could be in excess of seven months after the initial default. Such time delays in collections could disrupt the flow of revenues available to an issuer for the payment of debt service on the outstanding obligations if such defaults occur with respect to a substantial number of mortgages or deeds of trust securing an issuer's obligations.

In addition, a court could find that there is sufficient involvement of the issuer in the nonjudicial sale of property securing a mortgage for such private sale to constitute "state action," and could hold that the private right-of-sale proceedings violate the due process requirements of the federal or state constitutions, consequently preventing an issuer from using the nonjudicial foreclosure remedy described above.

Certain debt obligations held by the Fund may be obligations which finance the acquisition of single-family home mortgages for low and moderate income mortgagors. These obligations may be payable solely from revenues derived from the home mortgages, and are subject to California's statutory limitations described above applicable to obligations secured by real property. Under California antideficiency legislation, there is no personal recourse against a mortgagor of a single family residence purchased with the loan secured by the mortgage, regardless of whether the creditor chooses judicial or nonjudicial foreclosure.

Under California law, mortgage loans secured by single-family, owner-occupied dwellings may be prepaid at any time. Prepayment charges on such mortgage loans may be imposed only with respect to voluntary prepayments made during the first five years during the term of the mortgage loan, and cannot in any event exceed six months' advance interest on the amount prepaid in excess of 20% of the original principal amount of the mortgage loan. This limitation could affect the flow of revenues available to an issuer for debt service on the outstanding debt obligations which finance such home mortgages.


Guaranteed Investment Contracts (Fremont Global Fund). The Global Fund may enter into agreements known as guaranteed investment contracts ("GICs") with banks and insurance companies. GICs provide to the Fund a fixed rate of return for a fixed period of time, similar to any fixed income security. While there is no ready market for selling GICs and they typically are not assignable, the Fund will only invest in GICs if the financial institution permits a withdrawal of the principal (together with accrued interest) after the Fund gives seven days' notice. Like any fixed income security, if market interest rates at the time of such withdrawal have increased from the guaranteed rate, the Fund would be required to pay a premium or penalty upon such withdrawal. If market rates declined, the Fund would receive a premium on withdrawal. Since GICs are considered illiquid, the Fund will not invest more than 15% of its net assets in GICs and other illiquid assets.

Reduction in Bond Rating (Fremont Global Fund and Fremont Bond Fund). The Global Fund and the Bond Fund may each invest up to 10% of its net assets in debt securities rated below BBB or Baa, but not lower than B. In the event that the rating for any security held by the Funds drops below the minimum acceptable rating applicable to that Fund, the Fund's Advisor or Sub-Advisor will determine whether the Fund should continue to hold such an obligation in its portfolio. Bonds rated below BBB or Baa are commonly known as "junk bonds." These bonds are subject to greater fluctuations in value and risk of loss of income and principal due to default by the issuer than are higher rated bonds. The market values of junk bonds tend to reflect short-term corporate, economic, and market developments and investor perceptions of the issuer's credit quality to a greater extent than higher rated bonds. In addition, it may be more difficult to dispose of, or to determine the value of, junk bonds. See Appendix A for a complete description of the bond ratings.

Concentration (Fremont Real Estate Securities Fund). The Real Estate Securities Fund will concentrate its investments in real estate investment trusts ("REITs"). As a result, an economic, political or other change affecting one REIT also may affect other REITs. This could increase market risk and the potential for fluctuations in the net asset value of the Fund's shares.


INVESTMENT RESTRICTIONS

Each Fund has adopted the following fundamental investment policies and restrictions in addition to the policies and restrictions discussed in its prospectus. With respect to each Fund, the policies and restrictions listed below cannot be changed without approval by the holders of a "majority of the outstanding voting securities" of that Fund (which is defined in the 1940 Act to mean the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares). These restrictions provide that no Fund may:

      1. Invest 25% or more of the value of its total assets in the securities of issuers conducting their principal business activities in the same industry, except that this limitation shall not apply to securities issued or guaranteed as to principal and interest by the U.S. Government or any of its agencies or instrumentalities, to tax exempt securities issued by state governments or political subdivisions thereof, or to investments by the Money Market Fund in securities of domestic banks, of foreign branches of domestic banks where the domestic bank is unconditionally liable for the security, and domestic branches of foreign banks subject to the same regulation of domestic banks, or to investments by the Real Estate Securities Fund in real estate investment trusts. See "Investment Objective, Policies, And Risk Considerations."

      2. Buy or sell real estate (including real estate limited partnerships) or commodities or commodity contracts; however, the Funds may invest in securities secured by real estate, or issued by companies which invest in real estate or interests therein, including real estate investment trusts, and may purchase and sell currencies (including forward currency exchange contracts), gold, bullion, futures contracts, and related options generally as described in the Prospectus and Statement of Additional Information.

      3. Engage in the business of underwriting securities of other issuers, except to the extent that the disposal of an investment position may technically cause it to be considered an underwriter as that term is defined under the Securities Act of 1933.

      4. Make loans, except that a Fund may purchase debt securities, enter into repurchase agreements, and make loans of portfolio securities amounting to not more than 33 1/3% of its net assets calculated at the time of the securities lending.

      5. Borrow money, except from banks for temporary or emergency purposes not in excess of 30% of the value of the Fund's total assets. A Fund will not purchase securities while such borrowings are outstanding.

      6. Change its status as either a diversified or a non-diversified investment company.

      7. Issue senior securities, except as permitted under the 1940 Act, and except that the Investment Company and the Funds may issue shares of common stock in multiple series or classes.

      8. Notwithstanding any other fundamental investment restriction or policy, each Fund may invest all of its assets in the securities of a single open-end investment company with substantially the same fundamental investment objectives, restrictions, and policies as that Fund.

Other current investment policies of the Funds, which are not fundamental and which may be changed by action of the Board of Directors without shareholder approval, are as follows. A Fund may not:

      9. Invest in companies for the purpose of exercising control or management.

      10. Mortgage, pledge, or hypothecate any of its assets, provided that this restriction shall not apply to the transfer of securities in connection with any permissible borrowing.

      11. Invest in interests in oil, gas, or other mineral exploration or development programs or leases.

      12. Invest more than 5% of its total assets in securities of companies having, together with their predecessors, a record of less than three years continuous operation.

      13. Purchase securities on margin, provided that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities, except that the Fund may make margin deposits in connection with futures contracts.

      14. Enter into a futures contract if, as a result thereof, more than 5% of the Fund's total assets (taken at market value at the time of entering into the contract) would be committed to margin on such futures contract.

      15. Acquire securities or assets for which there is no readily available market or which are illiquid, if, immediately after and as a result of the acquisition, the value of such securities would exceed, in the aggregate, 15% of that Fund's net assets, except that the value of such securities may not exceed 10% of the Money Market Fund's net assets.

      16. Make short sales of securities or maintain a short position, except that a Fund may sell short "against the box."

      17. Invest in securities of an issuer if the investment would cause a Fund to own more than 10% of any class of securities of any one issuer.

      18. Acquire more than 3% of the outstanding voting securities of any one investment company.

INVESTMENT COMPANY DIRECTORS AND OFFICERS

The Bylaws of Fremont Mutual Funds, Inc. (the "Investment Company"), the Maryland investment company of which the Fund is a series, authorize a Board of Directors of between three and 15 persons, as fixed by the Board of Directors. A majority of directors may fill vacancies caused by the resignation or death of a director, or the expansion of the Board of Directors. Any director may be removed by vote of the holders of a majority of all outstanding shares of the Investment Company qualified to vote at the meeting.

                                                                                Principal Occupations
                                      Date of                                   and Business Experience
Name and Address                      Birth          Positions Held             for Past Five Years
David L. Redo(1)(2)(4)                9-1-37       Chairman, Chief Executive    President and Director, Fremont
Fremont Investment, Advisors, Inc.                 Officer and Director         Investment Advisors, Inc.;
333 Market Street, 26th Floor                                                   Managing Director, Fremont
San Francisco, CA  94105                                                        Group,  L.L.C. and Fremont
                                                                                Investors, Inc.; Director,
                                                                                Sequoia Ventures, Sit/Kim
                                                                                International Investment Associates,
                                                                                and J.P. Morgan Securities Asia.

Michael H. Kosich(1)(2)               3-30-40      President and Director       7/96 - Present
Fremont Investment Advisors, Inc.                                               Senior Vice President and
333 Market Street, 26th Floor                                                   Director, Fremont Investment
San Francisco, CA 94105                                                         Advisors, Inc. 10/77 - 7/96 Senior Vice
                                                                                President Business Development
                                                                                Benham Management.

Richard E. Holmes(3)                  5-14-43      Director                     Vice President and Director,
P.O. Box 479                                                                    BelMar Advisors, Inc.
Sanibel, FL 33957                                                               (marketing firm).

Donald C. Luchessa(3)                 2-18-30      Director                     Principal, DCL Advisory
DCL Advisory                                                                    (marketer for investment
4105 Shelter Bay Avenue                                                         advisors).
Mill Valley, CA 94941

David L. Egan(3)                      5-1-34       Director                     President, Fairfield Capital
Fairfield Capital Associates, Inc.                                              Associates, Inc.
1640 Sylvaner                                                                   Founding Partner of China Epicure, LLC
St. Helena, CA  94574                                                           and Palisades Trading Company, LLC

Albert W. Kirschbaum(4)               8-17-38      Senior Vice President        Senior Vice President and
Fremont Investment Advisors, Inc.                                               Director, Fremont Investment
333 Market Street, 26th Floor                                                   Advisors, Inc.
San Francisco, CA  94105

Peter F. Landini(4)                   5-10-51      Executive Vice President,    Executive Vice President, COO and
Fremont Investment Advisors, Inc.                  Treasurer and Director       Director, Fremont Investment
333 Market Street, 26th Floor                                                   Advisors, Inc.
San Francisco, CA 94105                                                         Director, J.P. Morgan Securities, Asia


John Kosecoff                         10-29-51     Vice President               10/96 - Present
Fremont Investment Advisors, Inc.                                               Vice President, Fremont
333 Market Street, 26th Floor                                                   Investment Advisors,  Inc.
San Francisco, CA 94105                                                         12/93 - 9/96 Senior Analyst and Portfolio
                                                                                Manager, RCM Capital Management
                                                                                11/92 - 12/93 Hedge Fund Analyst and
                                                                                Portfolio Manager, Omega Advisors

William M. Feeney                     3-27-56      Vice President               Vice President, Fremont
Fremont Investment Advisors, Inc.                                               Investment Advisors, Inc.
333 Market Street, 26th Floor
San Francisco, CA 94105

Norman Gee                            3-29-50      Vice President               Vice President, Fremont
Fremont Investment Advisors, Inc.                                               Investment Advisors, Inc.
333 Market Street, 26th Floor
San Francisco, CA 94105

Alexandra W. Kinchen(4)               4-25-45      Vice President               Vice President, Fremont
Fremont Investment Advisors, Inc.                                               Investment Advisors, Inc.
333 Market Street, 26th Floor
San Francisco, CA 94105

Andrew L. Pang(4)                     4-15-49      Vice President               Vice President, Fremont
Fremont Investment Advisors, Inc.                                               Investment Advisors, Inc.
333 Market Street, 26th Floor
San Francisco, CA 94105

Robert J. Haddick(4)                  2-26-60      Vice President               Vice President, Fremont
Fremont Investment Advisors, Inc.                                               Investment Advisors, Inc.
333 Market Street, 26th Floor
San Francisco, CA 94105

Tina Thomas                           8-7-49       Vice President, Secretary,   6/96 - Present   Vice President, Secretary
Fremont Investment Advisors, Inc.                  and Chief Compliance         and Chief Compliance Officer,
333 Market Street, 26th Floor                      Officer                      Fremont Investment Advisors, Inc.
San Francisco, CA 94105                                                         9/88 - 5/96  Chief Compliance
                                                                                Officer and Vice President,
                                                                                Bailard, Biehl & Kaiser, Inc.;
                                                                                Treasurer, Bailard, Biehl & Kaiser International
                                                                                Fund Group, Inc. and Bailard, Biehl & Kaiser Fund
                                                                                Group; Principal, BB&K Fund Services, Inc.

Richard G. Thomas                     1-7-57       Senior Vice President        Vice President, Fremont
Fremont Investment Advisors, Inc.                                               Investment Advisors, Inc.
333 Market Street, 26th Floor
San Francisco, CA 94105

Gretchen Hollstein                    3-23-67      Vice President               Vice President, Fremont
Fremont Investment Advisors, Inc.                                               Investment Advisors,  Inc.
333 Market Street, 26h Floor
San Francisco, CA 94105

Allyn Hughes                          6-12-60      Vice President               Vice President, Fremont
Fremont Investment Advisors, Inc.                                               Investment Advisors, Inc.
333 Market Street, 26th Floor
San Francisco, CA 94105

Greg Hand                             10-9-61      Assistant Treasurer          Assistant Treasurer.
Fremont Investment Advisors, Inc.
333 Market Street, 26th Floor
San Francisco, CA 94105

Jack Gee                              9-12-59      Vice President and           10/97 - Present, Vice President and
Fremont Investmetnt Avisors, Inc.                  Controller                   Controller, Fremont Investment
333 Market Street, 26th Floor                                                   Advisors, Inc.; 11/95-10/97, Chief
San Francisco, CA  94105                                                        Financial Officer and Tresurer,
                                                                                Sife, Inc.;6/91-6/95, Controller,
                                                                                Concord General Corp.


Dean Boebinger                        11-21-55     Vice President               12/95 - Present
Fremont Investment Advisors, Inc.                                               National Sales Manager,
3000 Post Oak Blvd., Suite 100                                                  Fremont Investment
Houston, TX 77056                                                               Advisors, Inc.
                                                                                8/94 - 12/95 Regional Sales Manager
                                                                                3/92 - 7/94 Certified Financial Planner
                                                                                and Account Executive, GNA, Inc.

(1) Director who is an "interested person" of the Company due to his affiliation with the Company's investment manager.
(2)  Member of the Executive Committee.
(3)  Member of the Audit Committee and the Contracts Committee.
(4)  Member of the Fremont Investment Committee.

During the fiscal year ended October 31, 1997, Richard E. Holmes, William W. Jahnke, and David L. Egan each received $13,500 and Donald C. Luchessa received $12,000 for serving as directors of the Investment Company.

As of February 16, 1998 the officers and directors as a group owned in the aggregate beneficially or of record less than 1% of the outstanding shares of the Investment Company.

INVESTMENT ADVISORY AND OTHER SERVICES

Management Agreement. The Advisor, in addition to providing investment management services, furnishes the services and pays the compensation and travel expenses of persons who perform the executive, administrative, clerical, and bookkeeping functions of the Investment Company, provides suitable office space, necessary small office equipment and utilities, and general purpose accounting forms, supplies, and postage used at the offices of the Investment Company.

The Advisor is responsible to pay sub-transfer agency fees when such entities are engaged in connection with share holdings in the Funds acquired by certain retirement plans.

Each Fund (other than the International Growth Fund, the International Small Cap Fund and the U.S. Micro-Cap Fund) will pay all of its own expenses not assumed by the Advisor, including, but not limited to, the following: custodian, stock transfer, and dividend disbursing fees and expenses; taxes and insurance; expenses of the issuance and redemption of shares of the Fund (including stock certificates, registration or qualification fees and expenses); legal and auditing expenses; and the costs of stationery and forms prepared exclusively for the Fund.

With respect to the International Growth Fund and the International Small Cap Fund, the Advisor has agreed to bear all of each Fund's ordinary operating expenses in return for receiveing a monthly fee of 1.5% per annum of each Fund's average daily net assets. With respect to the U.S. Micro-Cap Fund, the Advisor has agreed to bear all of the Fund's ordinary operating expenses in return for receiving a monthly fee of 2.5% per annum of the Fund's average daily net assets with respect to the first $30 million, 2.0% with respect to the next $70 million, and 1.5% thereafter. Each Fund will bear all expenses relating to interest, brokerage commissions, other transaction charges relative to investing activities of the Fund, and extraordinary expenses (including for example, litigation expenses, if any).

The allocation of general Investment Company expenses among the Funds is made on a basis that the directors deem fair and equitable, which may be based on the relative net assets of each Fund or the nature of the services performed and relative applicability to each Fund.

The directors of the Advisor are David L. Redo, Jon S. Higgins, Peter F. Landini, Michael H. Kosich and Albert W. Kirschbaum.

The Investment Advisory and Administration Agreement (the "Advisory Agreement") with respect to each Fund may be renewed annually, provided that any such renewal has been specifically approved by (i) the Board of Directors, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of a Fund, and (ii) the vote of a majority of directors who are not parties to the Advisory Agreement or "interested persons" (as defined in the 1940 Act) of any such party, cast in person, at a meeting called for the purpose of voting on such approval. The Advisory Agreement also provides that either party thereto has the right with respect to any Fund to terminate it without penalty upon sixty (60) days' written notice to the other party, and that the Advisory Agreement terminates automatically in the event of its assignment (as defined in the 1940 Act).

The following table depicts the advisory fees (net of voluntary waivers) paid by the Funds to the Advisor for the fiscal years ended October 31, 1997, 1996 and 1995:


                                              Fiscal Year Ended October 31,
                                                       (In '000's)
                                            ---------------------------------
                                              1997         1996         1995
                                            -------      -------      ------
Money Market Fund                           $  837       $  650       $  621
Bond Fund                                      303          317          274
Real Estate Securities Fund                    --           --           --
Global Fund                                  3,850        3,198        2,735
Growth Fund                                    604          341          196
International Growth Fund                      618          549          440
International Small Cap Fund                   149          158           57
Select Fund                                    --           --           --
U.S. Small Cap Fund                              5          --           --
Emerging Markets Fund                           17        Waived         --
U.S. Micro-Cap Fund                          3,050          890           77
CA Tax-Free Fund                               183          153          164


The Advisory Agreements with respect to the Money Market Fund, the Bond Fund, the Global Fund, the Growth Fund, and the Emerging Markets Fund also provide for the payment of an administrative fee to the Advisor at the annual rate of .15% of average net assets. The following table depicts the administrative fee (net of voluntary waivers) paid by the Funds to the Advisor for the fiscal years ended October 31, 1997, 1996 and 1995:



                                              Fiscal Year Ended October 31,
                                                       (In '000's)
                                           ------------------------------------
                                             1997           1996          1995
                                           -------        -------        ------
Money Market Fund                          Waived          Waived        Waived
Bond Fund                                  Waived          Waived        Waived
Real Estate Securities Fund                  N/A             N/A           N/A
Global Fund                                  962             800           684
Growth Fund                                  181             102           43
International Growth Fund                    N/A             N/A           N/A
International Small Cap Fund                 N/A             N/A           N/A
Select Fund                                  N/A             N/A           N/A
U.S. Small Cap Fund                           1              N/A           N/A
Emerging Markets Fund                         3            Waived          N/A
U.S. Micro-Cap Fund                          N/A             N/A           N/A
Ca Tax Free Fund                              3               3             3

The Advisor's employees may engage in personal securities transactions. However, the Investment Company and the Advisor have adopted a Code of Ethics for the purpose of establishing standards of conduct for the Advisor's employees with respect to such transactions. The Code of Ethics includes some broad prohibitions against fraudulent conduct, and also includes specific rules, restrictions, and reporting obligations with respect to personal securities transactions of the Advisor's employees. Generally, each employee is required to obtain prior approval from the Advisor's compliance officer in order to purchase or sell a security for the employee's own account. Purchases or sales of securities which are not eligible for purchase or sale by the Funds or any other client of the Advisor are exempted from the prior approval requirement, as are certain other transactions which the Advisor believes present no potential conflict of interest. The Advisor's employees are also required to file with the Advisor quarterly reports of their personal securities transactions.


The Sub-Advisors - Fremont Bond Fund, Fremont Real Estate Securities Fund, Fremont International Growth Fund, Fremont International Small Cap Fund, Fremont U.S. Small Cap Fund, Fremont Emerging Markets Fund, Fremont U.S. Micro-Cap Fund.


The Advisory Agreements authorize the Advisor, at its option and at its sole expense, to appoint a Sub-Advisor, which may assume all or a portion of the responsibilities and obligations of the Advisor pursuant to the Advisory
Agreement as shall be delegated to the Sub-Advisor. Any appointment of a Sub-Advisor and assumption of responsibilities and obligations of the Advisor by such Sub-Advisor is subject to approval by the Board of Directors and, as required by law, the shareholders of the affected Fund. Pursuant to this authority, the following table summarizes the Sub-Advisor:



Fund                              Sub-Advisor
----                              -----------

Bond Fund                         Pacific Investment Management Company
Real Estate Securities Fund       Kensignton Investment Group
International Growth Fund         Capital Guardian Trust Company
International Small Cap Fund      Bee & Associates
U.S. Small Cap Fund               Kern Capital Management LLC
Emerging Markets Fund             Nicholas-Applegate Capital Management (HK) LLC
U.S. Micro-Cap fund               Kern Capital Management LLC

The current Portfolio Management Agreements provide that the Sub-Advisors agree to manage the investment of the Fund's assets, subject to the applicable provisions of the Investment Company's Articles of Incorporation, Bylaws and current registration statement (including, but not limited to, the investment objective, policies, and restrictions delineated in the Funds' current Prospectus and Statement of Additional Information), as interpreted from time to time by the Board of Directors.

For their services under the Portfolio Management Agreements, the Advisor has agreed to pay the Sub-Advisors an annual fee equal to the percentages set forth below of the value of the applicable Fund's average net assets, payable monthly:


     Bond Fund:                           .25% to Pacific Investment Management
                                          Company

     Real Estate Securities Fund          0.50% to Kensington Investment Group


     International Growth Fund            Capital Guardian Trust Company
                                          .750% on the first $25 million
                                          .600% on the next $25 million
                                          .425% on the next $200 million
                                          .375% on assets in excess of $250
                                          million

     International Small Cap Fund:        .80% to Bee & Associates

     U.S. Small Cap Fund:                 0.65% to Kern Capital Management LLC

     Emerging Markets Fund:               .50% to Nicholas Applegate Capital
                                          Management (Hong Kong) LLC

     U.S. Micro-Cap Fund:                 to Kern Capital Management LLC:
                                          1.50% on the first $30 million
                                          1.00% on the next $70 million
                                          .75% on assets in excess of $100
                                          million

For the fiscal year ended October 31, 1997, Pacific Investment Management Company, Sit Investment Associates, Inc., Morgan Grenfell Capital Management, Inc., Kern Capitla Management LLC and Nicholas-Applegate Capital Management received from the Advisor (not the Funds) subadvisory fees (net of voluntary fee waivers) of $189,286, $11,699, $835,014, $359,873, and $15,039 respectively. For the fiscal year ended October 31, 1996, Pacific Investment Management Company, Sit Investment Associates, Inc., and Morgan Grenfell Capital Management, Inc. received from the Advisor (not the Funds) subadvisory fees

(net of voluntary fee waivers) of $198,574, $81,991, and $364,583, respectively. Acadian Asset Management, Inc. waived its subadvisory fees for the fiscal year ended October 31, 1997 and 1996. For the fiscal year ended October 31, 1995, Pacific Investment Management Company, Sit Investment Associates, Inc., and Sit/Kim International Investment Associates, Inc. received from the Advisor subadvisory fees (net of voluntary waivers) of $181,386, $57,522 and $165,172, respectively. Acadian Asset Management, Inc. and Morgan Grenfell Capital Management, Inc. each waived its subadvisory fees for the fiscal year ended October 31, 1995.

The Portfolio Management Agreements for each Fund continue in effect from year to year only as long as such continuance is specifically approved at least annually by (i) the Board of Directors of the Investment Company or by the vote of a majority of the outstanding voting shares of the Fund, and (ii) by the vote of a majority of the directors of the Investment Company who are not parties to the Agreement or interested persons of the Advisor or the Sub-Advisor or the Investment Company. Each Agreement may be terminated at any time, without the payment of any penalty, by the Board of Directors of the Investment Company or by the vote of a majority of the outstanding voting shares of the Fund, or by the Sub-Advisor or the Advisor, upon 30 days' written notice to the other party. Additionally, each Agreement automatically terminates in the event of its assignment.

Principal Underwriter. The Fund's principal underwriter is First Fund Distributors, Inc., 4455 E. Camelback Road, Suite 261E, Phoenix, Arizona 85018 (the "Distributor"). The Distributor is engaged on a non-exclusive basis to assist in the distribution of shares in various jurisdictions. The Distributor receives compensation from the Advisor and is not paid either directly or indirectly by the Investment Company. The Distributor will receive compensation of $50,000 from the Advisor with respect to the fiscal year ended October 31, 1998 for services as Distributor.

Transfer Agent. The Advisor is the Funds transfer Agent and has engaged State Street Bank and Trust Company, c/o NFDS, P.O. Box 419343, Kansas City, Missouri, 64141, to serve as Sub-Transfer and Dividend Disbursing Agent and shareholder service agent. The Custodian is not involved in determining investment policies of the Fund or its portfolio securities transactions. Its services do not protect shareholders against possible depreciation of their assets. The fees of State Street Bank and Trust Company are paid by the Fund and thus borne by the Fund's shareholders. State Street Bank and Trust Company has contracted with National Financial Data Services to serve as shareholder servicing agent. A depository account has been established at United Missouri Bank of Kansas City ("United Missouri Bank") through which all payments for the funds will be processed.

Administrator. The Advisor has retained Investment Company Administration Corporation (the "Sub-Administrator"), with offices at 2025 East Financial Way, Suite 101, Glendora, California 91741. The Administration Agreement provides that the Sub-Administrator will prepare and coordinate reports and other materials supplied to the Directors; prepare and/or supervise the preparation and filing of securities filings, periodic financial reports, prospectuses, statements of additional information, marketing materials, shareholder reports and other regulatory reports or filings required of the Fund; prepare all required filings necessary to maintain the Fund's notice filings to sell shares in all states where the Fund currently does, or intends to do, business; coordinate the preparation, printing and mailing of materials required to be sent to shareholders; and perform such additional services as may be agreed upon by the Advisor and the Sub-Administrator. For its services, the Advisor (not the Fund) pays the Sub-Administrator an annual fee equal to .02% of the first $1 billion of the Fund's average daily net assets, 0.015% thereafter, subject to a minimum annual fee of $20,000.


PLAN  OF  DISTRIBUTION  (U.S.  SMALL  CAP  FUND,   INTERNATIONAL   GROWTH  FUND,
INTERNATIONAL SMALL CAP FUND, REAL ESTATE SECURTIES FUND, SELECT FUND AND EMERGING MARKETS FUND ONLY)


As stated in the Prospectus, the above referenced Funds have adopted a plan of distribution (the "Plan") pursuant to Rule 12b-1 under the 1940 Act which permits the Funds to compensate the Advisor for expenses incurred in the distribution and promotion of the Fund's shares, including, but not limited to, the printing of prospectuses, statements of additional information, and reports used for sales purposes, advertisements, expenses of preparation and printing of sales literature, promotion, marketing, and sales expenses, and other distribution-related expenses, including any distribution fees paid to securities dealers or other firms who have executed a distribution or service agreement with the Underwriter. The Plan expressly permits payments in any fiscal year up to a maximum of .25% of the average daily net assets of the Funds. It is possible that the Advisor could receive compensation under the Plan that exceeds the Advisor's costs and related distribution expenses, thus resulting in a profit to the Advisor.

Agreements implementing the Plan (the "Implementation Agreements") are in writing and have been approved by the Board of Directors. All payments made pursuant to the Plan are made in accordance with written agreements and are reviewed by the Board of Directors at least quarterly.

The continuance of the Plan and the Implementation Agreements must be specifically approved at least annually by a vote of the Investment Company's Board of Directors and by a vote of the Directors who are not interested persons of the Investment Company and have no direct or indirect financial interest in the Plan or any Implementation Agreement (the "Independent Directors") at a meeting called for the purpose of voting on such continuance. The Plan may be terminated at any time by a vote of a majority of the Independent Directors or by a vote of the holders of a majority of the outstanding shares of the Funds. In the event the Plan is terminated in accordance with its terms, the Funds will not be required to make any payments for expenses incurred by the Advisor after the termination date. Each Implementation Agreement terminates automatically in the event of its assignment and may be terminated at any time by a vote of a majority of the Independent Directors or by a vote of the holders of a majority of the outstanding shares of the Funds on not more than 60 days' written notice to any other party to the Implementation Agreement. The Plan may not be amended to increase materially the amount to be spent for distribution without shareholder approval. All material amendments to the Plan must be approved by a vote of the Investment Company's Board of Directors and by a vote of the Independent Directors.

In approving the Plan, the Directors determined, in the exercise of their business judgment and in light of their fiduciary duties as Directors, that there is a reasonable likelihood that the Plan will benefit the Funds and its shareholders. The Board of Directors believes that expenditure of the Fund's assets for distribution expenses under the Plan should assist in the growth of the Funds, which will benefit the Funds and its shareholders through increased economies of scale, greater investment flexibility, greater portfolio diversification, and less chance of disruption of planned investment strategies. The Plan will be renewed only if the Directors make a similar determination for each subsequent year of the Plan. There can be no assurance that the benefits anticipated from the expenditure of the Fund's assets for distribution will be realized. While the Plan is in effect, the costs to and expenses incurred by the Advisor pursuant to the Plan and the purposes underlying such cash and expenditures must be reported quarterly to the Board of Directors for its review. In addition, the selection and nomination of those Directors who are not interested persons of the Investment Company are committed to the discretion of the Independent Directors during such period.

Pursuant to the Plan, the Funds may also make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. The Glass-Steagall Act prohibits banks from engaging in the business of underwriting, selling, or distributing securities. Although the scope of this prohibition under the Glass-Steagall Act has not been clearly defined by the courts or appropriate regulatory agencies, management of the Investment Company believes that the Glass-Steagall Act should not preclude a bank from providing such services. However, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law. If a bank were prohibited from continuing to perform all or a part of such services, management of the Investment Company believes that there would be no material impact on the Funds or its shareholders. Banks may charge their customers fees for offering these services to the extent permitted by regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Funds may from time to time purchase securities issued by banks which provide such services; however, in selecting investments for the Funds, no preference will be shown for such securities.

EXECUTION OF PORTFOLIO TRANSACTIONS

There are occasions on which portfolio transactions for a Fund may be executed as part of concurrent authorizations to purchase or sell the same security for other accounts served by the Advisor or Sub-Advisor, including other series of the Investment Company. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to a Fund, they will be effected only when the Advisor or Sub-Advisor believes that to do so will be in the best interest of such Fund. When such concurrent authorizations occur, the objective will be to allocate the executions in a manner which is deemed equitable to the accounts involved, including the other series of the Investment Company.

The Bond Fund, the Global Fund, the Growth Fund, the International Growth Fund, the International Small Cap Fund, the Select Fund, the Emerging Markets Fund, and the U.S. Micro-Cap Fund contemplate purchasing foreign equity and/or fixed-income securities in over-the-counter markets or stock exchanges located in the countries in which the respective principal offices of the issuers of the various securities are located, if that is the best available market. Fixed commissions on foreign stock transactions and transaction costs with respect to foreign fixed-income securities are generally higher than negotiated commissions on United States transactions, although these Funds will endeavor to achieve the best net results on their portfolio transactions. There is generally less government supervision and regulation of foreign stock exchanges and brokers than in the United States. Foreign security settlements may in some instances be subject to delays and related administrative uncertainties.

Foreign equity securities may be held by the Global Fund, the Growth Fund, the International Growth Fund, the International Small Cap Fund, the Select Fund, the Emerging Markets Fund, and the U.S. Micro-Cap Fund in the form of American Depository Receipts ("ADRs") or similar instruments. ADRs may be listed on stock exchanges or traded in the over-the-counter markets in the United States. ADRs, like other securities traded in the United States, will be subject to negotiated commission rates. The government securities issued by the United States and other countries and money market securities in which a Fund may invest are generally traded in the over-the-counter markets.

No brokerage commissions have been paid by the Money Market Fund during the last three fiscal years. The aggregate dollar amount of brokerage commissions paid by the other Funds during the last three years are as follows:



                                              Fiscal Year Ended October 31,
                                          --------------------------------------
                                              1997           1996         1995
                                          -----------     ---------    ---------
Bond Fund                                 $     6,238     $  11,855    $  17,243
Global Fund                               457,345,985     1,069,049    1,545,310
Growth Fund                               133,423,420       141,414      102,857
International Growth Fund                  68,701,854       344,243       99,089
International Small Cap Fund               11,444,571         8,854       11,850
U.S. Small Cap Fund                         1,642,365           ---          ---
Emerging Markets Fund                      27,789,638        20,196          ---
U.S. Micro-Cap Fund                        93,816,069        68,850        4,326


Subject to the requirement of seeking the best available prices and executions, the Advisor or Sub-Advisor may, in circumstances in which two or more broker-dealers are in a position to offer comparable prices and executions, give preference to broker-dealers who have provided investment research, statistical, and other related services to the Advisor or Sub-Advisor for the benefit of a Fund and/or other accounts served by the Advisor or Sub-Advisor. Such preferences would only be afforded to a broker-dealer if the Advisor determines that the amount of the commission is reasonable in relation to the value of the brokerage and research services provided by that broker-dealer and only to a broker-dealer acting as agent and not as principal. The Advisor is of the opinion that, while such information is useful in varying degrees, it is of indeterminable value and does not reduce the expenses of the Advisor in managing each Fund's portfolio.

Subject to the requirements of the Investment Company Act of 1940 and procedures adopted by the Board of Directors, the Funds may execute portfolio transactions through any broker or dealer and pay brokerage commissions to a broker which is an affiliated person of the Investment Company, the Advisor, or a Sub-Advisor, or an affiliated person of such person. It is presently anticipated that certain affiliates of the Sub-Advisor(s) will effect brokerage transactions of the Funds in certain markets and receive compensation for such services.

As of October 31, 1997, the Money Market Fund owned securities of the Investment Company's regular brokers or dealers or their parents (as defined in Rule 10b-1 promulgated under the 1940 Act) as follows: Goldman, Sachs & Co. - $4,990,000, J.P. Morgan & Co. - $4,981,000 and Merrill Lynch & Co., Inc. -$4,879,000. As of October 31, 1997, the Bond Fund owned securities of the Investment Company's regular brokers or dealers or their parents (as defined in Rule 10b-1 promulgated under the 1940 Act) as follows: Salomon, Inc. - $3,501,000 and Morgan Stanley - $1,012,000. As of October 31, 1997, the Global Fund owned securities of the Investment Company's regular brokers or dealers or their parents (as defined in Rule 10b-1 promulgated under the 1940 Act) as follows:
Merrill Lynch & Co., Inc. - $4,998,000, Lehman Brothers - $3,059,000, Salomon, Inc. - $3,021,000 and HSBC Holdings PLC - $2,938,000. As of October 31, 1997, the Growth Fund owned securities of the Investment Company's regular brokers or dealers or their parents (as defined in Rule 10b-1 promulgated under the 1940
Act) as follows: J.P. Morgan & Co., Inc. - $889,000. As of October 31, 1997, the International Growth Fund owned securities of the Investment Company's regular brokers or dealers or their parents (as defined in Rule 10b-1 promulgated under the 1940 Act) as follows: Merrill Lynch & Co., Inc. - $1,899,000.

HOW TO INVEST

Price of Shares. The price to be paid by an investor for shares of a Fund, the public offering price, is based on the net asset value per share which is calculated once daily as of the close of trading (currently 4:00 p.m., Eastern time) each day the New York Stock Exchange is open as set forth below. The New York Stock Exchange is currently closed on weekends and on the following holidays: (i) New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, July 4th, Labor Day, Thanksgiving, and Christmas Day; and
(ii) the preceding Friday when any one of those holidays falls on a Saturday or the subsequent Monday when any one of those holidays falls on a Sunday. The Money Market Fund will also observe additional federal holidays that are not observed by the New York Stock Exchange: Columbus Day, and Veterans Day.

Each Fund will calculate its net asset value and complete orders to purchase, exchange, or redeem shares only on a Monday through Friday basis (excluding holidays on which the New York Stock Exchange is closed). The Bond Fund's, the Global Fund's, the Growth Fund's, the International Growth Fund's, the International Small Cap Fund's, the Select Fund's, the Emerging Market Fund's, and the U.S. Micro-Cap Fund's portfolio securities may from time to time be listed on foreign stock exchanges or otherwise traded on foreign markets which may trade on other days (such as Saturday). As a result, the net asset value of these Funds may be significantly affected by such trading on days when a shareholder has no access to the Funds. See also in the Prospectus at "General Investment Policies - Special Considerations in International Investing," "Calculation of Net Asset Value and Public Offering Price," "How to Invest," "How to Redeem Shares," and "Shareholder Account Services and Privileges - Exchanges Between Funds."

Fremont Bond Fund, Fremont Real Estate Securities Fund, Fremont Global Fund, Fremont Growth Fund, Fremont International Growth Fund, Fremont International Small Cap Fund, Fremont Select Fund, Fremont U.S. Small Cap Fund, Fremont Emerging Markets Fund, and Fremont U.S. Micro-Cap Fund:

      1. Fixed-income obligations with original or remaining maturities in excess of 60 days are valued at the mean of representative quoted bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality, and type. However, in circumstances where the Advisor deems it appropriate to do so, prices obtained for the day of valuation from a bond pricing service will be used. The Funds amortize to maturity all securities with 60 days or less remaining to maturity based on their cost to the Funds if acquired within 60 days of maturity or, if already held by a Fund on the 60th day, based on the value determined on the 61st day. Options on currencies purchased by the Funds are valued at their last bid price in the case of listed options or at the average of the last bid prices obtained from dealers in the case of OTC options. Where market quotations are not readily available, securities are valued at fair value pursuant to methods approved by the Board of Directors

      2. Equity securities, including ADRs, which are traded on stock exchanges, are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available mean price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Directors as the primary market. Securities traded in the over-the-counter market are valued at the last available bid price in the over-the-counter market prior to the time of valuation. Securities and assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as determined in good faith by or under the direction of the Board of Directors

      3. Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of the business day in New York. In addition, European or Far Eastern securities trading may not take place on all business days in New York. Furthermore, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days which are not business days in New York and on which the Funds' net asset value is not calculated. The calculation of net asset value may not take place contemporaneously with the determination of the prices of securities held by these Funds used in such calculation. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the New York Stock Exchange will not be reflected in these Funds' calculation of net asset value unless the Board of Directors deems that the particular event would materially affect net asset value, in which case an adjustment will be made

      4. With respect to the Global Fund, gold bullion and bullion-type coins are valued at the closing price of gold on the New York Commodity Exchange

      5. The value of each security denominated in a currency other than U.S. dollars will be translated into U.S. dollars at the prevailing market rate as determined by the Advisor

      6. Each Fund's liabilities, including proper accruals of taxes and other expense items, are deducted from total assets and a net asset figure is obtained

      7. The net assets so obtained are then divided by the total number of shares outstanding (excluding treasury shares), and the result, rounded to the nearest cent, is the net asset value per share.

Fremont Money Market Fund:

It is the Money Market Fund's policy to use its best efforts to maintain a constant per share price for the Money Market Fund equal to $1.00.

The portfolio instruments of the Money Market Fund are valued on the basis of amortized cost. This involves valuing an instrument at its cost initially and, thereafter, assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which the value, as determined by amortized cost, is higher or lower than the price the Money Market Fund would receive if it sold the instrument.

The valuation of the Money Market Fund's portfolio instruments based upon their amortized cost and simultaneous maintenance of a per share net asset value at $1.00 are permitted by Rule 2a-7 adopted by the Securities and Exchange Commission ("SEC"). Under this rule, the Money Market Fund must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of 397 days or less as allowed by regulations under the 1940 Act, and invest only in securities determined by the Board of Directors to be of high quality with minimal credit risks. In accordance with this rule the Board of Directors has established procedures designed to stabilize, to the extent reasonably practicable, the Money Market Fund's price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures include review of the portfolio holdings by the Board of Directors at such intervals as it may deem appropriate, to determine whether the net asset value of the Money Market Fund calculated by using available market quotations or market equivalents deviates from $1.00 per share based on amortized cost. The rule also provides that a deviation between the Money Market Fund's net asset value based upon available market quotations or market equivalents and $1.00 per share net asset value based on amortized cost exceeding $0.005 per share must be examined by the Board of Directors. In the event the Board of Directors determines that the deviation may result in material dilution or is otherwise unfair to investors or existing shareholders, the Board of Directors must cause the Money Market Fund to take such corrective action as it regards as necessary and appropriate, including: selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends or paying distributions from capital or capital gains; redeeming shares in kind; or establishing a net asset value per share by using available market quotations.

In the event that a security meeting the Money Market Fund's quality requirements is acquired and subsequently is assigned a rating below "First Tier" by one or more of the rating organizations, the Board of Directors must assess promptly whether the security presents minimal credit risks and direct the Money Market Fund to take such action as the Board of Directors determines is in the best interest of the Money Market Fund and its shareholders. This responsibility cannot be delegated to the Advisor. However, this assessment by the Board of Directors is not required if the security is disposed of (by sale or otherwise) or matures within five Business Days of the time the Advisor learns of the lower rating. However, in such a case the Board of Directors must be notified thereafter.

In the event that a security acquired by the Money Market Fund either defaults (other than an immaterial default unrelated to the issuer's financial condition), or is determined no longer to present minimal credit risks, the Money Market Fund must dispose of the security (by sale or otherwise) as soon as practicable unless the Board of Directors finds that this would not be in the Money Market Fund's best interest.

Fremont California Intermediate Tax-Free Fund:

Portfolio securities with original or remaining maturities in excess of 60 days are valued at the mean of representative quoted bid and asked prices for such securities or, if such prices are not available, at the equivalent value of securities of comparable maturity, quality and type. However, in circumstances where the Advisor deems it appropriate to do so, prices obtained for the day of valuation from a bond pricing service will be used. The Fund amortizes to maturity all securities with 60 days or less remaining to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.

The Fund deems the maturities of variable or floating rate instruments, or instruments which the Fund has the right to sell at par to the issuer or dealer, to be the time remaining until the next interest rate adjustment date or until they can be resold or redeemed at par.

Where market quotations are not readily available, the Fund values securities (including restricted securities which are subject to limitations as to their sale) at fair value as determined in good faith by or under the direction of the Board of Directors.

The fair value of any other assets is added to the value of securities, as described above to arrive at total assets. The Fund's liabilities, including proper accruals of taxes and other expense items, are deducted from total assets and a net asset figure is obtained. The net assets so obtained are then divided by the total number of shares outstanding (excluding treasury shares), and the result, rounded to the nearest cent, is the net asset value per share.


OTHER INVESTMENT AND REDEMPTION SERVICES

The Open Account. When an investor makes an initial investment in a Fund, a shareholder account is opened in accordance with the investor's registration instructions. Each time there is a transaction in a shareholder account, such as an additional investment, redemption, or distribution (dividend or capital gain), the shareholder will receive from the Sub-Transfer Agent a confirmation statement showing the current transaction in the shareholder account, along with a summary of the status of the account as of the transaction date.

Payment and Terms of Offering. Payment of shares purchased should accompany the purchase order, or funds should be wired to the Sub-Transfer Agent as described in the Prospectus. Payment, other than by wire transfer, must be made by check or money order drawn on a U.S. bank. Checks or money orders must be payable in U.S. dollars and be made payable to Fremont Mutual Funds. Third party checks, credit cards and cash will not be accepted. All investment checks are subject to a ten day holding period.

As a condition of this offering, if an order to purchase shares is cancelled due to nonpayment (for example, because of a check returned for "not sufficient funds"), the person who made the order will be responsible for reimbursing the Advisor for any loss incurred by reason of such cancellation. If such purchaser is a shareholder, that Fund shall have the authority as agent of the shareholder to redeem shares in the shareholder's account for the then-current net asset value per share to reimburse that Fund for the loss incurred. Such loss shall be the difference between the net asset value of that Fund on the date of purchase and the net asset value on the date of cancellation of the purchase. Investors whose purchase orders have been cancelled due to nonpayment may be prohibited from placing future orders.

The Investment Company reserves the right at any time to waive or increase the minimum requirements applicable to initial or subsequent investments with respect to any person or class of persons. An order to purchase shares is not binding on the Investment Company until it has been confirmed in writing by the Sub-Transfer Agent (or other arrangements made with the Investment Company, in the case of orders utilizing wire transfer of funds) and payment has been received. To protect existing shareholders, the Investment Company reserves the right to reject any offer for a purchase of shares by any individual.

Redemption in Kind. The Investment Company may elect to redeem shares in assets other than cash but must pay in cash all redemptions with respect to any shareholder during any 90-day period in an amount equal to the lesser of (i) $250,000 or (ii) 1% of the net asset value of a Fund at the beginning of such period.

Suspension of Redemption Privileges. The Investment Company may suspend redemption privileges with respect to any Fund or postpone the date of payment for more than seven calendar days after the redemption order is received during any period (1) when the New York Stock Exchange is closed other than customary weekend and holiday closings, or trading on the Exchange is restricted as determined by the SEC, (2) when an emergency exists, as defined by the SEC, which makes it not reasonably practicable for the Investment Company to dispose of securities owned by it or to fairly determine the value of its assets, or (3) as the SEC may otherwise permit.

TAXES - MUTUAL FUNDS

Status as a "Regulated Investment Company." Each Fund will be treated under the Code as a separate entity, and each Fund has elected and intends to continue to qualify to be treated as a separate "regulated investment company" under Subchapter M of the Code. To qualify for the tax treatment afforded a regulated investment company under the Code, a Fund must annually distribute at least 90% of the sum of its investment company taxable income (generally net investment income and certain short-term capital gains), its tax-exempt interest income (if any) and net capital gains, and meet certain diversification of assets and other requirements of the Code. If a Fund qualifies for such tax treatment, it will not be subject to federal income tax on the part of its investment company taxable income and its net capital gain which it distributes to shareholders. To meet the requirements of the Code, a Fund must (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or currencies; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the Fund's total assets is represented by cash, U.S. Government securities, securities of other regulated investment companies, and other securities, limited, in respect of any one issuer, to an amount not greater than 5% of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), or in two or more issuers which a Fund controls and which are engaged in the same or similar trades or businesses. Income and gain from investing in gold or other commodities will not qualify in meeting the 90% gross income test.

Even though a Fund qualifies as a "regulated investment company," it may be subject to certain federal excise taxes unless that Fund meets certain additional distribution requirements. Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a regulated investment company's "required distribution" for the calendar year over the "distributed amount" for such calendar year. The term "required distribution" means the sum of (i) 98% of ordinary income (generally net investment income) for the calendar year, (ii) 98% of capital gain net income (both long-term and short-term) for the one-year period ending on October 31 of such year, and (iii) the sum of any untaxed, undistributed net investment income and net capital gains of the regulated investment company for prior periods. The term "distributed amount" generally means the sum of (i) amounts actually distributed by a Fund from its current year's ordinary income and capital gain net income and (ii) any amount on which a Fund pays income tax for the year. Each Fund intends to meet these distribution requirements to avoid the excise tax liability.

If for any taxable year a Fund does not qualify for the special tax treatment afforded regulated investment companies, all of its taxable income will be subject to tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable to shareholders to the extent of earnings and profits.

Special Tax Considerations for the Real Estate Securities Fund. The Fund may invest in REITs that hold residual interests in real estate mortgage investment conduits ("REMICs"). Under Treasury regulations that have not yet been issued, but which may apply retroactively, a portion of the Fund's income from a REIT that is attributable to the REITs residual interest in a REMIC (referred to in the Code as an "excess inclusion") will be subject to federal income tax in all events. These regulations are also expected to provide that excess inclusion income of a regulated investment company, such as the Fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan or other tax-exempt entity) subject to tax on unrelated business income, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign shareholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a "disqualified organization" (as defined in the Code) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations.

Even though the Fund intends to qualify as a "regulated investment company," it may be subject to certain federal excise taxes unless the Fund meets certain additional distribution requirements. Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a regulated investment company's "required distribution" for the calendar year over the "distributed amount" for such calendar year. The term "required distribution" means the sum of (i) 98% of ordinary income (generally net investment income) for the calendar year, (ii) 98% of capital gain net income (both long-term and short-term) for the one-year period ending on October 31 of such year, and (iii) the sum of any untaxed, undistributed net investment income and net capital gains of the regulated investment company for prior periods. The term "distributed amount" generally means the sum of (i) amounts actually distributed by the Fund from its current year's ordinary income and capital gain net income and (ii) any amount on which the Fund pays income tax for the year. The Fund intends to meet these distribution requirements to avoid the excise tax liability. It is possible that the Fund will not receive cash distributions from the real estate investment trusts ("REITs") in which it invests in sufficient time to allow the Fund to satisfy its won distribution requirements using these REIT distributions.
Accordingly, the Fund might be required to generate cash to make its own distributions, which may cause the Fund to sell securities at a time not otherwise advantageous to do so, or to borrow money to fund a distribution.

If for any taxable year the Fund does not qualify for the special tax treatment afforded regulated investment companies, all of its taxable income will be subject to tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable to shareholders to the extent of earnings and profits.

Distributions of Net Investment Income. Dividends from net investment income (including net short-term capital gains) are taxable as ordinary income. Shareholders will be taxed for federal income tax purposes on dividends from a Fund in the same manner whether such dividends are received as shares or in cash. If a Fund does not receive any dividend income from U.S. corporations, dividends from that Fund will not be eligible for the dividends received deduction allowed to corporations. To the extent that dividends received by a Fund would qualify for the dividends received deduction available to corporations, the Fund must designate in a written notice to shareholders the amount of the Fund's dividends that would be eligible for this treatment. The maximum federal capital gains rate for individuals is 28% with respect to capital assets held for more than 12 months, but not more than 18 months, and 20% with respect to capital assets held more than 18 months. The maximum capital gains for corporate shareholders is the same as the maximum tax rate for ordinary income.

Net Capital Gains. Any distributions designated as being made from a Fund's net capital gains will be taxable as long-term capital gains or mid-term capital gains, as the case may be, regardless of the holding period of the shareholders of that Fund's shares. In order to qualify for the dividends received deduction, a corporate shareholder must hold the Fund's shares paying the dividends, upon which a dividend received deduction would be based, for at least 46 days during the 90-day period that begins 45 days before the stock becomes ex-divided with respect to the dividend without protection from risk of loss. Similar requirements apply to the Fund with respect to each qualifying dividend the Fund receives. Shareholders are advised to consult their tax advisor regarding application of these rules to their particular circumstances.

Capital loss carryforwards result when a Fund has net capital losses during a tax year. These are carried over to subsequent years and may reduce distributions of realized gains in those years. Unused capital loss carryforwards expire in eight years. Until such capital loss carryforwards are offset or expire, it is unlikely that the Board of Directors will authorize a distribution of any net realized gains.

Non-U.S. Shareholders. Under the Code, distributions of net investment income by a Fund to a shareholder who, as to the U.S., is a nonresident alien individual, nonresident alien fiduciary of a trust or estate, foreign corporation, or foreign partnership (a "foreign shareholder") will be subject to U.S. tax withholding (at a 30% or lower treaty rate). Withholding will not apply if a dividend paid by a Fund to a foreign shareholder is "effectively connected" with a U.S. trade or business, in which case the reporting and withholding requirements applicable to U.S. citizens, U.S. residents, or domestic corporations will apply. Distributions of net long-term capital gains are not subject to tax withholding, but in the case of a foreign shareholder who is a nonresident alien individual, such distributions ordinarily will be subject to U.S. income tax at a rate of 30% if the individual is physically present in the U.S. for more than 182 days during the taxable year.

Other Information. The amount of any realized gain or loss on closing out a futures contract such as a forward commitment for the purchase or sale of foreign currency will generally result in a realized capital gain or loss for tax purposes. Under Code Section 1256, futures contracts held by a Fund at the end of each fiscal year will be required to be "marked to market" for federal income tax purposes, that is, deemed to have been sold at market value. Sixty percent (60%) of any net gain or loss recognized on these deemed sales and sixty percent (60%) of any net realized gain, or loss from any actual sales will be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss. Code Section 988 may also apply to currency transactions. Under Section 988, each foreign currency gain or loss is generally computed separately and treated as ordinary income or loss. In the case of overlap between Sections 1256 and 988, special provisions determine the character and timing of any income, gain, or loss. The Funds will attempt to monitor Section 988 transactions to avoid an adverse tax impact. See also "Investment Objectives, Policies, and Risk Considerations" in this Statement of Additional Information.

Any loss realized on redemption or exchange of a Fund's shares will be disallowed to the extent shares are reacquired within the 61 day period beginning 30 days before and ending 30 days after the shares are redeemed or exchanged.

Under the Code, a Fund's taxable income for each year will be computed without regard to any net foreign currency loss attributable to transactions after October 31, and any such net foreign currency loss will be treated as arising on the first day of the following taxable year. A Fund may be required to pay withholding and other taxes imposed by foreign countries generally at rates from 10% to 40% which would reduce such Fund's investment income. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. It is not anticipated that shareholders (except with respect to the Global Fund, the International Growth Fund, the International Small Cap Fund, and the Emerging Markets Fund) will be entitled to a foreign tax credit or deduction for such foreign taxes.

With  respect  to  the  Global  Fund,   the   International   Growth  Fund,  the
International Small Cap Fund, or the Emerging Markets Fund, so long as it (i) qualifies for treatment as a regulated investment company, (ii) is liable for foreign income taxes, and (iii) more than 50% of its total assets at the close of its taxable year consist of stock or securities of foreign corporations, it may elect to "pass through" to its shareholders the amount of such foreign taxes paid. If this election is made, information with respect to the amount of the foreign income taxes that are allocated to the applicable Fund's shareholders will be provided to them and any shareholder subject to tax on dividends will be required (i) to include in ordinary gross income (in addition to the amount of the taxable dividends actually received) its proportionate share of the foreign taxes paid that are attributable to such dividends, and (ii) either deduct its proportionate share of foreign taxes in computing its taxable income or to claim that amount as a foreign tax credit (subject to applicable limitations) against U.S. income taxes.

The foregoing is a general abbreviated summary of present United States federal income taxes on dividends and distributions by each Fund. Investors are urged to consult their own tax advisors for more detailed information and for information regarding any foreign, state, and local taxes applicable to dividends and distributions received.

ADDITIONAL INFORMATION

Custodian. The Northern Trust Company, 50 South LaSalle Street, Chicago, Illinois 60675, acts as Custodian for the Investment Company's assets, and as such safekeeps the Funds' portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Investment Company's request, and maintains records in connection with its duties.

Independent Auditors; Financial Statements. The Investment Company's independent auditors are Coopers & Lybrand L.L.P., 333 Market Street, San Francisco, California 94105. Coopers & Lybrand L.L.P. will conduct an annual audit of each Fund, assist in the preparation of each Fund's federal and state income tax returns, and consult with the Investment Company as to matters of accounting, regulatory filings, and federal and state income taxation. The financial statements of the Funds as of October 31, 1997 incorporated herein by reference are audited. Such financial statements are included herein in reliance on the opinion of Coopers & Lybrand L.L.P. given on the authority of said firm as experts in auditing and accounting.

Legal Opinions. The validity of the shares of common stock offered hereby will be passed upon by Paul, Hastings, Janofsky & Walker LLP, 345 California Street, San Francisco, California 94104. In addition to acting as counsel to the Investment Company, Paul, Hastings, Janofsky & Walker LLP has acted and may continue to act as counsel to the Advisor and its affiliates in various matters.

Use of Name. The Advisor has granted the Investment Company the right to use the "Fremont" name and has reserved the rights to withdraw its consent to the use of such name by the Investment Company at any time, or to grant the use of such name to any other company, and the Investment Company has granted the Advisor, under certain conditions, the use of any other name it might assume in the future, with respect to any other investment company sponsored by the Advisor.

Shareholder Voting Rights. The Investment Company currently issues shares in thirteen series and may establish additional classes or series of shares in the future. When more than one class or series of shares is outstanding, shares of all classes and series will vote together for a single set of directors, and on other matters affecting the entire Investment Company, with each share entitled to a single vote. On matters affecting only one class or series, only the shareholders of that class or series shall be entitled to vote. On matters relating to more than one class or series but affecting the classes and series differently, separate votes by class and series are required. Shareholders holding 10% of the shares of the Investment Company may call a special meeting of shareholders.

Liability of Directors and Officers. The Articles of Incorporation of the Investment Company provide that, subject to the provisions of the 1940 Act, to the fullest extent permitted under Maryland law, no officer or director of the Investment Company may be held personally liable to the Investment Company or its shareholders.

Certain Shareholders. To the best knowledge of the Funds, shareholders owning 5% or more of the outstanding shares of the Funds as of record are set forth below:

                                 Shareholder                                        % held as of
                                 -----------                                        ------------
Fund                             Name & Address                                     February 19, 1998
----                             --------------                                     -----------------
Money Market Fund                Bechtel Mast Trust for Qualifed Employees             51.83%
                                 P.O. Box 1742
                                 Church St. Station
                                 New York, NY  10008-1742

                                 Sequoia Ventures, Inc.                                11.72%
                                 50 Fremont Streeet, Ste 3600
                                 San Francisco, Ca  94105-2239

Bond Fund                        Bechtel Mast Trust for Qualifed Employees             76.01%
                                 P.O. Box 1742
                                 Church St. Station
                                 New York, NY  10008-1742

                                 Sequoia Ventures, Inc.                                 5.32%
                                 50 Fremont Streeet, Ste 3600
                                 San Francisco, Ca  94105-2239

Real Estate                      Charles Schwab & Co., Inc.                            40.22%
Securities Fund                  101 Montgomery Street
                                 San Francisco, CA  94104-4122

                                 National Financial Services Corp                      14.42%
                                 FBO Sal Vella
                                 200 Liberty Street
                                 New York, NY  10281-1003

                                 Donald Lufkin  & Jenrette                             12.52%
                                 Mutual Funds, 7th Floor
                                 1 Pershing Plaza
                                 Jersey City, NJ  07399-0001

                                 Fremont Investment Advisors, Inc.                     10.00%
                                 333 Market Street, Ste. 2600
                                 San Francisco, Ca  94105-2127

Global Fund                      Bechtel Mast Trust for Qualifed Employees             43.33%
                                 P.O. Box 1742
                                 Church St. Station
                                 New York, NY  10008-1742

                                 BF Fund Limited                                        6.05%
                                 50 Fremont Street, Ste. 3600
                                 San Francisco, CA  94105-2239

Growth Fund                      BF Fund Limited                                       54.01%
                                 50 Fremont Street, Ste. 3600
                                 San Francisco, CA  94105-2239

International Growth             BF Fund Limited                                       71.50%
Fund                             50 Fremont Street, Ste. 3600
                                 San Francisco, CA  94105-2239

                                 Fremont Investors, Inc.                                5.11%
                                 50 Fremont Street, Ste. 3600
                                 San Francisco, CA  94105-2239

International Small              Charles Schwab & Co., Inc.                            18.72%
Cap Fund                         101 Montgomery Street
                                 San Francisco, CA  94104-4122

                                 Fremont Investors, Inc.                               15.92%
                                 50 Fremont Street, Ste. 3600
                                 San Francisco, CA  94105-2239

                                 Fremont Investment Advisors, Inc.                     14.29%
                                 333 Market Street, Ste. 2600
                                 San Francisco, Ca  94105-2127

                                 Fremont Group                                         11.31%
                                 50 Fremont Street, Ste. 3600
                                 San Francisco, CA  94105-2239

                                 Gary L. Bergstrom                                      8.21%
                                 303 Marsh Street
                                 Belmont MA 02178-1733

Select Fund                      Fremont Investors, Inc.                               96.72%
                                 50 Fremont  Street, Ste. 3600
                                 San Francisco, CA  94105-2239

U.S. Small Cap Fund              Fremont Investors, Inc.                               83.23%
                                 50 Fremont  Street, Ste. 3600
                                 San Francisco, CA  94105-2239

Emerging Markets                 Charles Schwab & Co., Inc.                            21.99%
Fund                             101 Montgomery Street

                                 San Francisco, CA  94104-4122

                                 Fremont Investors, Inc.                               15.04%
                                 50 Fremont  Street, Ste. 3600
                                 San Francisco, CA  94105-2239

                                 Fremont Investment Advisors, Inc.                     13.38%
                                 333 Market Street, Ste. 2600
                                 San Francisco, Ca  94105-2127

                                 Fremont Group                                         10.69%
                                 50 Fremont Street, Ste. 3600
                                 San Francisco, CA  94105-2239

U.S. Micro-Cap Fund              Charles Schwab & Co., Inc.                            29.36%
                                 101 Montgomery Street
                                 San Francisco, CA  94104-4122

                                 Goodness Limited                                      12.73%
                                 P.O. Box N-7776
                                 Nassau, Bahamas

                                 National Financial Services Corp                       7.45%
                                 FBO Sal Vella
                                 200 Liberty Street
                                 New York, NY  10281-1003

                                 Donald Lufkin  & Jenrette                              6.32%
                                 Mutual Funds, 7th Floor
                                 1 Pershing Plaza
                                 Jersey City, NJ  07399-0001

California                       BF Fund Limited                                       71.44%
Intermediate Tax-                50 Fremont Street, Ste. 3600
Free Fund                        San Francisco, CA  94105-2239

                                 Charles Schwab & Co., Inc.                            13.02%
                                 101 Montgomery Street
                                 San Francisco, CA  94104-4122

                                 Willis S. Slusser and Marion B. Slusser                5.86%
                                 200 Deer Valley Road, #1D
                                 San Rafael,  CA  94903-5513


Other Investment Information. The Advisor directs the management of over $4.7 billion of assets and internally manages over $1.9 billion of assets for retirement plans, foundations, private portfolios, and mutual funds. The Advisor's philosophy is to apply a long-term approach to investing that balances risk and return potential.

The Global Fund's investment objectives are similar to the objectives of Bechtel Trust & Thrift Plan, Fund A. The Bond Fund's investment objectives are the same as the objectives of Bechtel Trust & Thrift Plan, Fund B. The Money Market
Fund's investment objectives are the same as the objectives of Bechtel Trust & Thrift Plan, Fund C.

Historical annual returns of various market indices may be used to represent the returns of various asset classes as follows:

     (1)  U.S. Stocks: Standard & Poor's 500 Index;

     (2) Foreign Stocks: Morgan Stanley Europe, Australia and Far East (EAFE) Index;

     (3)  Intermediate    U.S.    Bonds:     Lehman    Brothers     Intermediate
          Government/Corporate Bond Index;

     (4)  Foreign Bonds: Salomon Brothers Non-U.S. Dollar Bond Index;

     (5)  Money Market  Securities:  1980-1986,  90 day U.S. Treasury Bill rate:
          1987-1997 Donoghue First Tier Money Market Fund Average; and

     (6) The National Association of Real Estate Investment Trusts' (NAREIT) Equity REIT Index.

The total returns for the above indices for the years 1980 through 1996 are as follows (source: Fremont Investment Advisors, Inc.):
                                                             Money
                        Foreign  Intermediate   Foreign      Market
           U.S. Stocks  Stocks    U.S. Bond      Bonds     Securities     NAREIT
           -----------  ------    ---------      -----     ----------     ------
   1980       32.4%      24.4%       6.4%        14.2%       11.8%        28.02%
   1981       -5.0%      -1.0%      10.5%        -4.6%       16.1%         8.58%
   1982       21.3%      -0.9%      26.1%        11.9%       10.7%        31.64%
   1983       22.3%      24.6%       8.6%         4.4%        8.6%        25.47%
   1984        6.3%       7.9%      14.4%        -1.9%       10.0%        14.82%
   1985       31.8%      56.7%      18.1%        35.0%        7.5%         5.92%
   1986       18.7%      70.0%      13.1%        31.4%        5.9%        19.18%
   1987        5.1%      24.9%       3.7%        35.2%        6.0%       -10.67%
   1988       16.8%      28.8%       6.7%         2.4%        6.9%        11.36%
   1989       31.4%      11.1%      12.8%        -3.4%        8.5%        -1.81%
   1990       -3.2%     -23.0%       9.2%        15.3%        7.5%       -17.35%
   1991       30.6%      12.9%      14.6%        16.2%        5.5%        35.68%
   1992        7.7%     -11.5%       7.2%         4.8%        3.3%        12.18%
   1993       10.0%      33.3%       8.8%        15.1%        2.6%        18.55%
   1994        1.3%       8.1%      -1.9%         6.0%        3.6%         0.81%
   1995       37.5%      11.2%      15.3%        19.6%        5.3%        18.31%
   1996       23.0%       6.1%       4.1%         4.5%        4.8%        35.75%
   1997       33.4%       1.8%       7.9%        -4.3%        5.0%        29.14%

The Bond Fund, the Real Estate Securities Fund, the Global Fund, the Growth Fund, the International Growth Fund, the International Small Cap Fund, the Select Fund, the U.S. Small Cap Fund, the Emerging Markets Fund, and the U.S. Micro-Cap Fund are best suited as long-term investments. While they offer higher potential total returns than certificates of deposit or money market funds (including the Money Market Fund), they involve added return volatility or risk. The prospective investor must weigh this potential for higher return against the associated higher risk.

INVESTMENT RESULTS

The Investment Company may from time to time include information on the investment results (yield or total return) of a Fund in advertisements or in reports furnished to current or prospective shareholders.

Current yield for the Money Market Fund will be calculated based on the net change, exclusive of capital changes, over a seven-day period, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7) with the resulting yield figure carried to at least the nearest hundredth of one percent. As of October 31, 1997, the seven-day current yield for the Money Market Fund was 5.33%.

Effective Yield (or 7-day compound yield) for the Money Market Fund will be calculated based on the net change, exclusive of capital changes, over a seven-day period, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and then dividing the difference by the value of the account, at the beginning of the base period to obtain this base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to (365/7), and subtracting 1 from the result, according to the following formula:
                                                       365/7
            EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)     -1].

The resulting yield figure is carried to at least the nearest hundredth of one percent. As of October 31, 1997, the effective yield for the Money Market Fund was 5.47%.

With  respect  to  the  Bond  Fund,  the  Global  Fund,  the  Growth  Fund,  the
International Growth Fund, the International Small Cap Fund, the Emerging Markets Fund, and the U.S. Micro-Cap Fund, the average annual rate of return ("T") for a given period is computed by using the redeemable value at the end of the period ("ERV") of a hypothetical initial investment of $1,000 ("P") over the period in years ("n") according to the following formula as required by the SEC:
                                        n
                                  P(1+T)  = ERV

The following assumptions will be reflected in computations made in accordance with the formula stated above: (1) reinvestment of dividends and distributions at net asset value on the reinvestment date determined by the Board of Directors; and (2) a complete redemption at the end of any period illustrated. Each Fund will calculate total return for one, five, and ten-year periods after such a period has elapsed, and may calculate total returns for other periods as well. In addition, each Fund will provide lifetime average annual total return figures.

The average annual total returns of the Funds for the periods ended October 31, 1997 are as follows:

                                                                         Since
                                              1 Year       5 Years     Inception

Money Market Fund                              5.39%        4.54%        5.51%
Bond Fund                                      9.54%         ---         7.54%
Global Fund                                   13.01%       11.62%       10.44%
Growth Fund                                   29.26%       18.25%       17.96%
International Growth Fund                     -0.01%         ---         2.55%
International Small Cap Fund                 -14.56%         ---        -3.71%
U.S. Small Cap Fund                             ---          ---        -4.06%*
Emerging Markets Fund                         12.55%         ---         6.61%
U.S. Micro-Cap Fund                           28.80%         ---        33.43%

*Unannualized

The Bond  Fund may  quote its  yield,  which is  computed  by  dividing  the net investment income per share earned during a 30-day period by the maximum offering price per share on the last day of the period, according to the following formula:
                          6
YIELD = 2[((a - b)/cd + 1)  - 1]

Where:        a  =    dividends and interest earned during the period
              b  =    expenses accrued for the period (net of reimbursements)
              c  =    the  average  daily  number of shares  outstanding  during the period  that were  entitled  to receive  dividends
              d  =    the maximum offering price  per share on  the last day  of the period

The Bond Fund's 30-day yield as of October 31, 1997 was 5.94%.

Each Fund's investment results will vary from time to time depending upon market conditions, the composition of a Fund's portfolio and operating expenses of a Fund, so that current or past yield or total return should not be considered representations of what an investment in a Fund may earn in any future period. These factors and possible differences in the methods used in calculating investment results should be considered when comparing a Fund's investment results with those published for other investment companies and other investment vehicles. A Fund's results also should be considered relative to the risks associated with such Fund's investment objective and policies.

The Investment Company may from time to time compare the investment results of a Fund with, or refer to, the following:

     (1) Average of Savings Accounts, which is a measure of all kinds of savings deposits, including longer-term certificates (based on figures supplied by the U.S. League of Savings Institutions). Savings accounts offer a guaranteed rate of return on principal, but no opportunity for capital growth. During certain periods, the maximum rates paid on some savings deposits were fixed by law.

     (2) The Consumer Price Index, which is a measure of the average change in prices over time in a fixed market basket of goods and services (e.g., food, clothing, shelter, and fuels, transportation fares, charges for doctors' and dentists' services, prescription medicines, and other goods and services that people buy for day-to-day living).

     (3) Statistics reported by Lipper Analytical Services, Inc., which ranks mutual funds by overall performance, investment objectives, and assets.

     (4) Standard & Poor's "500" Index, which is a widely recognized index composed of the capitalization-weighted average of the price of 500 large publicly traded U.S. common stocks.

     (5)  Dow Jones Industrial Average.

     (6)  CNBC/Financial News Composite Index.

     (7)  Russell 1000 Index,  which  reflects the common stock price changes of
          the  1,000   largest   publicly   traded  U.S.   companies  by  market
          capitalization.

     (8)  Russell 3000 Index,  which  reflects the common stock price changes of
          the  3,000   largest   publicly   traded  U.S.   companies  by  market
          capitalization.

     (9) Wilshire 5000 Index, which reflects the investment return of the approximately 5,000 publicly traded securities for which daily pricing is available, weighted by market capitalization, excluding income.

     (10) Salomon Brothers Broad Investment Grade Index,  which is a widely used
          index   composed  of  U.S.   domestic   government,   corporate,   and
          mortgage-backed fixed income securities.

     (11) Wilshire Associates, an on-line database for international financial and economic data including performance measures for a wide variety of securities.

     (12) Morgan Stanley Europe, Australia and Far East (EAFE) Index, which is composed of foreign stocks.

     (13) IFC Emerging Markets Investables Indices, which measure stock market performance in various developing countries around the world.

     (14) Salomon Brothers World Bond Index, which is composed of domestic and foreign corporate and government fixed income securities.

     (15) Lehman  Brothers  Government/Corporate  Bond Index,  which is a widely
          used  index  composed  of  investment  quality  U.S.   government  and
          corporate fixed-income securities.

     (16) Lehman Brothers Government/Corporate Intermediate Bond Index, which is a widely used index composed of investment quality U.S. government and corporate fixed income securities with maturities between one and ten years.

      (17)  Salomon Brothers World Government Bond Index, which is a widely used
            index  composed  of  U.S.  and  non-U.S.   government  fixed  income
            securities of the major countries of the World.

      (18) 90-day U.S. Treasury Bills Index, which is a measure of the performance of constant maturity 90-day U.S. Treasury Bills.

      (19) Donoghue First Tier Money Fund Average, which is an average of the 30-day yield of approximately 250 major domestic money market funds.

      (20) Salomon Brothers Non-U.S. World Government Bond Index, which is the World Government Bond index excluding its U.S. market component.

      (21) Salomon Brothers Non-Dollar Bond Index, which is composed of foreign corporate and government fixed income securities.

      (22) Bear Stearns Foreign Bond Index, which provides simple average returns for individual countries and GNP-weighted index, beginning in 1975. The returns are broken down by local market and currency.

      (23) Ibbottson Associates International Bond Index, which provides a detailed breakdown of local market and currency returns since 1960.

      (24) The World Bank Publication of Trends in Developing Countries ("TIDE"), which provides brief reports on most of the World Bank's borrowing members. The World Development Report is published annually and looks at global and regional economic trends and their implications for the developing economies.

      (25) Datastream and Worldscope, which is an on-line database retrieval service for information including but not limited to international financial and economic data.

      (26)  International  Financial  Statistics,   which  is  produced  by  the
            International Monetary Fund.

      (27)  Various   publications   and  annual   reports  such  as  the  World
            Development Report, produced by the World Bank and its affiliates.

      (28) Various publications from the International Bank for Reconstruction and Development/The World Bank.

      (29) Various publications including but not limited to ratings agencies such as Moody's Investors Service, Fitch Investors Service, and Standard Poor's Ratings Group.

      (30) Various publications from the Organization for Economic Cooperation and Development.

      (31) Bechtel Trust & Thrift Plan, Fund A (Global Multi-Asset Fund), Fund B (Bond Fund), Fund C (Money Market Fund), and Fund D (U.S. Stock
            Fund).*

* Bechtel Trust & Thrift Plan performance results include reinvestment of dividends, interest, and other income, and are net of investment management fees. Results for

     Fund A, Fund B, and Fund D were in part  achieved  through  the  efforts of
     investment   managers  selected  by  Fremont  Investment  Advisors  or  its predecessor organizations.

Indices prepared by the research departments of such financial organizations as the Sub-Advisor of the Funds; J.P. Morgan; Lehman Brothers; S.G. Warburg; Jardine Fleming; the Asian Development Bank; Bloomberg, L.P.; Morningstar, Inc; Salomon Brothers, Inc.; Merrill Lynch, Pierce, Fenner & Smith, Inc.; Morgan Stanley; Bear Stearns & Co., Inc.; and Ibbottson Associates of Chicago, Illinois ("Ibbotson") may be used, as well as information provided by the Federal Reserve and the respective central banks of various countries.

The Investment Company may use performance rankings and ratings reported periodically in national financial publications such as, but not limited to, Money Magazine, Forbes, The Wall Street Journal, Investor's Business Daily, Fortune, Smart Money, Business Week, and Barron's.

The Advisor believes the Funds are an appropriate investment for long-term investment goals including, but not limited to, funding retirement, paying for education, or purchasing a house. The Funds do not represent a complete investment program, and investors should consider the Funds as appropriate for a portion of their overall investment portfolio with regard to their long-term investment goals.

The Advisor believes that a growing number of consumer products, including, but not limited to, home appliances, automobiles, and clothing, purchased by Americans are manufactured abroad. The Advisor believes that investing globally in the companies that produce products for U.S. consumers can help U.S. investors seek protection of the value of their assets against the potentially increasing costs of foreign manufactured goods. Of course, there can be no assurance that there will be any correlation between global investing and the costs of such foreign goods unless there is a corresponding change in value of the U.S. dollar to foreign currencies. From time to time, the Investment Company may refer to or advertise the names of such companies although there can be no assurance that the Funds may own the securities of these companies.

From time to time, the Investment Company may refer to the number of shareholders in a Fund or the aggregate number of shareholders in all Fremont Mutual Funds or the dollar amount of Fund assets under management or rankings by DALBAR Savings, Inc. in advertising materials.

A Fund may compare its performance to that of other compilations or indices of comparable quality to those listed above which may be developed and made available in the future. The Funds may be compared in advertising to Certificates of Deposit (CDs), the Bank Rate Monitor National Index, an average of the quoted rates for 100 leading banks and thrifts in ten U.S. cities chosen to represent the ten largest Consumer Metropolitan statistical areas, or other investments issued by banks. The Funds differ from bank investments in several respects. The Funds may offer greater liquidity or higher potential returns than CDs; but unlike CDs, the Funds will have a fluctuating share price and return and are not FDIC insured.

A Fund's performance may be compared to the performance of other mutual funds in general, or to the performance of particular types of mutual funds. These comparisons may be expressed as mutual fund rankings prepared by Lipper Analytical Services, Inc. (Lipper), an independent service which monitors the performance of mutual funds. Lipper generally ranks funds on the basis of total return, assuming reinvestment of distributions, but does not take sales charges or redemption fees into consideration, and is prepared without regard to tax consequences. In addition to the mutual fund rankings, a Fund's performance may be compared to mutual fund performance indices prepared by Lipper.

The Investment Company may provide information designed to help individuals understand their investment goals and explore various financial strategies. For example, the Investment Company may describe general principles of investing, such as asset allocation, diversification, and risk tolerance.

Ibbottson provides historical returns of capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the CPI), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indices.

The Investment Company may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the Funds. The Funds may also compare performance to that of other compilations or indices that may be developed and made available in the future.

In advertising materials, the Advisor may reference or discuss its products and services, which may include retirement investing, the effects of dollar-cost averaging, and saving for college or a home. In addition, the Advisor may quote financial or business publications and periodicals, including model portfolios or allocations, as they relate to fund management, investment philosophy, and investment techniques.

A Fund may discuss its NASDAQ symbol, CUSIP number, and its current portfolio management team.

From time to time, a Fund's performance also may be compared to other mutual funds tracked by financial or business publications and periodicals. For example, the Funds may quote Morningstar, Inc. in its advertising materials. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. In addition, the Funds may quote financial or business publications and periodicals as they relate to fund management, investment philosophy, and investment techniques. Rankings that compare the performance of Fremont Mutual Funds to one another in appropriate categories over specific periods of time may also be quoted in advertising.

The Funds may quote various measures of volatility and benchmark correlation such as beta, standard deviation, and R2 in advertising. In addition, the Funds may compare these measures to those of other funds. Measures of volatility seek to compare a Fund's historical share price fluctuations or total returns compared to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. All measures of volatility and correlation are calculated using averages of historical data.

The Funds may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a Fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if a fixed number of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares through periods of low price levels.

The Funds may be available for purchase through retirement plans of other programs offering deferral of or exemption from income taxes, which may produce superior after-tax returns over time. For example, a $10,000 investment earning a taxable return of 10% annually would have an after-tax value of $17,976 after ten years, assuming tax was deducted from the return each year at a 39.6% rate. An equivalent tax-deferred investment would have an after-tax value of $19,626 after ten years, assuming tax was deducted at a 39.6% rate from the deferred earnings at the end of the ten-year period.

A Fund may describe in its sales material and advertisements how an investor may invest in the Fund through various retirement accounts and plans that offer deferral of income taxes on investment earnings and may also enable an investor to make pre-tax contributions. Because of their advantages, these retirement accounts and plans may produce returns superior to comparable non-retirement investments. The Funds may also discuss these accounts and plans which include the following:

Individual Retirement Accounts (IRAs): Any individual who receives earned income from employment (including self-employment) can contribute up to $2,000 each year to an IRA (or 100% of compensation, whichever is less). Married couples with a non-working spouse or a spouse not covered by an employers plan can make a completely deductible IRA contribution for that spouse as long as their combined adjusted gross income does not exceed $150,000. Some individuals may be able to take an income tax deduction for the contribution. Regular contributions may not be made for the year after you become 70 1/2, or thereafter.

Rollover IRAs: Individuals who receive distributions from qualified retirement plans (other than required distributions) and who wish to keep their savings growing tax-deferred can rollover (or make a direct transfer of) their distribution to a Rollover IRA. These accounts can also receive rollovers or transfers from an existing IRA.

SEP-IRAs and SIMPLE IRAs: Simplified employee pension (SEP) plans and SIMPLE plans provide employers and self-employed individuals (and any eligible employees) with benefits similar to Keogh-type plans or 401(k) plans, but with fewer administrative requirements and therefore lower annual administration expenses.

Roth IRA: The Roth IRA allows investment of after-tax dollars in a retirement account that provides tax-free growth. Funds can be withdrawn without federal income tax or penalty after the account has been open for five years and the age of 59 1/2 has been attained.

Profit sharing (including 401(k) and money purchase pension plans): Corporations can sponsor these qualified defined contribution plans for their employees. A 401(k) plan, a type of profit sharing plan, additionally permits the eligible, participating employees to make pre-tax salary reduction contributions to the plan (up to certain limitations).

The Advisor may from time to time in its sales methods and advertising discuss the risks inherent in investing. The major types of investment risk are market risk, industry risk, credit risk, interest rate risk, and inflation risk. Risk represents the possibility that you may lose some or all of your investment over a period of time. A basic tenet of investing is the greater the potential reward, the greater the risk.

From time to time, the Funds and the Advisor will quote certain information including, but not limited to, data regarding: individual countries, regions, world stock exchanges, and economic and demographic statistics from sources the Advisor deems reliable, including, but not limited to, the economic and financial data of such financial organizations as:

1) Stock market capitalization: Morgan Stanley Capital International World Indices, International Finance Corporation, and Datastream.

2) Stock market trading volume: Morgan Stanley Capital International World Indices, and International Finance Corporation.

3) The number of listed companies: International Finance Corporation, Salomon Brothers, Inc., and S.G. Warburg.

4) Wage rates: U.S. Department of Labor Statistics and Morgan Stanley Capital International World Indices.

5) International industry performance: Morgan Stanley Capital International World Indices, Wilshire Associates, and Salomon Brothers, Inc.

6) Stock market performance: Morgan Stanley Capital International World Indices, International Finance Corporation, and Datastream.

7) The Consumer Price Index and inflation rate: The World Bank, Datastream, and International Finance Corporation.

8)   Gross Domestic Product (GDP): Datastream and The World Bank.

9) GDP growth rate: International Finance Corporation, The World Bank, and Datastream.

10)  Population: The World Bank, Datastream, and United Nations.

11) Average annual growth rate (%) of population: The World Bank, Datastream, and United Nations.

12) Age distribution within populations: Organization for Economic Cooperation and Development and United Nations.

13) Total exports and imports by year: International Finance Corporation, The World Bank, and Datastream.

14) Top three companies by country, industry, or market: International Finance Corporation, Salomon Brothers, Inc., and S.G. Warburg.

15) Foreign direct investments to developing countries: The World Bank and Datastream.

16) Supply, consumption, demand, and growth in demand of certain products, services, and industries, including, but not limited to, electricity, water, transportation, construction materials, natural resources, technology, other basic infrastructure, financial services, health care services and supplies, consumer products and services, and telecommunications equipment and services (sources of such information may include, but would not be limited to, The World Bank, OECD, IMF, Bloomberg, and Datastream).

17) Standard deviation and performance returns for U.S. and non-U.S. equity and bond markets: Morgan Stanley Capital International.

18)  Political and economic structure of countries: Economist Intelligence Unit.

19) Government and corporate bonds - credit ratings, yield to maturity and performance returns: Salomon Brothers, Inc.

20)  Dividend for U.S. and non-U.S. companies: Bloomberg.

In advertising and sales materials, the Advisor or a Sub-Advisor may make reference to or discuss its products, services, and accomplishments. Such accomplishments do not provide any assurance that the Fremont Mutual Funds' investment objectives will be achieved.

                           FREMONT INVESTMENT ADVISORS

                              Innovative Investment
                                 Management and
                                Advisory Services













                     A subsidiary of Fremont Investors, Inc.

                                THE FREMONT GROUP

      The Fremont Group manages over $6 billion in four key business areas.


     Fremont  Investment  Advisors,  Inc.  (FIA),  is a  subsidiary  of  Fremont
Investments, Inc., which is affiliated with The Fremont Group. Fremont Investors, Inc. employs over 200 professionals in offices throughout the United States and manages over $6 billion in four key business areas.


     Direct   Investments  -  Fremont  holds  significant  equity  positions  in companies from a broad range of industries including:

                      o Crown Pacific -- timber/lumber

                      o Petro Shopping Centers -- full-service truck stops

                      o Trinity Ventures -- venture capital

Real Estate - Fremont Properties, Inc., a subsidiary of Fremont Investors, Inc. acquires and develops commercial, retail and industrial real estate. Fremont Properties also manages over 6 million square feet of real estate in 29 properties across the U.S.

Energy - Activities of The Fremont Group's energy affiliate, Fremont Energy L.P., include oil and natural gas exploration and development

Securities  Management  - Through its  affiliated  company,  Fremont  Investment
Advisors, The Fremont Group manages over $4.7 billion in global investment portfolios.

                           FREMONT INVESTMENT ADVISORS

   Fremont Investment Advisors provides investment management services to both institutional and individual clients.


              Originally organized to manage the marketable securities of Bechtel, Fremont Investment Advisors' professional staff operated for many years within Bechtel's treasury area. In 1986, FIA became a separate organization.

              FIA is a registered investment advisor which provides investment management and advisory services to a variety of clients including:

              --  defined benefit plans

              --  defined contribution plans

              --  foundations and trusts

              --  high net worth individuals

              Major clients include the Bechtel Retirement Plan which has over 15,000 participants and was recently rated as one of the ten best corporate retirement plans in the U.S. by Worth Magazine.




                              FREMONT MUTUAL FUNDS

       The Fremont Funds offer investors eleven no-load mutual funds in a wide variety of investment areas.

Fremont Investment Advisors formed the Fremont Mutual Funds in 1988 in response to retiring Bechtel employees who were taking their retirement savings out of the Bechtel Retirement Plan. These employees were looking for low cost mutual fund options for their personal investments and retirement plan distributions.

The Fremont Family of Funds includes eleven no-load mutual funds in a variety of investment disciplines. From conservative bond and money market funds to aggressive U.S. micro-cap and international small cap stock funds, Fremont Mutual Funds offer investors a full range of investment options.

                        INNOVATIVE INVESTMENT MANAGEMENT

         Fremont Investment Advisors utilizes both internal and external investment management expertise.



Fremont  Investment  Advisors  is  innovative  in  its  approach  to  investment management. By combining the talents of both internal and external investment managers, FIA offers the highest quality management in each investment discipline.

This "hybrid" approach allows FIA to concentrate resources in investment areas where its investment professionals excel. These areas include global asset allocation, economic analysis and the municipal bond market.

For other specialty investment disciplines, FIA selects external or "outside" managers with excellent long-term performance track records within the institutional marketplace. This close partnership provides smaller institutional and individual investors with access to the investment management expertise usually reserved only for the largest institutional investors.

                FIA's current team of external managers includes:

                International Stock Investments
                --Acadian Asset Management

                --Nicholas Applegate Capital Management (Hong Kong) LLC

                Bond Investments
                --Pacific Investment Management Company
                  (PIMCO)

               -- U.S. Micro-Cap and Small Cap Investment
                  Kern Capital Management LLC
                  (KCM)




            For more information about Fremont or the Fremont Funds,
                       please call 800-548-4539 (press 1).

                                    THE FREMONT GROUP
                                        ORGANIZATION
                                 |     |      |     |
                                 |     |      |     |
                                 |     |      |     |
               Direct Investments|     |      |     |
                                       |      |     |
                            Real Estate|      |     |
                                              |     |
                                        Energy|     |
                                                    |
                                        Securities Management
                                                    |
                                                    |
                                                Fremont            Fremont
                                                Investment --      Mutual
                                                Advisors           Funds

                       APPENDIX A: DESCRIPTION OF RATINGS

Description of Commercial Paper Ratings:

Moody's Investors Service, Inc. employs the designation "Prime-1" to indicate commercial paper having the highest capacity for timely repayment.

Issuers rated Prime-1 "have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protections; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity."

Standard & Poor's Ratings Group's ratings of commercial paper are graded into four categories ranging from "A" for the highest quality obligations to "D" for the lowest. Issues assigned the highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with numbers 1, 2, and 3 to indicate the relative degree of safety.

A-1 - "This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation."

Fitch Investors Services, Inc.'s short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes. The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

F-1+ - "Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment."

F-1 - "Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+."

Duff & Phelps Credit Rating Co. employs the designation "D-1" to indicate high-grade short-term debt.

D-1+ - "Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources or funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations."
                                   Appendix-1

D-1 - "Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor."

D-1- - "High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small."

IBCA Limited's short-term ratings range from "A1" for the highest quality obligation to "C" for the lowest.

A1 - "Obligations supported by the highest capacity for timely repayment. Where issues possess a particularly strong credit feature, a rating of 'A1+' is assigned."

Thomson BankWatch assigns short-term debt ratings ranging from "TBW-1" to "TBW-4." Important factors that may influence its assessment are the overall financial health of the particular company, and the probability that the government will come to the aid of a troubled institution in order to avoid a default or failure.

TBW-1 - "The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis."



Description of Bond Ratings:

Moody's Investors Service, Inc. rates the long-term debt securities issued by various entities from "Aaa" to "C." The ratings from "Aa" through "B" may be modified by the addition of 1, 2 or 3 to show relative standing within the major rating categories. Investment ratings are as follows:

Aaa - Best quality. These securities "carry the smallest degree of investment risk and are generally referred to as 'gilt edge.' Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues."

Aa - High quality by all standards. "They are rated lower than the best bond because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat greater."

A - Upper medium grade obligations. These bonds possess many favorable investment attributes. "Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future."
                                   Appendix-2
                                      -62-

Baa - Medium grade obligations. "Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well."

Ba - "Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class."

B - "Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small."

Standard & Poor's Ratings Group rates the long-term debt securities of various entities in categories ranging from "AAA" to "D" according to quality. The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories. Investment ratings are as follows:

AAA - Highest rating. "Capacity to pay interest and repay principal is extremely strong."

AA - High grade. "Very strong capacity to pay interest and repay principal."

A - "Strong capacity to pay interest and repay principal," although "somewhat more susceptible to the adverse effects of change in circumstances and economic conditions than debt in higher rated categories."

BBB - "Adequate capacity to pay interest and repay principal." These bonds normally exhibit adequate protection parameters, but "adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for debt in higher rated categories."

BB, B, CCC, CC - "Debt rated BB, B, CCC, or CC is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions."
                                   Appendix-3

Fitch Investors Services, Inc. rates the long-term debt securities of various entities in categories ranging from "AAA" to "D." The ratings from "AA" through "C" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories. Investment ratings are as follows:

AAA - "Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events."

AA - "Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated 'AAA.' Because bonds are rated 'AAA' and 'AA' categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated 'F-1+'."

A - "Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings."

BBB - "Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings."

BB - "Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements."

B - "Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue."

Duff & Phelps Credit Rating Co. rates the long-term debt securities of various entities in categories ranging from "AAA" to "DD." The ratings from "AA" through "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories. Investment ratings are as follows:

AAA - "Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt."
                                   Appendix-4

AA - "High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions."

A - "Protection factors are average but adequate. However, risk factors are more variable and greater in periods of economic stress."

BBB - "Below average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles."

BB - "Below investment grade but deemed likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within this category."

B - "Below investment grade and possessing risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade."

IBCA Limited rates the long-term debt securities of various entities in categories ranging from "AAA" to "C." The ratings below "AAA" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories. Investment ratings are as follows:

AAA - "Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk substantially."

AA - "Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic

or  financial   conditions  may  increase   investment  risk,  albeit  not  very
significantly."

A - "Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk."

BBB - "Obligations for which there is currently a low expectation of investment risk. Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic or financial conditions are more likely to lead to increased investment risk than for obligations in other categories."
                                   Appendix-5

BB - "Obligations for which there is a possibility of investment risk developing. Capacity for timely repayment of principal and interest exists, but is susceptible over time to adverse changes in business, economic or financial conditions."

B - "Obligations for which investment risk exists. Timely repayment of principal and interest is not sufficiently protected against adverse changes in business, economic or financial conditions."

Thomson BankWatch rates the long-term debt securities of various entities in categories ranging from "AAA" to "D." The ratings may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories. Investment ratings are as follows:

AAA - "Indicates that the ability to repay principal and interest on a timely basis is extremely high."

AA - "Indicates a very strong ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category."

A - " Indicates the ability to repay principal and interest is strong. Issues rated A could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings."

BBB - "The lowest investment-grade category; indicates an acceptable capacity to repay principal and interest. BBB issues are more vulnerable to adverse developments (both internal and external) than obligations with higher ratings."

BB - "While not investment grade, the BB rating suggests that the likelihood of default is considerably less than for lower-rated issues. However, there are significant uncertainties that could affect the ability to adequately service debt obligations."

B - "Issues rated B show a higher degree of uncertainty and therefore greater likelihood of default than higher-rated issues. Adverse developments could negatively affect the payment of interest and principal on a timely basis."
                                   Appendix-6

                           FREMONT MUTUAL FUNDS, INC.

                            PART C; OTHER INFORMATION

Item 24.   FINANCIAL STATEMENTS

           (a)      Financial Statements:

                  (1) Investment Portfolio as of a October 31, 1997; Statement of Assets and Liabilities as October 31, 1997; Statement of Operations for the year ended October 31, 1997; Statement of Changes in Net Assets for the years ended October 31, 1997 and 1996; Condensed Financial Information - Financial Highlight for the years ended October 31, 1993 through October 31, 1997; related notes; and the Report of Independent Certified Public Accountants for the Fremont Mutual Funds, Inc. (the "Funds") dated October 31, 1997 are incorporated by reference to the Annual Report to Shareholders of the Fund for the fiscal year ended October 31, 1997 -- on file (File No. 811-5632 under Post-Effective Amendment No. 31 filed March 2, 1998)

           (b)      Exhibits -- Exhibits required  by  Part C, Item 24  of  Form
                    N-1A

           (1)      (a)   Articles of Incorporation -- on file
                           (File No. 811-5632)

                    (b)   Articles of Amendment -- on file
                           (File No. 811-5632)

                    (c)   Articles of Amendment changing name -- on file
                           (File No. 811-5632)

                    (d)   Articles   Supplementary   relating   to   shares  of
                           International   Growth  Fund  --  on  file  (File  No
                           811-5632 under Post-Effective Amendment No. 16 filed December 29, 1993)

                    (e)   Articles Supplementary for Income Fund, changing  name
                           to Bond Fund -- on file (File No. 811-5632 under Post-Effective Amendment No. 17 filed March 1, 1994)

                    (f)   Articles  Supplementary  relating  to  shares  of  the
                           International Small-Cap Fund -- on file (File No. 811-5632 under Post-Effective Amendment No. 18 filed April 22, 1994)

                    (g)   Articles Supplementary relating to shares of the  U.S.
                           Micro-Cap Fund -- on file (File No. 811-5632 under Post-Effective Amendment No. 18 filed April 22, 1994)

                    (h)   Articles  Supplementary  relating  to  shares  of  the
                           Emerging Markets Fund -- on file (File No. 811-5632 under Post-Effective Amendment No. 22 filed April 10,
                           1996)

                    (i)   Articles  Supplementary  relating  to  shares  of  the
                           Institutional U.S. Micro Cap Fund -- on file (File No. 811-5632 Under Post-Effective Amendment No. 31 file March 2, 1998)

                    (j)   Articles Supplementary relating to shares of the  U.S.
                           Small Cap Fund -- on file (File No. 811-5632 Under Post-Effective Amendment No. 31 file March 2, 1998)

                    (k)   Articles Supplementary relating to shares of the  Real
                           Estate Securities Funds -- on file (File No. 811-5632 Under Post-Effective Amendment No. 31 file March 2,
                           1998)

                    (l)   Articles  Supplementary  relating  to  shares  of  the
                           Select Fund -- on file (File No. 811-5632 Under Post-Effective Amendment No. 31 file March 2, 1998)

           (2)      Bylaws -- on  file (File No. 811-5632  under  Post-Effective
                           Amendment No. 21 filed January 20, 1996)

           (3)      None


           (4)      Forms of specimen stock certificate  -- shares are issued in uncertificated form only


           (5)      (a) Amended   and    Restated   Investment   Advisory    and
                           Administrative Services Agreement relating to Money Market Fund, Global Fund, California Intermediate Tax-Free Fund, Bond Fund, Growth Fund and Emerging Markets Fund -- on file (File No. 811-5632)

                    (b) Investment    Advisory   and   Administrative   Services
                           Agreement relating to International Growth Fund -- on file (File No. 811-5632 under Post-Effective Amendment No. 17 filed March 1, 1994)

                    (c) Investment   Advisory   and   Administrative    Services
                           Agreement relating to International Small-Cap Fund and U.S. Micro-Cap Fund -- on file (File No. 811-5632 under Post-Effective Amendment No. 19 filed August 1, 1994)

                    (d) Portfolio Management  Agreement with  Pacific Investment
                           Management Co. and Fremont Investment Advisors, Inc. for Bond (formerly Income) Fund -- on file (File No. 811-5632 under Post-Effective Amendment No. 17 filed March 1, 1994)

                    (e) Portfolio  Management   Agreement  with  Acadian   Asset
                           Management, Inc. and Fremont Investment Advisors, Inc. for International Small Cap Fund -- on file (File No. 811-5632 under Post-Effective Amendment No. 18 filed April 22, 1994)

                    (f) Form  of  Portfolio  Management  Agreement  with  Credit
                           Lyonnais International Asset Management (HK) Limited for Emerging Markets Fund -- on file (File No. 811-5632 under Post-Effective Amendment No. 22 filed April 10, 1996)

                    (g) Investment   Advisory    and   Administrative   Services
                           Agreement relating to Institutional U.S. Micro Cap Fund -- on file (File No. 811-5632 Under Post-Effective Amendment No. 31 file March 2, 1998)

                    (h) Investment   Advisory   and   Administrative    Services
                           Agreement relating to U.S. Small Cap Fund -- on file (File No. 811-5632 Under Post-Effective Amendment No. 31 file March 2, 1998)

                    (i) Investment   Advisory   and   Administrative    Services
                           Agreement relating to Real Estate Securities Fund -- on file (File No. 811-5632 Under Post-Effective Amendment No. 31 file March 2, 1998)

                    (j) Investment   Advisory   and   Administrative    Services
                           Agreement relating to Select Fund -- on file (File No. 811-5632 Under Post-Effective Amendment No. 31 file March 2, 1998)

                    (h) Portfolio  Management   Agreement  with   Kern   Capital
                           Management LLC and Fremont Investment Advisors, Inc. for U.S. Micro-Cap Fund -- on file (File No. 811-5632 under Post-Effective Amendment No. 31 file March 2,
                           1998)

                    (i) Portfolio  Management  Agreement   with   Kern   Capital
                           Management LLC and Fremont Investment Advisors, Inc. for Institutional U.S. Micro-Cap Fund -- on file (File No. 811-5632 Under Post-Effective Amendment No. 31 file March 2, 1998)

                    (j) Portfolio  Management  Agreement   with   Kern   Capital
                           Management LLC and Fremont Investment Advisors, Inc. for U.S. Small-Cap Fund -- on file (File No. 811-5632 Under Post-Effective Amendment No. 31 file March 2,
                           1998)

                    (k) Portfolio   Management    Agreement   with    Kensington
                           Investment Group and Fremont Investment Advisors, Inc. for Real Estate Securities Fund -- on file (File No. 811-5632 Under Post-Effective Amendment No. 31 file March 2, 1998)

                    (l) Portfolio Management Agreement with  Bee  &  Associates,
                           Inc.  and  Fremont  Investment  Advisors,   Inc.  for
                           International Small Cap Fund - file herewith

                    (m) Portfolio  Management Agreement  with  Capital  Guardian
                           Trust Company and Fremont Investment Advisors, Inc. for International Growth Fund - file herewith

           (6)      Distribution Agreement  with First  Fund  Distributors, Inc.
                           -- on file (File No. 811-5632 under Post-Effective Amendment No. 28 filed October 17, 1997)

           (7)      None


           (8)      Custodian Agreement with The  Northern  Trust  Company -- on
                           file   (File   No.  811-5632   under   Post-Effective
                           Amendment No. 21 filed January 20, 1996)

           (9)      (a) Transfer, Dividend  Disbursing, Shareholder Service  and
                           Plan Agency Agreement with Fremont Investment Advisors, Inc. -- on file (File No. 811-5632 under Post-Effective Amendment No. 23 filed February 28,
                           1997)

                    (b) Sub-Transfer  Agency  Agreement  with  Countrywide  Fund
                           Services, Inc. -- on file (File No. 811-5632 under Post-Effective Amendment No. 23 filed February 28,
                           1997)

                    (c) Administration    Agreement   with   Investment  Company
                           Administration Corporation (File No. 811-5632 under Post-Effective Amendment No. 28 filed October 17,
                           1997)

                    (d) License  Agreement  relating to the  Mark "Fremont" with
                           Fremont Investment Advisors, Inc. -- on file (File No. 811-5632)

                    (e) Investment   Accounting  Agreement   between   Investors
                           Fiduciary Trust Company and Fremont Mutual Funds, Inc. -- on file (File No. 811-5632 under Post-Effective Amendment No. 17 filed March 1, 1994)

                    (f) Sub-Transfer Agency Agreement  with  National  Financial
                           Data Services, Inc. - -- on file (File No. 811-5632 Under Post-Effective Amendment No. 31 file March 2,
                           1998)

           (10)
                    (a) Opinion  and  Consent  of  Counsel -- on  file (File No.
                           811-5632)

                    (b) Institutional  U.S.  Micro-Cap  Fund --  on  file  (File
                           No. 811-5632 Under Post-Effective Amendment No. 31 file March 2, 1998)

                    (c) U.S.  Small  Cap  Fund -- on  file  (File  No.  811-5632
                           Under  Post-Effective  Amendment No. 31 file March 2,
                           1998)

                    (d) Real  Estate  Securities  Fund --  on  file  (File   No.
                           811-5632 Under Post-Effective Amendment No. 31 file March 2, 1998)

                    (e) Select  Fund  -- on  file  (File   No.  811-5632   Under
                           Post-Effective Amendment No. 31 file March 2, 1998)

           (11)     Consent of Independent Public Accountants (filed herewith)

           (12)     Inapplicable

           (13)     (a) Subscription Agreement with  initial shareholders --  on
                           file   (File  No.   811-5632   under   Post-Effective
                           Amendment filed May 11, 1992)

                    (b) Subscription  Agreement  with  initial  shareholders  of
                           International Growth Fund -- on file (File No. 811-5632 under Post-Effective Amendment No. 16 filed December 29, 1993)

                    (c) Subscription  Agreement  with  initial  shareholders  of
                           International Small-Cap Fund -- on file (File No. 811-5632 under Post-Effective Amendment No. 18 filed April 22, 1994)

                    (d) Subscription  Agreement  with  initial  shareholders  of
                           U.S. Micro-Cap Fund -- on file (File No. 811-5632 under Post-Effective Amendment No. 18 filed April 22,
                           1994)

           (14)     Retirement Plans -- on file (File No. 811-5632)

           (15)     Form of Plan of Distribution  Pursuant  to Rule  12b-1 -- on
                           file   (File  No.   811-5632   under   Post-Effective
                           Amendment No. 31 file March 2, 1998)

           (16)     Inapplicable

           (17)     Financial Data Schedules as of October 31, 1997

                         FREMONT GLOBAL FUND
                         FREMONT MONEY MARKET FUND
                         FREMONT CALIFORNIA INTERMEDIATE TAX-FREE FUND FREMONT GROWTH FUND
                         FREMONT BOND FUND
                         FREMONT INTERNATIONAL GROWTH FUND
                         FREMONT U.S. MICRO-CAP FUND
                         FREMONT INTERNATIONAL SMALL CAP FUND
                         FREMONT EMERGING MARKETS FUND
                         FREMONT INSTITUTIONAL U.S. MICRO-CAP FUND
                         FREMONT U.S. SMALL CAP FUND


           (18)     Inapplicable


Item 25.   PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT

           Stephen D. Bechtel, Jr. and members of his family, including trusts for family members, would be considered controlling persons under applicable Securities and Exchange Commission regulations, on account of their shareholdings in the Funds.





Item 26.   NUMBER OF HOLDERS OF SECURITIES

                                                     Number of Record
                                                     Holders as of
TITLE OF CLASS                                       February 24, 1998

Capital Stock -- Money Market Fund                   1,705

Capital Stock -- Global Fund                         3,442

Capital Stock -- California Intermediate             169
                  Tax-Free Fund

Capital Stock -- Bond Fund                           505

Capital Stock -- Growth Fund                         2,178

Capital Stock -- International Growth Fund           220

Capital Stock -- International Small Cap Fund        233

Capital Stock -- U.S. Micro-Cap Fund                 6,635

Capital Stock -- Emerging Markets Fund               430

Capital Stock -- Institutional U.S. Micro-           16
                  Cap Fund

Capital Stock -- U.S. Small Cap Fund                 94

Capital Stock -- Real Estate Securities Fund         264

Capital Stock -- Select Fund                         30

Item 27.    INDEMNIFICATION

                  Article VII(g) of the Articles of Incorporation, filed as Exhibit (1), Item 24(b), provides for indemnification of certain persons acting on behalf of the Funds.

                  The Funds and the Advisor are jointly insured under an errors and omissions policy issued by American International Specialty Lines Insurance Company.

                  Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons by the Registrant's charter and bylaws, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in said Act, and is, therefore, unenforceable. In particular, the Articles of the Company provide certain limitations on liability of officers and directors. In the event that a claim for indemnification against such liabilities (other than the payment by the Series of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 28.    BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR

                  The information required by this item is contained in the Form Adv of the following entities and is incorporated herein by reference:

              Name of investment advisor                          File No.
              --------------------------                          -------------
              Kern Capital Management LLC                         801-44964
              Pacific Investment Management Company               801-48187
              Nicholas-Applegate Capital Mgmt. (HK) LLC           801-54681
              Kensington Investment Group                         801-44964
              Capital Guardian Trust
              Bee & Associates

Item 29.  Principal Underwriter.

     (a) First Fund Distributors, Inc. is the principal underwriter for the following investment companies or series thereof:

              Advisors Series Trust
                  -   American Trust Allegiance Fund
                  -   InformationTech 100(R) Fund
                  -   Kaminski Poland Fund
                  -   Rockhaven Funds (The)
              Fleming Capital Mutual Fund Group, Inc.
              Fremont Mutual Funds, Inc.
              Jurika & Voyles Fund Group
              RNC Mutual Fund Group, Inc.
              PIC Investment Trust
              Professionally Managed Portfolios
                  -   Avondale Total Return Fund
                  -   Perkins Opportunity Fund
                  -   Osterweis Fund
                  -   Pacific Gemini Partners Fund Group
                  -   ProConscience Women's Equity Mutual Fund
                  -   Academy Value Fund
                  -   Kayne, Anderson Rising Dividends Fund
                  -   Trent Equity Fund
                  -   Leonetti Balanced Fund
                  -   Lighthouse Growth Fund
                  -   U.S. Global Leaders Growth Fund
                  -   Boston Managed Growth Fund
                  -   Harris Bretall Sullivan & Smith Growth Fund
                  -   Insightful Investor Growth Fund
                  -   Hodges Fund
                  -   Penza Growth Fund
                  -   Titan Investment Fund
              Purisima Total Return Fund
              Rainier Investment Management

     (b) The following information is furnished with respect to the officers of First Fund Distributors, Inc.:


Name and Principal      Position and Offices with First    Positions and Offices
Business Address*       Fund Distributors, Inc.               with Registrant
------------------      -------------------------------    ---------------------
Robert H. Wadsworth     President and Treasurer             Assistant Secretary

Steven J. Paggioli      Vice President and Secretary                None

Eric M. Banhazl         Vice President                      Assistant Treasurer

* The principal business address of persons and entities listed is 4455 E. Camelback Road, Suite 261E, Phoenix, AZ 85018.

     (c) The distributor receives and annual fee of $50,000 per year.



Item 30.    LOCATION OF ACCOUNTS AND RECORDS

                  Accounts, books, and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and held in the offices of the Registrant and its investment manager, Fremont
Investment Advisors, Inc., 333 Market Street, 26th Floor, San Francisco, California 94105. Other books and records will be maintained by the sub-advisers to the Funds.

                  Records covering stockholder accounts and portfolio transactions are also maintained and kept by the Funds' Sub-Transfer Agent, National Financial Data Services, Inc., and by the Custodian, The Northern Trust Company.



Item 31.    MANAGEMENT SERVICES

                  None


Item 32.    UNDERTAKINGS

            (a)   Inapplicable

            (b) The Registrant undertakes to file a Post-Effective Amendment, using financial statements of the Fremont Real Estate Securities Fund and the Fremont Select Fund which need not be certified, within four to six months from the effective date of such Fund.

            (c) The information required by part 5A of the Form N-1A is or will be contained in the latest annual report to shareholders, and Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

            (d) The Registrant undertakes that within five business days after receipt of a written application by shareholders holding in the aggregate at least 1% of the shares then outstanding or shares then having a net asset value of $25,000, which is less, each of whom shall have been a shareholder for at least six months prior to the date of application (hereinafter the "Petitioning Shareholders"), requesting to communicate with other shareholders with a view to obtaining signatures to a request for a meeting for the purpose of voting upon removal of any Director of the Registrant, which application shall be accompanied by a form of communication and request which such Petitioning Shareholders wish to transmit, Registrant will:
                  (i) provide such Petitioning Shareholders with access to a list of the names and addresses of all shareholders of the Registrant; or (ii) inform such Petitioning Shareholders of the approximate number of shareholders and the estimated costs of mailing such communication, and to undertake such mailing promptly after tender by such Petitioning Shareholders to the Registrant of the material to be mailed and the reasonable expenses of such mailing.

                           SIGNATURE OF THE REGISTRANT

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of San Francisco, and the State of California, on the 15th day of April, 1998.


                                               FREMONT MUTUAL FUNDS, INC.



                                               By: /S/ DAVID L. REDO
                                                  ------------------------
                                                   DAVID L. REDO
                                                   Chairman


                  Pursuant to the requirements of the Securities Act of 1933 this Amendment to the Registration Statement has been signed below by the following persons in the capacities listed, and each on April 15, 1998.

PRINCIPAL EXECUTIVE OFFICER:


 /S/ David L. Redo                          Chairman and Chief
--------------------------                  Executive Officer
David L. Redo


PRINCIPAL ACCOUNTING OFFICER:


 /S/ Jack Gee                               Vice President and Controller
--------------------------
Jack Gee

DIRECTORS:


/S/   RICHARD E. HOLMES*                    Director
--------------------------
Richard E. Holmes



/S/   DONALD C. LUCHESSA*                   Director
--------------------------
Donald C. Luchessa



/S/   DAVID L. EGAN*                        Director
--------------------------
David L. Egan


/S/   PETER F. LANDINI                      Director
--------------------------
Peter F. Landini


/S/   DAVID L. REDO                         Director
--------------------------
David L. Redo


/S/   MICHAEL H. KOSICH                     Director
--------------------------
Michael H. Kosich


*By:/s/ Robert M. Slotky
--------------------------
   Robert M. Slotky
    Pursuant to Power of Attorney -- on file
              (File No. 811-5632 under Post-Effective
              Amendment No. 31 file March 2, 1998)